UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2018

Date of reporting period: January 31, 2018

Item 1.    Reports to Stockholders.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK – 96.8%
Australia – 1.3%
Other Securities ‡	1.3%		$33,806

Austria – 0.1%
Other Securities	0.1		1,377

Belgium – 0.2%
Other Securities	0.2		5,566

Brazil – 0.5%
Other Securities	0.5		13,236

Canada – 0.0%
Other Securities	0.0		576

Chile – 0.1%
Other Securities	0.1		3,009

China – 1.9%
Tencent Holdings	0.6	272,400	16,146
Other Securities (A)	1.3		34,526
			50,672

Colombia – 0.0%
Other Securities	0.0		753

Czech Republic – 0.0%
Other Securities (A)	0.0		568

Denmark – 0.4%
Other Securities (A)	0.4		9,026

Finland – 0.2%
Other Securities	0.2		4,820

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
France – 1.9%
Other Securities ‡(A)	1.9%		$50,824

Germany – 1.8%
Other Securities (A)	1.8		47,276

Greece – 0.0%
Other Securities	0.0		1,071

Hong Kong – 1.4%
Other Securities ‡(A)	1.4		37,494

Hungary – 0.0%
Other Securities	0.0		896

India – 0.2%
Other Securities (A)	0.2		5,880

Indonesia – 0.2%
Other Securities	0.2		6,011

Ireland – 0.6%
Other Securities	0.6		15,187

Israel – 0.1%
Other Securities	0.1		2,409

Italy – 0.5%
Other Securities (A)	0.5		12,236

Japan – 4.5%
Other Securities ‡	4.5		119,958

Luxembourg – 0.1%
Other Securities	0.1		1,178

Macau – 0.0%
Other Securities	0.0		446

Malaysia – 0.3%
Other Securities	0.3		6,558

Mexico – 0.3%
Other Securities ‡	0.3		8,293

Netherlands – 1.3%
Other Securities ‡(A)	1.3		34,549

New Zealand – 0.0%
Other Securities	0.0		795

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Norway — 0.1%
Other Securities	0.1%		$ 3,423

Pakistan — 0.0%
Other Securities	0.0		174

Panama — 0.0%
Other Securities	0.0		352

Peru — 0.0%
Other Securities	0.0		892

Philippines — 0.1%
Other Securities	0.1		2,814

Poland — 0.2%
Other Securities (A)	0.2		3,977

Portugal — 0.0%
Other Securities	0.0		734

Qatar — 0.1%
Other Securities	0.1		1,542

Russia — 0.2%
Other Securities	0.2		5,655

Singapore — 0.3%
Other Securities ‡	0.3		7,290

Slovak Republic — 0.0%
Other Securities	0.0		1,095

South Africa — 0.7%
Other Securities ‡	0.7		19,230

South Korea — 1.5%
Samsung Electronics	0.4	4,631	10,820
Other Securities (A)	1.1		27,413
			38,233
Spain — 0.6%
Other Securities (A)	0.6		16,761

Sweden — 0.5%
Other Securities	0.5		13,472

Switzerland — 1.5%
Nestle	0.3	99,211	8,583
Other Securities	1.2		31,970
			40,553

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing	0.3%	802,000	$ 7,017
Other Securities	0.8		22,108
			29,125
Thailand — 0.3%
Other Securities	0.3		6,469

Turkey — 0.1%
Other Securities ‡	0.1		2,826

United Arab Emirates — 0.1%
Other Securities	0.1		1,695

United Kingdom — 3.2%
HSBC Holdings	0.3	640,456	6,841
Other Securities ‡(A)	2.9		76,615
			83,456
United States — 68.3%
3M	0.3	33,500	8,392
AbbVie	0.4	92,054	10,330
Alibaba Group Holding ADR *	0.4	55,200	11,277
Alphabet, Cl A *	0.8	17,229	20,368
Alphabet, Cl C *	0.8	17,500	20,474
Altria Group	0.3	110,600	7,780
Amazon.com *	1.3	22,973	33,331
Amgen	0.3	42,426	7,893
Apple	1.9	297,154	49,752
AT&T	0.5	355,531	13,315
Bank of America	0.7	560,230	17,927
Berkshire Hathaway, Cl B*	0.9	111,243	23,848
Boeing	0.4	32,200	11,411
Chevron	0.5	109,203	13,689
Cisco Systems	0.4	287,459	11,941
Citigroup	0.5	152,900	12,000
Coca-Cola	0.4	222,330	10,581
Comcast, Cl A	0.4	270,144	11,489
DowDuPont	0.4	135,074	10,209
ExxonMobil	0.8	245,335	21,418
Facebook, Cl A *	0.9	134,888	25,209
General Electric	0.3	501,357	8,107
Home Depot	0.5	68,100	13,681
Honeywell International	0.3	44,038	7,032
Intel	0.5	272,405	13,114
International Business
Machines	0.3	49,130	8,043
Johnson & Johnson	0.8	155,979	21,555
JPMorgan Chase	0.9	199,806	23,112
Mastercard, Cl A	0.3	54,400	9,194
McDonald’s	0.3	46,700	7,992
Merck	0.4	158,218	9,374

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft	1.6%	433,893	$ 41,224
NVIDIA	0.3	32,800	8,062
Oracle	0.3	168,588	8,697
PepsiCo	0.4	82,564	9,932
Pfizer	0.5	341,856	12,662
Philip Morris International	0.4	89,800	9,629
Procter & Gamble	0.5	147,976	12,776
SEI Investments †	0.0	7,700	579
UnitedHealth Group	0.5	55,400	13,118
Verizon Communications	0.5	235,991	12,760
Visa, Cl A	0.5	105,940	13,161
Wal-Mart Stores	0.3	83,600	8,912
Walt Disney	0.4	89,500	9,726
Wells Fargo	0.6	255,760	16,824
Other Securities ‡ (B)	43.6		1,150,989
			1,802,889
Total Common Stock (Cost $1,916,490) ($ Thousands)			2,557,127

EXCHANGE TRADED FUNDS – 0.8%

United States – 0.8%
iShares MSCI India Fund	0.7	457	17,041
Other Securities	0.1		3,129
Total Exchange Traded Funds (Cost $14,907) ($ Thousands)			20,170
PREFERRED STOCK – 0.5%
Brazil – 0.3%
Other Securities	0.3		7,710

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Chile – 0.0%
Other Securities	0.0%		$315

Colombia – 0.0%
Other Securities	0.0		377

Germany – 0.1%
Other Securities	0.1		2,913

South Korea – 0.1%
Other Securities	0.1		2,381

Total Preferred Stock (Cost $8,180) ($ Thousands)			13,696

RIGHTS – 0.0%

Italy – 0.0%
Other Securities	0.0		1

Philippines – 0.0%
Other Securities	0.0		1

South Korea – 0.0%
Other Securities	0.0		31

Spain – 0.0%
Other Securities	0.0		4

United States – 0.0%
Other Securities	0.0		2

Total Rights (Cost $–) ($ Thousands)			39
Total Investments – 98.1% (Cost $1,939,577)($ Thousands)			$2,591,032

The open futures contracts held by the Fund at January 31, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI EAFE Index E-MINI	95	Mar-2018	$9,727	$10,191	$464
MSCI Emerging Markets E-MINI	148	Mar-2018	8,167	9,308	1,141
Russell 2000 Index E-MINI	66	Mar-2018	5,029	5,201	172
S&P 500 Index E-MINI	169	Mar-2018	22,812	23,878	1,066
S&P Mid Cap 400 Index E-MINI	11	Mar-2018	2,110	2,150	40

			$47,845	$50,728	$2,883

Percentages are based on a Net Assets of $2,641,626 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
†	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2018, the value of these securities amounted to $6,590 ($ Thousands), representing 0.2% of the net assets of the Fund.

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Concluded)

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of January 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3‡		Total
Common Stock	$2,557,127	$–	$–		$2,557,127
Exchange Traded Funds	20,170	–	–		20,170
Preferred Stock	13,696	–	–		13,696
Rights	39	–	–	^	39

Total Investments in Securities	$2,591,032	$–	$–		$2,591,032

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,883	$–	$–	$2,883

Total Other Financial Instruments	$2,883	$–	$–	$2,883

* Futures contracts are valued at the unrealized appreciation on the instruments.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents securities in which the fair value is $0 or has been rounded to $0.

For the period ended January 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities due to the availability of quoted prices in active markets to determine fair value. For the period ended January 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions the Fund had with affiliates for the period ended January 31, 2018 ($ Thousands):

Security Description	Value 8/1/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 01/31/2018	Dividend Income
SEI Investments	$435	$–	$–	$–	$144	$579	$2

Totals	$435	$–	$–	$–	$144	$579	$2

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.0%
Consumer Discretionary — 3.9%
1011778 BC ULC
5.000%, 10/15/2025 (A)	$433	$434
4.625%, 01/15/2022 (A)	256	261
4.250%, 05/15/2024 (A)	215	211
21st Century Fox America
6.650%, 11/15/2037	100	136
6.150%, 02/15/2041	250	329
4.500%, 02/15/2021	100	105
3.000%, 09/15/2022	300	301
24 Hour Fitness Worldwide
8.000%, 06/01/2022 (A)	125	124
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	198
Advance Auto Parts
4.500%, 12/01/2023	100	104
Albertsons
6.625%, 06/15/2024	212	201
5.750%, 03/15/2025	265	237
Amazon.com
5.200%, 12/03/2025	100	112
4.950%, 12/05/2044	100	118
4.800%, 12/05/2034	100	114
4.250%, 08/22/2057 (A)	70	74
4.050%, 08/22/2047 (A)	270	280
3.875%, 08/22/2037 (A)	45	46
3.150%, 08/22/2027 (A)	150	147
2.800%, 08/22/2024 (A)	225	220
2.500%, 11/29/2022	200	197
2.400%, 02/22/2023 (A)	50	49
1.900%, 08/21/2020 (A)	30	30
AMC Entertainment Holdings
5.875%, 11/15/2026	55	54
5.750%, 06/15/2025	188	183
AMC Networks
5.000%, 04/01/2024	150	152
4.750%, 12/15/2022	100	102
4.750%, 08/01/2025	105	105
American Axle & Manufacturing
6.250%, 04/01/2025 (A)	130	136
American Honda Finance MTN
2.900%, 02/16/2024	50	49
2.250%, 08/15/2019	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 02/14/2020	$50	$49
1.700%, 02/22/2019	25	25
1.700%, 09/09/2021	150	145
American Tire Distributors
10.250%, 03/01/2022 (A)	160	166
Aptiv
3.150%, 11/19/2020	200	202
APX Group
7.875%, 12/01/2022	158	169
Aramark Services
5.125%, 01/15/2024	183	190
5.000%, 04/01/2025 (A)	100	103
5.000%, 02/01/2028 (A)	260	265
Asbury Automotive Group
6.000%, 12/15/2024	100	104
Ashtead Capital
5.625%, 10/01/2024 (A)	200	211
4.375%, 08/15/2027 (A)	200	199
AutoNation
4.500%, 10/01/2025	100	103
AutoZone
3.750%, 06/01/2027	100	100
3.700%, 04/15/2022	80	82
BAT Capital
4.540%, 08/15/2047 (A)	60	62
4.390%, 08/15/2037 (A)	70	72
3.557%, 08/15/2027 (A)	150	147
3.222%, 08/15/2024 (A)	100	98
2.764%, 08/15/2022 (A)	100	98
2.297%, 08/14/2020 (A)	100	99
Beazer Homes USA
8.750%, 03/15/2022	105	115
Bed Bath & Beyond
5.165%, 08/01/2044	100	87
Block Financial
4.125%, 10/01/2020	100	102
Board of Trustees of The Leland Stanford Junior University
3.647%, 05/01/2048	25	25
BorgWarner
4.375%, 03/15/2045	50	51
3.375%, 03/15/2025	100	99
Boyd Gaming
6.875%, 05/15/2023	137	145
6.375%, 04/01/2026	100	107
Brookfield Residential Properties
6.125%, 07/01/2022 (A)	100	104
Caesars Resort Collection
5.250%, 10/15/2025 (A)	294	292
CBS
5.500%, 05/15/2033	175	189
4.000%, 01/15/2026	235	238

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 01/15/2025	$100	$100
CCO Holdings
5.875%, 04/01/2024 (A)	467	488
5.750%, 01/15/2024	300	309
5.750%, 02/15/2026 (A)	500	518
5.500%, 05/01/2026 (A)	300	306
5.125%, 02/15/2023	100	102
5.125%, 05/01/2027 (A)	665	650
5.000%, 02/01/2028 (A)	279	269
4.000%, 03/01/2023 (A)	43	42
Cedar Fair
5.375%, 04/15/2027 (A)	110	115
Cengage Learning
9.500%, 06/15/2024 (A)	111	105
Charter Communications Operating
6.834%, 10/23/2055	35	43
6.484%, 10/23/2045	165	193
6.384%, 10/23/2035	50	58
5.375%, 05/01/2047	135	139
4.908%, 07/23/2025	150	157
4.464%, 07/23/2022	250	258
3.750%, 02/15/2028	200	189
3.579%, 07/23/2020	55	56
Churchill Downs
4.750%, 01/15/2028 (A)	94	93
Cinemark
4.875%, 06/01/2023	150	152
Comcast
4.750%, 03/01/2044	200	223
4.600%, 08/15/2045	100	109
4.400%, 08/15/2035	200	215
4.250%, 01/15/2033	100	106
4.200%, 08/15/2034	400	418
4.000%, 08/15/2047	100	101
3.999%, 11/01/2049	200	199
3.969%, 11/01/2047	200	200
3.400%, 07/15/2046	100	91
3.375%, 02/15/2025	150	151
3.375%, 08/15/2025	65	65
3.300%, 02/01/2027	100	99
3.200%, 07/15/2036	100	93
3.150%, 02/15/2028	100	97
3.000%, 02/01/2024	250	248
2.750%, 03/01/2023	100	99
Council of Europe Development Bank
1.750%, 11/14/2019	50	50
1.625%, 03/10/2020	100	98
CSC Holdings
10.875%, 10/15/2025 (A)	253	301
10.125%, 01/15/2023 (A)	300	338
6.625%, 10/15/2025 (A)	250	268
5.500%, 04/15/2027 (A)	85	86

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 02/01/2028 (A)	$200	$200
5.250%, 06/01/2024	100	97
Daimler Finance North America
8.500%, 01/18/2031	50	74
Darden Restaurants
3.850%, 05/01/2027	30	30
Delphi Technologies
5.000%, 10/01/2025 (A)	105	105
Diamond Resorts International
10.750%, 09/01/2024 (A)	75	83
7.750%, 09/01/2023 (A)	145	159
Discovery Communications
6.350%, 06/01/2040	100	116
5.200%, 09/20/2047	260	266
5.000%, 09/20/2037	240	245
3.950%, 03/20/2028	260	254
3.800%, 03/13/2024	100	101
2.950%, 03/20/2023	250	244
2.200%, 09/20/2019	215	213
DISH DBS
7.750%, 07/01/2026	326	335
5.875%, 11/15/2024	360	341
5.000%, 03/15/2023	200	188
Dollar General
3.875%, 04/15/2027	200	205
3.250%, 04/15/2023	100	100
Dollar Tree
5.750%, 03/01/2023	350	366
5.250%, 03/01/2020	105	106
DR Horton
4.000%, 02/15/2020	55	56
3.750%, 03/01/2019	45	46
Eldorado Resorts
6.000%, 04/01/2025	100	104
ESH Hospitality
5.250%, 05/01/2025 (A)	200	201
Expedia
5.000%, 02/15/2026	100	105
4.500%, 08/15/2024	50	52
Fiat Chrysler Automobiles
5.250%, 04/15/2023	400	423
4.500%, 04/15/2020	200	205
First Quality Finance
4.625%, 05/15/2021 (A)	100	101
Ford Motor
7.450%, 07/16/2031	200	255
5.291%, 12/08/2046	150	157
4.750%, 01/15/2043	125	123
Ford Motor Credit
5.875%, 08/02/2021	250	271
3.219%, 01/09/2022	200	199
2.979%, 08/03/2022	200	196

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.681%, 01/09/2020	$200	$199
2.425%, 06/12/2020	200	198
Ford Motor Credit MTN
4.389%, 01/08/2026	200	204
General Motors
6.600%, 04/01/2036	100	121
6.250%, 10/02/2043	250	295
5.400%, 04/01/2048	50	54
5.150%, 04/01/2038	230	241
5.000%, 04/01/2035	50	52
4.200%, 10/01/2027	50	50
General Motors Financial
4.350%, 01/17/2027	70	71
4.000%, 01/15/2025	100	101
4.000%, 10/06/2026	50	50
3.950%, 04/13/2024	50	51
3.700%, 05/09/2023	35	35
3.500%, 11/07/2024	100	98
3.450%, 01/14/2022	100	100
3.450%, 04/10/2022	150	150
3.250%, 01/05/2023	100	99
3.200%, 07/13/2020	100	101
3.200%, 07/06/2021	150	150
3.150%, 06/30/2022	70	69
2.450%, 11/06/2020	100	99
2.400%, 05/09/2019	30	30
2.350%, 10/04/2019	50	50
George Washington University
4.868%, 09/15/2045	50	58
Golden Nugget
8.750%, 10/01/2025 (A)	100	107
6.750%, 10/15/2024 (A)	225	232
Goodyear Tire & Rubber
5.125%, 11/15/2023	150	154
5.000%, 05/31/2026	100	101
4.875%, 03/15/2027	155	155
Gray Television
5.875%, 07/15/2026 (A)	125	129
5.125%, 10/15/2024 (A)	100	100
Group 1 Automotive
5.000%, 06/01/2022	100	103
Guitar Center
6.500%, 04/15/2019 (A)	100	98
GW Honos Security
8.750%, 05/15/2025 (A)	85	92
Hanesbrands
4.875%, 05/15/2026 (A)	150	152
4.625%, 05/15/2024 (A)	176	178
Hasbro
3.500%, 09/15/2027	60	57
Hilton Domestic Operating
4.250%, 09/01/2024	170	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hilton Worldwide Finance
4.875%, 04/01/2027	$115	$117
4.625%, 04/01/2025	120	121
Home Depot
5.875%, 12/16/2036	200	266
4.400%, 04/01/2021	100	105
4.400%, 03/15/2045	150	167
3.900%, 06/15/2047	150	154
3.500%, 09/15/2056	100	94
3.000%, 04/01/2026	100	98
2.800%, 09/14/2027	200	192
2.625%, 06/01/2022	150	149
2.000%, 06/15/2019	100	100
2.000%, 04/01/2021	50	49
1.800%, 06/05/2020	71	70
iHeartCommunications
9.000%, 12/15/2019	250	191
9.000%, 09/15/2022	400	294
IHO Verwaltungs GmbH
4.500% cash/5.250% PIK, 09/15/2023 (A)	200	203
International Game Technology
6.250%, 02/15/2022 (A)	300	321
5.625%, 02/15/2020 (A)	200	208
Jack Ohio Finance
6.750%, 11/15/2021 (A)	115	121
Jaguar Holding II
6.375%, 08/01/2023 (A)	152	157
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)	125	123
4.250%, 11/15/2019 (A)	150	152
JC Penney
5.875%, 07/01/2023 (A)	100	96
KFC Holding
5.250%, 06/01/2026 (A)	92	94
5.000%, 06/01/2024 (A)	262	265
4.750%, 06/01/2027 (A)	100	99
Kohl’s
4.750%, 12/15/2023	100	107
L Brands
5.625%, 10/15/2023	100	107
5.250%, 02/01/2028	85	84
Laureate Education
8.250%, 05/01/2025 (A)	90	96
Lear
5.250%, 01/15/2025	70	74
3.800%, 09/15/2027	200	199
Leggett & Platt
3.500%, 11/15/2027	50	49
Lennar
4.750%, 04/01/2021	100	103
4.750%, 11/15/2022	200	207

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 11/29/2027 (A)	$188	$190
4.500%, 04/30/2024	210	212
4.125%, 01/15/2022	120	122
Lions Gate Entertainment
5.875%, 11/01/2024 (A)	105	112
Live Nation Entertainment
4.875%, 11/01/2024 (A)	115	117
LKQ
4.750%, 05/15/2023	100	102
Lowe’s
4.625%, 04/15/2020	100	104
4.250%, 09/15/2044	50	53
4.050%, 05/03/2047	100	104
3.700%, 04/15/2046	150	147
3.375%, 09/15/2025	100	100
3.125%, 09/15/2024	100	100
3.100%, 05/03/2027	200	196
Macy’s Retail Holdings
4.500%, 12/15/2034	100	87
3.450%, 01/15/2021	50	50
2.875%, 02/15/2023	125	118
Magna International
3.625%, 06/15/2024	100	102
Marriott International
3.750%, 03/15/2025	100	101
3.125%, 10/15/2021	100	100
3.125%, 06/15/2026	50	48
2.300%, 01/15/2022	50	49
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	133
Mattamy Group
6.500%, 10/01/2025 (A)	75	79
Mattel
6.750%, 12/31/2025 (A)	203	206
2.350%, 05/06/2019	100	99
McDonald’s MTN
6.300%, 10/15/2037	150	197
4.875%, 12/09/2045	125	143
4.700%, 12/09/2035	175	195
3.700%, 01/30/2026	30	31
2.750%, 12/09/2020	120	120
MDC Partners
6.500%, 05/01/2024 (A)	150	151
Meredith
6.875%, 02/01/2026 (A)	265	271
MGM Resorts International
6.750%, 10/01/2020	100	108
6.625%, 12/15/2021	200	218
6.000%, 03/15/2023	200	216
4.625%, 09/01/2026	100	101
Michaels Stores
5.875%, 12/15/2020 (A)	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	$55	$56
NBCUniversal Media
5.950%, 04/01/2041	100	129
5.150%, 04/30/2020	350	370
NCL
4.750%, 12/15/2021 (A)	90	93
Neiman Marcus Group
8.000%, 10/15/2021 (A)	200	127
Netflix
5.875%, 02/15/2025	138	148
5.500%, 02/15/2022	225	238
4.875%, 04/15/2028 (A)	200	198
4.375%, 11/15/2026	220	215
Newell Brands
5.500%, 04/01/2046	250	287
5.375%, 04/01/2036	30	34
4.200%, 04/01/2026	50	51
3.850%, 04/01/2023	60	61
3.150%, 04/01/2021	50	50
Newell Rubbermaid
4.000%, 12/01/2024	100	102
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	82	85
NIKE
3.875%, 11/01/2045	100	102
3.375%, 11/01/2046	100	94
Nordstrom
5.000%, 01/15/2044	100	97
4.000%, 03/15/2027	100	98
Northwestern University
3.662%, 12/01/2057	25	25
Omnicom Group
3.625%, 05/01/2022	100	102
3.600%, 04/15/2026	100	100
O’Reilly Automotive
3.600%, 09/01/2027	100	99
3.550%, 03/15/2026	50	50
Penske Automotive Group
5.500%, 05/15/2026	105	107
PetSmart
8.875%, 06/01/2025 (A)	85	54
7.125%, 03/15/2023 (A)	283	178
5.875%, 06/01/2025 (A)	195	150
Pinnacle Entertainment
5.625%, 05/01/2024	60	64
President & Fellows of Harvard College
3.150%, 07/15/2046	100	94
Priceline Group
3.600%, 06/01/2026	50	50
3.550%, 03/15/2028	50	49
2.750%, 03/15/2023	50	49

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	$488	$540
PulteGroup
5.500%, 03/01/2026	100	107
5.000%, 01/15/2027	107	111
4.250%, 03/01/2021	100	103
QVC
4.450%, 02/15/2025	100	101
Regal Entertainment Group
5.750%, 03/15/2022	50	51
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	25	26
RSI Home Products
6.500%, 03/15/2023 (A)	67	70
Sabre
5.375%, 04/15/2023 (A)	35	36
5.250%, 11/15/2023 (A)	145	146
Sally Holdings
5.625%, 12/01/2025	150	149
Scientific Games International
10.000%, 12/01/2022	350	384
7.000%, 01/01/2022 (A)	305	322
5.000%, 10/15/2025 (A)	120	120
Scripps Networks Interactive
2.750%, 11/15/2019	100	100
Service International
5.375%, 05/15/2024	150	158
4.625%, 12/15/2027	153	151
ServiceMaster
5.125%, 11/15/2024 (A)	130	130
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	100	108
Simmons Foods
5.750%, 11/01/2024 (A)	74	72
Sinclair Television Group
6.125%, 10/01/2022	100	103
5.375%, 04/01/2021	150	152
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	210
5.375%, 04/15/2025 (A)	175	180
5.375%, 07/15/2026 (A)	157	161
5.000%, 08/01/2027 (A)	260	258
4.625%, 05/15/2023 (A)	100	101
3.875%, 08/01/2022 (A)	141	141
Six Flags Entertainment
4.875%, 07/31/2024 (A)	200	203
Staples
8.500%, 09/15/2025 (A)	155	150
Starbucks
2.700%, 06/15/2022	200	199
Station Casinos
5.000%, 10/01/2025 (A)	134	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Studio City
7.250%, 11/30/2021 (A)	$200	$211
Summit Materials
6.125%, 07/15/2023	150	155
Tapestry
4.125%, 07/15/2027	50	50
Target
3.900%, 11/15/2047	100	101
3.500%, 07/01/2024	150	155
2.300%, 06/26/2019	300	300
Taylor Morrison Communities
5.250%, 04/15/2021 (A)	92	94
TEGNA
5.125%, 07/15/2020	250	255
Tempur Sealy International
5.500%, 06/15/2026	64	64
Tenneco
5.000%, 07/15/2026	105	106
Tesla
5.300%, 08/15/2025 (A)	294	280
Time
5.750%, 04/15/2022 (A)	100	104
Time Warner
6.250%, 03/29/2041	150	185
6.200%, 03/15/2040	275	332
3.600%, 07/15/2025	200	198
3.550%, 06/01/2024	200	200
2.950%, 07/15/2026	85	79
2.100%, 06/01/2019	350	348
Time Warner Cable
8.750%, 02/14/2019	100	106
8.250%, 04/01/2019	200	213
6.550%, 05/01/2037	100	118
5.875%, 11/15/2040	200	217
5.000%, 02/01/2020	250	260
4.500%, 09/15/2042	100	92
TJX
2.250%, 09/15/2026	150	138
Tops Holding
8.000%, 06/15/2022 (A)	83	49
Toyota Motor Credit MTN
3.300%, 01/12/2022	200	204
2.900%, 04/17/2024	50	50
2.800%, 07/13/2022	50	50
2.600%, 01/11/2022	100	99
2.250%, 10/18/2023	50	48
2.150%, 03/12/2020	200	199
2.150%, 09/08/2022	250	243
1.900%, 04/08/2021	50	49
1.700%, 02/19/2019	50	50
1.550%, 10/18/2019	50	49

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tribune Media
5.875%, 07/15/2022	$200	$206
Under Armour
3.250%, 06/15/2026	100	87
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	200	205
University of Notre Dame du Lac
3.394%, 02/15/2048	250	240
University of Southern California
3.028%, 10/01/2039	250	229
Univision Communications
6.750%, 09/15/2022 (A)	48	50
5.125%, 05/15/2023 (A)	150	149
5.125%, 02/15/2025 (A)	247	240
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/2057	106	110
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/2057	80	81
5.850%, 09/01/2043	100	111
4.250%, 09/01/2023	125	129
Viking Cruises
5.875%, 09/15/2027 (A)	134	134
VOC Escrow
5.000%, 02/15/2028 (A)	70	70
Walt Disney
3.000%, 02/13/2026	100	99
Walt Disney MTN
4.125%, 06/01/2044	125	133
3.000%, 07/30/2046	150	132
2.950%, 06/15/2027	200	196
2.350%, 12/01/2022	50	49
2.300%, 02/12/2021	100	99
1.850%, 07/30/2026	100	90
1.800%, 06/05/2020	150	148
Whirlpool
3.700%, 05/01/2025	200	202
WPP Finance
3.750%, 09/19/2024	100	101
Wyndham Worldwide
4.250%, 03/01/2022	100	101
Wynn Las Vegas
5.500%, 03/01/2025 (A)	300	303
5.250%, 05/15/2027 (A)	155	153
4.250%, 05/30/2023 (A)	50	50
ZF North America Capital
4.750%, 04/29/2025 (A)	300	309
4.500%, 04/29/2022 (A)	214	220
4.000%, 04/29/2020 (A)	50	51
		56,552

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 1.7%
Alliance One International
9.875%, 07/15/2021	$150	$143
Altria Group
9.250%, 08/06/2019	100	110
5.375%, 01/31/2044	200	239
4.000%, 01/31/2024	100	105
2.850%, 08/09/2022	100	99
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	500	565
4.700%, 02/01/2036	400	442
4.625%, 02/01/2044	100	109
3.700%, 02/01/2024	300	308
3.650%, 02/01/2026	400	405
3.300%, 02/01/2023	300	302
2.650%, 02/01/2021	300	299
2.150%, 02/01/2019	62	62
1.900%, 02/01/2019	500	498
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	156
5.375%, 01/15/2020	200	211
4.439%, 10/06/2048	200	211
3.750%, 01/15/2022	250	258
3.750%, 07/15/2042	100	96
Archer-Daniels-Midland
4.479%, 03/01/2021	50	52
4.016%, 04/16/2043	100	101
3.750%, 09/15/2047	200	194
2.500%, 08/11/2026	100	94
Avon International Operations
7.875%, 08/15/2022 (A)	70	71
B&G Foods
5.250%, 04/01/2025	173	173
4.625%, 06/01/2021	100	101
Brown-Forman
4.500%, 07/15/2045	35	38
Bunge Finance
3.750%, 09/25/2027	30	30
3.500%, 11/24/2020	50	51
3.000%, 09/25/2022	230	226
Campbell Soup
4.500%, 02/15/2019	100	102
Chobani
7.500%, 04/15/2025 (A)	100	106
Clorox
3.100%, 10/01/2027	100	98
Coca-Cola
2.875%, 10/27/2025	200	197
2.450%, 11/01/2020	200	201
2.250%, 09/01/2026	50	47
1.550%, 09/01/2021	50	48

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Coca-Cola European Partners US
3.500%, 09/15/2020	$100	$102
Colgate-Palmolive MTN
4.000%, 08/15/2045	50	52
3.250%, 03/15/2024	50	51
2.300%, 05/03/2022	100	98
1.750%, 03/15/2019	50	50
Conagra Brands
3.200%, 01/25/2023	118	118
Constellation Brands
6.000%, 05/01/2022	30	34
4.500%, 05/09/2047	20	21
4.250%, 05/01/2023	90	94
4.100%, 02/15/2048	50	49
3.875%, 11/15/2019	20	20
3.750%, 05/01/2021	25	26
3.600%, 02/15/2028	50	50
3.500%, 05/09/2027	15	15
3.200%, 02/15/2023	50	50
2.700%, 05/09/2022	15	15
2.650%, 11/07/2022	100	97
Costco Wholesale
3.000%, 05/18/2027	100	98
2.300%, 05/18/2022	100	98
1.700%, 12/15/2019	100	99
Cott Holdings
5.500%, 04/01/2025 (A)	95	97
CVS Health
5.300%, 12/05/2043	50	57
5.125%, 07/20/2045	255	285
4.875%, 07/20/2035	100	108
4.000%, 12/05/2023	100	103
3.875%, 07/20/2025	200	202
2.875%, 06/01/2026	100	94
2.800%, 07/20/2020	200	200
2.750%, 12/01/2022	100	97
2.125%, 06/01/2021	50	48
Dean Foods
6.500%, 03/15/2023 (A)	147	146
Diageo Capital
2.625%, 04/29/2023	100	98
Diageo Investment
4.250%, 05/11/2042	100	108
2.875%, 05/11/2022	150	150
Dr Pepper Snapple Group
4.500%, 11/15/2045 (A)	130	134
2.550%, 09/15/2026	100	91
Energizer Holdings
5.500%, 06/15/2025 (A)	113	116
Estee Lauder
4.375%, 06/15/2045	50	55
4.150%, 03/15/2047	50	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 03/15/2027	$50	$49
Fresh Market
9.750%, 05/01/2023 (A)	100	70
General Mills
3.150%, 12/15/2021	200	202
2.600%, 10/12/2022	200	196
Hershey
3.200%, 08/21/2025	100	99
HRG Group
7.750%, 01/15/2022	200	208
Ingles Markets
5.750%, 06/15/2023	100	101
Ingredion
3.200%, 10/01/2026	100	96
JBS USA LUX
5.875%, 07/15/2024 (A)	250	251
5.750%, 06/15/2025 (A)	100	99
JM Smucker
4.375%, 03/15/2045	100	104
4.250%, 03/15/2035	20	21
3.500%, 03/15/2025	100	101
2.200%, 12/06/2019	200	199
Kellogg
4.000%, 12/15/2020	200	207
3.400%, 11/15/2027	100	98
Kimberly-Clark
6.625%, 08/01/2037	100	139
3.050%, 08/15/2025	50	49
2.750%, 02/15/2026	50	49
1.400%, 02/15/2019	35	35
Kraft Foods Group
5.000%, 06/04/2042	100	106
3.500%, 06/06/2022	100	101
Kraft Heinz Foods
6.875%, 01/26/2039	100	130
6.500%, 02/09/2040	100	126
5.200%, 07/15/2045	100	108
4.375%, 06/01/2046	60	59
3.950%, 07/15/2025	100	101
3.000%, 06/01/2026	55	52
2.800%, 07/02/2020	200	200
Kroger
4.000%, 02/01/2024	200	206
3.875%, 10/15/2046	100	92
3.700%, 08/01/2027	35	35
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	115	113
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	75	77
4.625%, 11/01/2024 (A)	145	147
McCormick
3.400%, 08/15/2027	200	198

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mead Johnson Nutrition
4.125%, 11/15/2025	$30	$31
3.000%, 11/15/2020	230	232
Molson Coors Brewing
5.000%, 05/01/2042	93	103
4.200%, 07/15/2046	40	40
3.000%, 07/15/2026	200	190
1.450%, 07/15/2019	25	25
Mondelez International
4.000%, 02/01/2024	200	209
PepsiCo
5.500%, 01/15/2040	100	127
4.600%, 07/17/2045	145	164
4.500%, 01/15/2020	200	208
4.250%, 10/22/2044	100	107
4.000%, 05/02/2047	135	141
3.600%, 03/01/2024	200	206
3.500%, 07/17/2025	100	102
3.000%, 10/15/2027	250	244
2.750%, 03/05/2022	150	150
2.250%, 05/02/2022	50	49
2.000%, 04/15/2021	250	246
1.550%, 05/02/2019	50	50
1.350%, 10/04/2019	100	98
Philip Morris International
6.375%, 05/16/2038	200	265
4.500%, 03/26/2020	100	104
4.250%, 11/10/2044	50	52
4.125%, 03/04/2043	50	50
3.125%, 08/17/2027	100	97
3.125%, 03/02/2028	50	48
2.750%, 02/25/2026	50	48
2.625%, 02/18/2022	25	25
2.500%, 11/02/2022	50	49
2.375%, 08/17/2022	100	97
2.125%, 05/10/2023	25	24
2.000%, 02/21/2020	35	35
1.875%, 11/01/2019	50	49
1.875%, 02/25/2021	50	49
1.625%, 02/21/2019	50	50
1.375%, 02/25/2019	30	30
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	67	67
5.750%, 03/15/2025 (A)	133	134
Post Holdings
5.750%, 03/01/2027 (A)	205	205
5.625%, 01/15/2028 (A)	208	207
5.500%, 03/01/2025 (A)	295	304
5.000%, 08/15/2026 (A)	273	267
Procter & Gamble
5.550%, 03/05/2037	100	129
3.100%, 08/15/2023	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.850%, 08/11/2027	$100	$97
2.450%, 11/03/2026	50	47
2.150%, 08/11/2022	100	97
1.700%, 11/03/2021	100	97
Revlon Consumer Products
5.750%, 02/15/2021	100	77
Reynolds American
6.875%, 05/01/2020	100	109
5.850%, 08/15/2045	100	122
5.700%, 08/15/2035	100	117
4.450%, 06/12/2025	100	105
3.250%, 06/12/2020	254	257
Rite Aid
6.750%, 06/15/2021	200	203
6.125%, 04/01/2023 (A)	165	154
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	250	241
Spectrum Brands
5.750%, 07/15/2025	249	262
Sysco
4.850%, 10/01/2045	15	17
3.750%, 10/01/2025	25	26
3.300%, 07/15/2026	100	99
2.600%, 10/01/2020	150	150
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	125
Tyson Foods
4.500%, 06/15/2022	100	106
3.950%, 08/15/2024	150	155
2.250%, 08/23/2021	35	34
Unilever Capital
5.900%, 11/15/2032	100	128
4.250%, 02/10/2021	100	104
1.375%, 07/28/2021	100	96
US Foods
5.875%, 06/15/2024 (A)	115	120
Vector Group
6.125%, 02/01/2025 (A)	180	187
Walgreens Boots Alliance
4.800%, 11/18/2044	100	106
4.650%, 06/01/2046	200	207
3.800%, 11/18/2024	100	102
3.450%, 06/01/2026	30	29
3.300%, 11/18/2021	100	101
Wal-Mart Stores
3.625%, 12/15/2047	125	128
3.300%, 04/22/2024	200	205
2.650%, 12/15/2024	250	247
2.550%, 04/11/2023	150	148
2.350%, 12/15/2022	250	246
1.900%, 12/15/2020	250	247

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.750%, 10/09/2019	$230	$228
		24,786

Energy — 3.4%
Alta Mesa Holdings
7.875%, 12/15/2024	80	88
Anadarko Petroleum
6.600%, 03/15/2046	150	194
6.450%, 09/15/2036	125	156
4.850%, 03/15/2021	250	263
Andeavor
5.375%, 10/01/2022	200	206
5.125%, 12/15/2026	50	55
4.500%, 04/01/2048	25	25
3.800%, 04/01/2028	230	226
Andeavor Logistics
5.200%, 12/01/2047	30	32
4.250%, 12/01/2027	15	15
3.500%, 12/01/2022	15	15
Antero Midstream Partners
5.375%, 09/15/2024	50	52
Antero Resources
5.625%, 06/01/2023	44	46
5.375%, 11/01/2021	200	205
5.125%, 12/01/2022	200	204
5.000%, 03/01/2025	150	153
Apache
5.100%, 09/01/2040	200	216
4.750%, 04/15/2043	100	104
3.250%, 04/15/2022	100	101
Ascent Resources Utica Holdings
10.000%, 04/01/2022 (A)	225	248
Baker Hughes
5.125%, 09/15/2040	100	115
4.080%, 12/15/2047 (A)	250	247
3.337%, 12/15/2027 (A)	50	49
2.773%, 12/15/2022 (A)	250	246
Blue Racer Midstream
6.125%, 11/15/2022 (A)	128	133
Boardwalk Pipelines
5.950%, 06/01/2026	100	110
BP Capital Markets
3.994%, 09/26/2023	38	40
3.723%, 11/28/2028	30	31
3.588%, 04/14/2027	100	102
3.535%, 11/04/2024	100	102
3.506%, 03/17/2025	200	204
3.245%, 05/06/2022	100	102
3.224%, 04/14/2024	100	101
3.216%, 11/28/2023	50	50
3.119%, 05/04/2026	100	99
2.520%, 09/19/2022	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.315%, 02/13/2020	$200	$199
2.237%, 05/10/2019	200	200
2.112%, 09/16/2021	150	147
1.768%, 09/19/2019	200	198
1.676%, 05/03/2019	47	47
California Resources
8.000%, 12/15/2022 (A)	398	334
Callon Petroleum
6.125%, 10/01/2024	100	104
Calumet Specialty Products Partners
6.500%, 04/15/2021	100	100
Canadian Natural Resources
6.250%, 03/15/2038	150	189
3.900%, 02/01/2025	100	102
3.850%, 06/01/2027	50	50
2.950%, 01/15/2023	50	49
Canadian Natural Resources MTN
4.950%, 06/01/2047	25	27
Carrizo Oil & Gas
6.250%, 04/15/2023	115	119
Cenovus Energy
5.700%, 10/15/2019	65	68
5.400%, 06/15/2047	50	53
5.250%, 06/15/2037	35	36
4.450%, 09/15/2042	105	98
4.250%, 04/15/2027	100	99
3.000%, 08/15/2022	50	49
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	150	171
5.875%, 03/31/2025	350	377
5.125%, 06/30/2027	220	227
Cheniere Energy Partners
5.250%, 10/01/2025 (A)	218	222
Chesapeake Energy
8.000%, 12/15/2022 (A)	245	263
8.000%, 01/15/2025 (A)	167	168
8.000%, 06/15/2027 (A)	198	197
Chevron
4.950%, 03/03/2019	225	232
3.326%, 11/17/2025	50	50
3.191%, 06/24/2023	100	101
2.954%, 05/16/2026	100	98
2.895%, 03/03/2024	50	50
2.566%, 05/16/2023	100	98
2.498%, 03/03/2022	50	49
2.419%, 11/17/2020	50	50
2.355%, 12/05/2022	100	98
2.193%, 11/15/2019	125	125
2.100%, 05/16/2021	100	98
1.991%, 03/03/2020	31	31
1.561%, 05/16/2019	100	99

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cimarex Energy
3.900%, 05/15/2027	$ 55	$ 56
CNOOC Nexen Finance
4.250%, 04/30/2024	400	414
CNX Resources
8.000%, 04/01/2023	50	53
5.875%, 04/15/2022	350	360
Columbia Pipeline Group
3.300%, 06/01/2020	150	151
Comstock Resources
10.000% cash/12.250% PIK, 03/15/2020	100	104
ConocoPhillips
6.500%, 02/01/2039	225	311
4.950%, 03/15/2026	50	56
4.150%, 11/15/2034	100	106
3.350%, 11/15/2024	250	254
3.350%, 05/15/2025	95	96
2.400%, 12/15/2022	150	147
Continental Resources
4.500%, 04/15/2023	200	203
4.375%, 01/15/2028 (A)	232	231
3.800%, 06/01/2024	150	147
Covey Park Energy
7.500%, 05/15/2025 (A)	131	138
Crestwood Midstream Partners
6.250%, 04/01/2023	70	73
5.750%, 04/01/2025	105	108
CrownRock
5.625%, 10/15/2025 (A)	194	196
DCP Midstream Operating
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	100	96
3.875%, 03/15/2023	100	100
Denbury Resources
9.000%, 05/15/2021 (A)	74	76
Devon Energy
5.600%, 07/15/2041	100	118
5.000%, 06/15/2045	150	167
3.250%, 05/15/2022	100	101
Devon Financing
7.875%, 09/30/2031	100	136
Diamond Offshore Drilling
7.875%, 08/15/2025	83	88
Diamondback Energy
5.375%, 05/31/2025 (A)	80	83
Eclipse Resources
8.875%, 07/15/2023	100	104
Ecopetrol
5.875%, 09/18/2023	100	110
5.875%, 05/28/2045	200	211
4.125%, 01/16/2025	225	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enable Midstream Partners
2.400%, 05/15/2019	$ 100	$ 99
Enbridge
5.500%, 12/01/2046	50	60
4.250%, 12/01/2026	100	103
3.700%, 07/15/2027	50	49
2.900%, 07/15/2022	50	49
Enbridge Energy Partners
9.875%, 03/01/2019	50	54
7.375%, 10/15/2045	150	205
5.500%, 09/15/2040	100	110
Encana
6.500%, 02/01/2038	200	253
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	107	109
5.500%, 01/30/2026 (A)	107	108
Energy Transfer
6.125%, 12/15/2045	100	111
5.950%, 10/01/2043	100	107
5.200%, 02/01/2022	100	106
5.150%, 03/15/2045	100	99
4.900%, 03/15/2035	250	247
4.750%, 01/15/2026	150	155
4.200%, 04/15/2027	50	50
3.600%, 02/01/2023	185	184
Energy Transfer Equity
5.875%, 01/15/2024	150	162
5.500%, 06/01/2027	195	206
4.250%, 03/15/2023	198	199
EnLink Midstream Partners
4.850%, 07/15/2026	45	47
4.400%, 04/01/2024	150	153
Ensco
7.750%, 02/01/2026	260	259
5.200%, 03/15/2025	50	43
4.500%, 10/01/2024	120	103
Enterprise Products Operating
5.200%, 09/01/2020	100	106
5.100%, 02/15/2045	225	257
4.875%, VAR ICE LIBOR USD 3 Month+2.986%, 08/16/2077	200	201
4.850%, 08/15/2042	100	109
4.850%, 03/15/2044	250	274
3.950%, 02/15/2027	20	21
3.700%, 02/15/2026	100	102
3.350%, 03/15/2023	200	202
2.850%, 04/15/2021	30	30
2.550%, 10/15/2019	100	100
EOG Resources
3.150%, 04/01/2025	200	197
2.625%, 03/15/2023	100	98

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EP Energy
9.375%, 05/01/2024 (A)	$ 250	$ 212
8.000%, 11/29/2024 (A)	30	31
8.000%, 02/15/2025 (A)	200	158
EQT
3.900%, 10/01/2027	250	245
3.000%, 10/01/2022	235	230
EQT Midstream Partners
4.125%, 12/01/2026	35	34
Extraction Oil & Gas
7.875%, 07/15/2021 (A)	1	1
5.625%, 02/01/2026 (A)	205	205
Exxon Mobil
4.114%, 03/01/2046	200	216
3.567%, 03/06/2045	50	50
3.043%, 03/01/2026	100	99
2.726%, 03/01/2023	200	199
2.709%, 03/06/2025	100	98
2.222%, 03/01/2021	40	40
1.912%, 03/06/2020	100	99
1.708%, 03/01/2019	100	99
Genesis Energy
6.750%, 08/01/2022	100	104
6.500%, 10/01/2025	170	173
Gulfport Energy
6.375%, 05/15/2025	100	102
6.000%, 10/15/2024	135	136
Halliburton
7.450%, 09/15/2039	100	144
5.000%, 11/15/2045	100	115
4.850%, 11/15/2035	100	112
3.800%, 11/15/2025	100	102
3.500%, 08/01/2023	100	102
Hess
7.125%, 03/15/2033	100	122
5.600%, 02/15/2041	50	55
4.300%, 04/01/2027	150	151
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	115	117
Hilcorp Energy I
5.750%, 10/01/2025 (A)	167	172
Holly Energy Partners
6.000%, 08/01/2024 (A)	116	121
Husky Energy
4.000%, 04/15/2024	200	206
Jonah Energy
7.250%, 10/15/2025 (A)	91	92
Jupiter Resources
8.500%, 10/01/2022 (A)	150	92
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	200	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kinder Morgan
5.550%, 06/01/2045	$ 100	$ 110
5.300%, 12/01/2034	250	268
5.050%, 02/15/2046	90	95
4.300%, 06/01/2025	100	103
3.150%, 01/15/2023	200	198
3.050%, 12/01/2019	325	327
Kinder Morgan Energy Partners
5.500%, 03/01/2044	250	271
4.300%, 05/01/2024	200	207
4.250%, 09/01/2024	100	104
2.650%, 02/01/2019	100	100
Magellan Midstream Partners
4.200%, 10/03/2047	200	202
Marathon Oil
5.200%, 06/01/2045	50	56
4.400%, 07/15/2027	100	103
2.800%, 11/01/2022	100	98
Marathon Petroleum
6.500%, 03/01/2041	150	192
5.125%, 03/01/2021	50	53
Matador Resources
6.875%, 04/15/2023	100	105
McDermott International
8.000%, 05/01/2021 (A)	100	103
MEG Energy
7.000%, 03/31/2024 (A)	100	86
6.500%, 01/15/2025 (A)	55	54
6.375%, 01/30/2023 (A)	100	86
Moss Creek Resources Holdings
7.500%, 01/15/2026 (A)	150	156
MPLX
5.200%, 03/01/2047	50	55
4.875%, 06/01/2025	100	106
4.500%, 07/15/2023	150	157
4.125%, 03/01/2027	50	51
Murphy Oil
6.875%, 08/15/2024	85	91
5.750%, 08/15/2025	102	104
Murray Energy
11.250%, 04/15/2021 (A)	150	81
Nabors Industries
5.750%, 02/01/2025 (A)	115	113
5.500%, 01/15/2023	100	100
National Oilwell Varco
3.950%, 12/01/2042	100	89
2.600%, 12/01/2022	100	97
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	100	85
Newfield Exploration
5.375%, 01/01/2026	77	81

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nexen Energy
6.400%, 05/15/2037	$200	$254
NGL Energy Partners
7.500%, 11/01/2023	120	125
NGPL PipeCo
4.875%, 08/15/2027 (A)	185	190
4.375%, 08/15/2022 (A)	40	40
Noble Energy
5.250%, 11/15/2043	100	111
5.050%, 11/15/2044	150	165
4.150%, 12/15/2021	50	52
3.900%, 11/15/2024	100	102
3.850%, 01/15/2028	200	200
Noble Holding International
7.875%, 02/01/2026 (A)	195	199
7.750%, 01/15/2024	125	116
NuStar Logistics
5.625%, 04/28/2027	90	94
Oasis Petroleum
6.875%, 03/15/2022	200	206
Occidental Petroleum
4.400%, 04/15/2046	50	54
4.100%, 02/01/2021	200	208
3.000%, 02/15/2027	100	98
2.700%, 02/15/2023	100	99
Oceaneering International
4.650%, 11/15/2024	100	97
ONEOK
6.000%, 06/15/2035	100	115
4.000%, 07/13/2027	55	55
ONEOK Partners
6.200%, 09/15/2043	50	61
Parsley Energy
5.625%, 10/15/2027 (A)	175	180
5.375%, 01/15/2025 (A)	100	101
PBF Holding
7.250%, 06/15/2025	150	158
PBF Logistics
6.875%, 05/15/2023 (A)	38	40
PDC Energy
5.750%, 05/15/2026 (A)	75	76
Peabody Energy
6.375%, 03/31/2025 (A)	155	163
6.000%, 03/31/2022 (A)	50	52
Petroleos Mexicanos
6.625%, 06/15/2035	300	318
6.500%, 03/13/2027 (A)	225	246
6.500%, 06/02/2041	260	267
6.375%, 02/04/2021	300	326
5.625%, 01/23/2046	300	276
4.500%, 01/23/2026	150	148
3.500%, 07/23/2020	250	252

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 01/30/2023	$250	$245
2.378%, 04/15/2025	71	70
Petroleos Mexicanos MTN
6.875%, 08/04/2026	100	113
6.750%, 09/21/2047 (A)	50	52
6.500%, 03/13/2027 (A)	200	219
5.500%, 02/04/2019	60	62
4.625%, 09/21/2023	120	123
PHI
5.250%, 03/15/2019	100	99
Phillips 66
5.875%, 05/01/2042	100	126
4.875%, 11/15/2044	100	113
4.650%, 11/15/2034	150	164
4.300%, 04/01/2022	150	158
Phillips 66 Partners
4.900%, 10/01/2046	25	27
3.550%, 10/01/2026	25	24
2.646%, 02/15/2020	150	150
Pioneer Natural Resources
3.950%, 07/15/2022	200	206
Plains All American Pipeline
4.700%, 06/15/2044	100	96
4.650%, 10/15/2025	100	104
4.500%, 12/15/2026	100	102
3.600%, 11/01/2024	100	98
2.600%, 12/15/2019	100	99
Puget Energy
5.625%, 07/15/2022	100	109
3.650%, 05/15/2025	50	50
Puget Sound Energy
4.300%, 05/20/2045	50	55
Puma International Financing
5.125%, 10/06/2024 (A)	200	204
QEP Resources
5.625%, 03/01/2026	121	123
Range Resources
5.000%, 03/15/2023	150	150
4.875%, 05/15/2025	138	134
Rowan
7.375%, 06/15/2025	100	102
RSP Permian
6.625%, 10/01/2022	150	158
Sabine Pass Liquefaction
5.750%, 05/15/2024	175	192
5.625%, 02/01/2021	225	240
5.625%, 03/01/2025	175	191
4.200%, 03/15/2028	100	100
Sable Permian Resources Land
13.000%, 11/30/2020 (A)	75	86
7.375%, 11/01/2021 (A)	100	81
7.125%, 11/01/2020 (A)	100	82

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sanchez Energy
7.750%, 06/15/2021	$100	$98
6.125%, 01/15/2023	200	175
Schlumberger Investment
3.650%, 12/01/2023	100	104
SESI
7.750%, 09/15/2024 (A)	70	75
Seven Generations Energy
5.375%, 09/30/2025 (A)	96	97
Shell International Finance BV
6.375%, 12/15/2038	200	273
4.375%, 03/25/2020	100	104
4.375%, 05/11/2045	100	110
4.300%, 09/22/2019	150	155
4.125%, 05/11/2035	200	215
4.000%, 05/10/2046	50	52
3.750%, 09/12/2046	50	50
2.875%, 05/10/2026	50	49
2.500%, 09/12/2026	50	48
2.250%, 11/10/2020	150	149
2.250%, 01/06/2023	100	97
2.125%, 05/11/2020	200	198
1.875%, 05/10/2021	50	49
1.750%, 09/12/2021	50	48
1.375%, 05/10/2019	50	49
1.375%, 09/12/2019	50	49
SM Energy
6.750%, 09/15/2026	100	104
6.125%, 11/15/2022	30	31
5.625%, 06/01/2025	113	112
5.000%, 01/15/2024	100	99
Southwestern Energy
7.750%, 10/01/2027	80	83
7.500%, 04/01/2026	170	178
6.700%, 01/23/2025	100	102
Spectra Energy Partners
4.750%, 03/15/2024	100	107
3.500%, 03/15/2025	100	99
SRC Energy
6.250%, 12/01/2025 (A)	71	73
Statoil
4.800%, 11/08/2043	100	116
3.700%, 03/01/2024	200	207
2.250%, 11/08/2019	250	250
Summit Midstream Holdings
5.750%, 04/15/2025	90	91
Suncor Energy
6.850%, 06/01/2039	150	209
6.500%, 06/15/2038	200	267
Sunoco
5.500%, 02/15/2026 (A)	175	179
4.875%, 01/15/2023 (A)	245	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	$200	$205
5.350%, 05/15/2045	125	127
4.000%, 10/01/2027	200	196
3.900%, 07/15/2026	100	97
Tallgrass Energy Partners
5.500%, 09/15/2024 (A)	95	97
5.500%, 01/15/2028 (A)	188	188
Targa Resources Partners
6.750%, 03/15/2024	100	107
5.250%, 05/01/2023	100	102
5.125%, 02/01/2025	50	50
5.000%, 01/15/2028 (A)	100	99
4.250%, 11/15/2023	150	148
4.125%, 11/15/2019	115	115
TC PipeLines
3.900%, 05/25/2027	20	20
Total Capital International
3.750%, 04/10/2024	150	156
2.875%, 02/17/2022	100	100
2.700%, 01/25/2023	100	99
2.100%, 06/19/2019	250	250
TransCanada PipeLines
6.200%, 10/15/2037	250	323
4.875%, 01/15/2026	100	110
2.500%, 08/01/2022	100	98
2.125%, 11/15/2019	100	99
Transocean
9.000%, 07/15/2023 (A)	225	247
7.500%, 01/15/2026 (A)	157	164
Transocean Phoenix 2
7.750%, 10/15/2024 (A)	113	123
Tullow Oil
6.250%, 04/15/2022 (A)	200	205
Ultra Resources
7.125%, 04/15/2025 (A)	50	50
6.875%, 04/15/2022 (A)	150	151
Valero Energy
6.625%, 06/15/2037	100	132
3.650%, 03/15/2025	200	203
Valero Energy Partners
4.375%, 12/15/2026	20	21
Vine Oil & Gas
8.750%, 04/15/2023 (A)	100	101
Weatherford International
9.875%, 02/15/2024	80	87
8.250%, 06/15/2023	39	41
7.750%, 06/15/2021	219	233
Western Gas Partners
5.450%, 04/01/2044	150	163
4.650%, 07/01/2026	150	154
3.950%, 06/01/2025	100	99

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Whiting Petroleum
6.625%, 01/15/2026 (A)	$183	$187
5.750%, 03/15/2021	100	104
Williams
4.550%, 06/24/2024	300	308
Williams Partners
6.300%, 04/15/2040	100	124
4.900%, 01/15/2045	150	161
4.875%, 03/15/2024	125	130
4.300%, 03/04/2024	260	271
3.900%, 01/15/2025	100	101
3.750%, 06/15/2027	200	199
3.600%, 03/15/2022	150	152
WPX Energy
5.250%, 09/15/2024	183	185
		49,622

Financials — 7.7%
Acrisure
7.000%, 11/15/2025 (A)	125	124
Aflac
3.625%, 11/15/2024	100	102
2.400%, 03/16/2020	100	100
African Development Bank
1.875%, 03/16/2020	250	248
1.250%, 07/26/2021	100	96
1.125%, 09/20/2019	100	98
African Development Bank MTN
2.125%, 11/16/2022	100	97
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	150	158
Allstate
5.950%, 04/01/2036	100	126
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	100	109
Ally Financial
5.750%, 11/20/2025	100	107
4.625%, 03/30/2025	200	206
4.125%, 02/13/2022	200	202
3.750%, 11/18/2019	275	277
3.500%, 01/27/2019	200	201
American Equity Investment Life Holding
5.000%, 06/15/2027	55	57
American Express
4.050%, 12/03/2042	100	103
3.000%, 10/30/2024	250	245
2.650%, 12/02/2022	100	98
2.500%, 08/01/2022	100	98
2.200%, 10/30/2020	190	188
American Express Credit MTN
3.300%, 05/03/2027	130	129
2.375%, 05/26/2020	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 08/15/2019	$100	$100
2.250%, 05/05/2021	350	344
1.875%, 05/03/2019	115	114
American Financial Group
4.500%, 06/15/2047	50	51
3.500%, 08/15/2026	85	83
American International Group
4.500%, 07/16/2044	250	258
4.125%, 02/15/2024	100	104
3.875%, 01/15/2035	100	97
3.300%, 03/01/2021	150	152
2.300%, 07/16/2019	200	199
Ameriprise Financial
3.700%, 10/15/2024	100	102
Andina de Fomento
4.375%, 06/15/2022	100	106
2.200%, 07/18/2020	200	198
Aon
8.205%, 01/01/2027	100	130
4.600%, 06/14/2044	100	106
3.500%, 06/14/2024	200	201
Arch Capital Group
5.144%, 11/01/2043	150	170
Ares Capital
3.625%, 01/19/2022	100	99
3.500%, 02/10/2023	100	98
Asian Development Bank MTN
2.625%, 01/12/2027	200	196
2.000%, 02/16/2022	200	195
2.000%, 01/22/2025	150	143
2.000%, 04/24/2026	100	94
1.875%, 04/12/2019	100	100
1.875%, 08/10/2022	100	97
1.750%, 01/10/2020	200	198
1.750%, 09/13/2022	200	192
1.750%, 08/14/2026	100	92
1.625%, 05/05/2020	300	295
1.625%, 08/26/2020	100	98
1.625%, 03/16/2021	150	146
1.500%, 01/22/2020	350	345
ASP AMC Merger
8.000%, 05/15/2025 (A)	120	115
AssuredPartners
7.000%, 08/15/2025 (A)	64	66
Australia & New Zealand Banking Group NY
2.550%, 11/23/2021	250	247
Australia & New Zealand Banking Group NY MTN
3.700%, 11/16/2025	250	257
AXIS Specialty Finance
4.000%, 12/06/2027	50	49

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banco Santander
5.179%, 11/19/2025	$200	$214
3.800%, 02/23/2028	200	199
3.125%, 02/23/2023	200	197
Bank of America
7.750%, 05/14/2038	275	407
6.110%, 01/29/2037	150	188
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (A)	271	266
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	100	100
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023 (A)	217	215
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	100	99
Bank of America MTN
5.000%, 01/21/2044	150	176
4.750%, 04/21/2045	40	44
4.443%, VAR ICE LIBOR USD 3 Month+1.990%, 01/20/2048	200	218
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	100	106
4.183%, 11/25/2027	150	154
4.100%, 07/24/2023	415	435
4.000%, 04/01/2024	285	296
4.000%, 01/22/2025	250	256
3.875%, 08/01/2025	100	103
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	200	204
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	200	202
3.500%, 04/19/2026	300	302
3.248%, 10/21/2027	200	195
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	200	196
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023	100	99
2.650%, 04/01/2019	300	301
2.625%, 10/19/2020	100	100
2.625%, 04/19/2021	100	99
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	200	199
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	200	198
2.250%, 04/21/2020	150	149
2.151%, 11/09/2020	250	247
Bank of Montreal MTN
2.350%, 09/11/2022	300	291
2.100%, 12/12/2019	65	65
1.900%, 08/27/2021	100	97
1.750%, 09/11/2019	100	99
Bank of New York Mellon
3.550%, 09/23/2021	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon MTN
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	$100	$100
3.300%, 08/23/2029	200	194
3.000%, 02/24/2025	150	148
3.000%, 10/30/2028	85	81
2.800%, 05/04/2026	50	48
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	200	197
2.600%, 08/17/2020	200	200
2.600%, 02/07/2022	100	99
2.450%, 11/27/2020	50	50
2.300%, 09/11/2019	200	200
2.050%, 05/03/2021	50	49
Bank of Nova Scotia
4.650%, VAR ICE LIBOR USD 3 Month+2.648%, 12/29/2049	300	297
2.800%, 07/21/2021	50	50
2.450%, 03/22/2021	250	248
2.450%, 09/19/2022	200	195
2.150%, 07/14/2020	200	198
1.875%, 04/26/2021	300	292
1.650%, 06/14/2019	150	148
Barclays
5.250%, 08/17/2045	200	225
4.836%, 05/09/2028	200	205
4.375%, 01/12/2026	200	205
4.337%, 01/10/2028	200	204
3.650%, 03/16/2025	250	246
3.250%, 01/12/2021	300	301
2.650%, 01/11/2021	200	199
BB&T MTN
2.850%, 10/26/2024	200	196
2.625%, 06/29/2020	100	100
2.450%, 01/15/2020	150	150
2.150%, 02/01/2021	200	197
Berkshire Hathaway
4.500%, 02/11/2043	50	56
3.125%, 03/15/2026	35	34
3.000%, 02/11/2023	150	151
2.750%, 03/15/2023	200	199
2.200%, 03/15/2021	35	35
2.100%, 08/14/2019	200	199
Berkshire Hathaway Finance
4.250%, 01/15/2021	100	105
1.700%, 03/15/2019	60	59
BlackRock
3.500%, 03/18/2024	200	206
BNP Paribas
2.375%, 05/21/2020	200	199
BNP Paribas MTN
5.000%, 01/15/2021	150	159

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 03/17/2019	$300	$301
Branch Banking & Trust
3.625%, 09/16/2025	250	254
2.625%, 01/15/2022	250	248
Brighthouse Financial
4.700%, 06/22/2047 (A)	50	49
3.700%, 06/22/2027 (A)	50	48
Brookfield Finance
4.700%, 09/20/2047	200	202
4.000%, 04/01/2024	100	102
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	250	247
1.600%, 09/06/2019	100	98
Capital One
2.650%, 08/08/2022	250	244
2.250%, 09/13/2021	250	243
Capital One Bank USA
2.250%, 02/13/2019	350	350
Capital One Financial
3.750%, 07/28/2026	50	49
3.750%, 03/09/2027	50	50
3.200%, 02/05/2025	100	97
3.050%, 03/09/2022	200	199
2.500%, 05/12/2020	49	48
Cboe Global Markets
1.950%, 06/28/2019	30	30
Charles Schwab
3.450%, 02/13/2026	70	70
3.200%, 03/02/2027	100	99
Chubb INA Holdings
3.350%, 05/15/2024	200	202
3.150%, 03/15/2025	100	99
2.300%, 11/03/2020	200	199
CIT Group
5.000%, 08/01/2023	200	209
3.875%, 02/19/2019	100	101
Citibank
2.125%, 10/20/2020	200	197
2.100%, 06/12/2020	300	296
2.000%, 03/20/2019	250	249
1.850%, 09/18/2019	250	248
Citigroup
6.675%, 09/13/2043	90	122
6.125%, 08/25/2036	200	249
4.750%, 05/18/2046	250	271
4.650%, 07/30/2045	100	112
4.600%, 03/09/2026	35	37
4.450%, 09/29/2027	500	521
3.875%, 03/26/2025	300	302
3.700%, 01/12/2026	300	304
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	$200	$198
3.400%, 05/01/2026	150	148
3.300%, 04/27/2025	300	297
3.200%, 10/21/2026	200	195
2.900%, 12/08/2021	300	299
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	250	246
2.700%, 03/30/2021	100	99
2.700%, 10/27/2022	200	196
2.650%, 10/26/2020	200	200
2.350%, 08/02/2021	50	49
Citizens Bank
2.250%, 03/02/2020	250	248
Citizens Financial Group
2.375%, 07/28/2021	30	29
CME Group
3.000%, 03/15/2025	100	99
CNA Financial
4.500%, 03/01/2026	100	105
3.450%, 08/15/2027	50	48
CNO Financial Group
5.250%, 05/30/2025	90	92
Commonwealth Bank of Australia MTN
2.300%, 03/12/2020	250	248
Cooperatieve Rabobank
5.250%, 08/04/2045	250	296
4.625%, 12/01/2023	250	265
3.750%, 07/21/2026	250	247
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	250	259
2.500%, 01/19/2021	250	248
Credit Suisse MTN
3.625%, 09/09/2024	250	254
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	278
3.800%, 06/09/2023	250	255
3.750%, 03/26/2025	250	250
3.450%, 04/16/2021	250	253
Deutsche Bank
4.500%, 04/01/2025	200	201
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Year Curr+2.248%, 05/24/2028	300	295
3.700%, 05/30/2024	250	249
3.375%, 05/12/2021	100	100
2.850%, 05/10/2019	100	100
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032	200	197
3.300%, 11/16/2022	200	198
3.150%, 01/22/2021	200	200

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 07/13/2020	$100	$99
Discover Bank
4.200%, 08/08/2023	250	259
Discover Financial Services
4.100%, 02/09/2027	40	40
3.850%, 11/21/2022	100	102
E*TRADE Financial
3.800%, 08/24/2027	200	197
2.950%, 08/24/2022	25	25
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	250	245
2.000%, 02/01/2021	200	197
1.750%, 06/14/2019	100	100
1.750%, 11/26/2019	200	198
1.625%, 05/05/2020	300	295
0.875%, 07/22/2019	250	245
European Investment Bank
2.875%, 09/15/2020	125	127
2.500%, 03/15/2023	180	178
2.375%, 06/15/2022	250	247
2.250%, 03/15/2022	400	394
2.125%, 10/15/2021	500	492
2.000%, 03/15/2021	150	148
2.000%, 12/15/2022	300	291
1.875%, 02/10/2025	400	376
1.750%, 06/17/2019	200	199
1.750%, 05/15/2020	600	592
1.625%, 03/16/2020	100	99
1.625%, 08/14/2020	300	294
1.625%, 12/15/2020	500	489
1.625%, 06/15/2021	150	146
1.375%, 06/15/2020	300	293
1.250%, 12/16/2019	250	245
European Investment Bank MTN
1.375%, 09/15/2021	250	240
FBM Finance
8.250%, 08/15/2021 (A)	130	138
Fifth Third Bancorp
2.875%, 07/27/2020	150	151
Fifth Third Bank
2.200%, 10/30/2020	200	198
1.625%, 09/27/2019	200	197
First Republic Bank
4.625%, 02/13/2047	250	260
Franklin Resources
2.850%, 03/30/2025	150	147
Goldman Sachs Group
6.750%, 10/01/2037	625	825
6.250%, 02/01/2041	100	132
5.750%, 01/24/2022	130	143
4.750%, 10/21/2045	100	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	$200	$201
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	100	100
3.750%, 05/22/2025	250	253
3.750%, 02/25/2026	60	61
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	100	99
3.500%, 01/23/2025	300	300
3.500%, 11/16/2026	300	296
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	145	142
3.200%, 02/23/2023	55	55
3.000%, 04/26/2022	85	84
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	150	147
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	200	197
2.875%, 02/25/2021	100	100
2.600%, 04/23/2020	300	299
2.600%, 12/27/2020	200	199
2.550%, 10/23/2019	200	200
2.350%, 11/15/2021	200	195
2.300%, 12/13/2019	210	209
Goldman Sachs Group MTN
6.000%, 06/15/2020	350	375
4.800%, 07/08/2044	100	113
3.850%, 07/08/2024	200	204
Hartford Financial Services Group
5.500%, 03/30/2020	150	159
4.300%, 04/15/2043	100	104
HSBC
2.375%, 11/13/2019	300	299
2.350%, 03/05/2020	350	349
HSBC Holdings
6.500%, 05/02/2036	200	256
6.500%, 09/15/2037	225	289
5.250%, 03/14/2044	200	229
4.375%, 11/23/2026	200	206
4.300%, 03/08/2026	400	419
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/2023	200	198
2.950%, 05/25/2021	250	250
2.650%, 01/05/2022	200	197
HUB International
7.875%, 10/01/2021 (A)	250	260
Hunt
6.250%, 02/15/2026 (A)	95	95
Huntington Bancshares
2.300%, 01/14/2022	250	243
Huntington National Bank
2.500%, 08/07/2022	250	244
2.375%, 03/10/2020	250	248

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Industrial & Commercial Bank of China
2.452%, 10/20/2021	$250	$243
Intelsat Connect Finance
12.500%, 04/01/2022 (A)	150	115
Inter-American Development Bank
3.200%, 08/07/2042	100	98
3.000%, 02/21/2024	300	304
2.375%, 07/07/2027	400	384
1.875%, 03/15/2021	100	98
1.000%, 05/13/2019	500	493
Inter-American Development Bank MTN
2.125%, 01/18/2022	250	246
1.750%, 10/15/2019	700	694
1.750%, 09/14/2022	200	192
1.625%, 05/12/2020	100	99
Intercontinental Exchange
3.750%, 12/01/2025	55	57
3.100%, 09/15/2027	100	98
2.750%, 12/01/2020	55	55
2.350%, 09/15/2022	100	98
International Bank for Reconstruction & Development
2.500%, 11/25/2024	200	196
2.500%, 07/29/2025	150	147
2.125%, 11/01/2020	450	447
2.000%, 01/26/2022	200	196
1.875%, 03/15/2019	500	499
1.875%, 04/21/2020	300	297
1.750%, 04/19/2023	350	334
1.625%, 02/10/2022	200	193
1.250%, 07/26/2019	350	345
International Bank for Reconstruction & Development MTN
1.875%, 10/27/2026	200	185
1.625%, 09/04/2020	600	589
1.625%, 03/09/2021	350	341
1.375%, 05/24/2021	250	241
1.125%, 11/27/2019	250	245
0.875%, 08/15/2019	500	490
International Finance
1.750%, 09/16/2019	100	99
International Finance MTN
2.000%, 10/24/2022	200	194
1.125%, 07/20/2021	100	96
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	210
5.017%, 06/26/2024 (A)	400	409
Invesco Finance
5.375%, 11/30/2043	150	180
Jefferies Group
6.875%, 04/15/2021	100	111
4.850%, 01/15/2027	135	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
6.400%, 05/15/2038	$100	$135
6.300%, 04/23/2019	200	209
5.625%, 08/16/2043	190	232
4.950%, 06/01/2045	200	226
4.625%, 05/10/2021	150	159
4.350%, 08/15/2021	100	105
4.250%, 10/01/2027	295	308
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	100	102
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	100	101
3.900%, 07/15/2025	100	104
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	150	150
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	100	101
3.875%, 02/01/2024	200	207
3.625%, 05/13/2024	425	434
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	150	150
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	125	124
3.300%, 04/01/2026	150	148
3.250%, 09/23/2022	200	202
3.125%, 01/23/2025	200	198
2.950%, 10/01/2026	200	192
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	113	112
2.750%, 06/23/2020	100	100
2.700%, 05/18/2023	250	245
2.550%, 10/29/2020	485	483
2.550%, 03/01/2021	200	199
2.250%, 01/23/2020	350	348
2.200%, 10/22/2019	250	249
1.850%, 03/22/2019	150	149
JPMorgan Chase Bank
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	250	250
1.650%, 09/23/2019	250	247
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	45
Kemper
4.350%, 02/15/2025	35	35
KeyBank
2.500%, 12/15/2019	250	249
2.300%, 09/14/2022	250	242
KeyCorp MTN
2.900%, 09/15/2020	200	201
Korea Development Bank
2.500%, 03/11/2020	200	198
2.000%, 09/12/2026	200	177

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kreditanstalt fuer Wiederaufbau
3.183%, 04/18/2036 (B)	$200	$114
2.750%, 10/01/2020	200	202
2.500%, 11/20/2024	300	294
2.125%, 03/07/2022	500	491
2.125%, 01/17/2023	150	146
2.000%, 11/30/2021	50	49
2.000%, 09/29/2022	300	291
2.000%, 10/04/2022	250	243
2.000%, 05/02/2025	250	237
1.875%, 04/01/2019	525	523
1.625%, 05/29/2020	400	393
1.625%, 03/15/2021	250	243
1.500%, 02/06/2019	150	149
1.500%, 09/09/2019	300	296
1.500%, 06/15/2021	500	484
1.250%, 09/30/2019	250	246
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	200	198
1.500%, 04/20/2020	1,500	1,473
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	95	97
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027	200	193
2.375%, 06/10/2025	150	145
2.250%, 10/01/2021	150	149
2.000%, 01/13/2025	100	95
Lazard Group
3.750%, 02/13/2025	50	50
Legg Mason
4.750%, 03/15/2026	50	53
Leucadia National
5.500%, 10/18/2023	100	107
Lincoln National
3.625%, 12/12/2026	50	50
3.350%, 03/09/2025	150	149
Lloyds Banking Group
4.650%, 03/24/2026	200	207
4.344%, 01/09/2048	200	200
3.750%, 01/11/2027	200	199
3.100%, 07/06/2021	300	301
Loews
2.625%, 05/15/2023	100	98
LPL Holdings
5.750%, 09/15/2025 (A)	230	235
Manufacturers & Traders Trust
2.100%, 02/06/2020	250	248
Manulife Financial
4.061%, VAR USD Swap Semi 30/360 5 Year Curr+1.647%, 02/24/2032	100	99
Markel
5.000%, 04/05/2046	100	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marsh & McLennan
4.350%, 01/30/2047	$20	$22
3.750%, 03/14/2026	100	102
2.750%, 01/30/2022	30	30
2.350%, 03/06/2020	100	99
MetLife
4.875%, 11/13/2043	100	112
4.600%, 05/13/2046	100	108
4.368%, 09/15/2023	285	303
4.050%, 03/01/2045	100	100
3.600%, 04/10/2024	200	204
3.600%, 11/13/2025	100	102
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	200	203
3.677%, 02/22/2027	100	100
2.998%, 02/22/2022	100	99
2.950%, 03/01/2021	200	200
2.665%, 07/25/2022	200	196
Mizuho Financial Group
3.663%, 02/28/2027	200	200
3.170%, 09/11/2027	300	288
2.601%, 09/11/2022	200	194
Moody’s
3.250%, 01/15/2028 (A)	35	34
2.750%, 12/15/2021	100	99
2.625%, 01/15/2023 (A)	50	49
Morgan Stanley
5.750%, 01/25/2021	175	189
3.625%, 01/20/2027	150	151
2.800%, 06/16/2020	150	150
2.650%, 01/27/2020	200	200
Morgan Stanley MTN
6.375%, 07/24/2042	250	340
5.500%, 07/24/2020	275	293
4.875%, 11/01/2022	165	176
4.350%, 09/08/2026	340	352
4.300%, 01/27/2045	100	106
4.000%, 07/23/2025	155	160
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	200	204
3.875%, 01/27/2026	250	256
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	200	201
3.125%, 01/23/2023	200	199
3.125%, 07/27/2026	200	193
2.625%, 11/17/2021	300	296
2.500%, 04/21/2021	210	207
2.450%, 02/01/2019	600	601
2.375%, 07/23/2019	300	299
MSCI
5.750%, 08/15/2025 (A)	62	66
5.250%, 11/15/2024 (A)	150	156

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 08/01/2026 (A)	$130	$132
National Australia Bank MTN
2.625%, 01/14/2021	300	299
2.500%, 05/22/2022	250	244
2.500%, 07/12/2026	250	233
2.125%, 05/22/2020	250	248
National Bank of Canada
2.150%, 06/12/2020	250	247
National Rural Utilities Cooperative Finance
3.400%, 02/07/2028	100	100
2.950%, 02/07/2024	30	29
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	200	201
2.300%, 09/15/2022	70	68
Nationstar Mortgage
6.500%, 07/01/2021	100	101
Navient
7.250%, 09/25/2023	100	108
6.750%, 06/25/2025	105	110
6.500%, 06/15/2022	321	339
5.875%, 03/25/2021	100	103
5.875%, 10/25/2024	100	100
5.000%, 10/26/2020	100	102
Navient MTN
6.125%, 03/25/2024	100	102
4.875%, 06/17/2019	100	101
NFP
6.875%, 07/15/2025 (A)	108	111
Nomura Holdings MTN
2.750%, 03/19/2019	300	300
Nordic Investment Bank
1.625%, 11/20/2020	200	196
1.125%, 02/25/2019	200	198
Northern Trust
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/2032	163	159
Oesterreichische Kontrollbank
1.875%, 01/20/2021	300	295
1.750%, 01/24/2020	200	198
1.375%, 02/10/2020	100	98
Old Republic International
3.875%, 08/26/2026	50	49
OneMain Financial Holdings
7.250%, 12/15/2021 (A)	150	155
ORIX
3.700%, 07/18/2027	50	49
2.900%, 07/18/2022	30	30
PNC Bank
3.300%, 10/30/2024	250	251
3.100%, 10/25/2027	200	195
2.625%, 02/17/2022	250	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 11/05/2020	$250	$249
2.450%, 07/28/2022	250	245
2.250%, 07/02/2019	250	249
2.150%, 04/29/2021	250	245
Principal Financial Group
3.400%, 05/15/2025	150	149
Private Export Funding
2.300%, 09/15/2020	150	149
Progressive
3.700%, 01/26/2045	50	49
2.450%, 01/15/2027	150	140
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042	100	109
5.625%, VAR ICE LIBOR USD 3 Month+3.920%, 06/15/2043	200	218
4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/2047	200	203
Prudential Financial MTN
5.700%, 12/14/2036	100	124
4.600%, 05/15/2044	50	55
3.500%, 05/15/2024	100	102
2.350%, 08/15/2019	100	100
Quicken Loans
5.750%, 05/01/2025 (A)	250	255
5.250%, 01/15/2028 (A)	200	195
Raymond James Financial
4.950%, 07/15/2046	50	56
Regions Financial
3.200%, 02/08/2021	150	151
2.750%, 08/14/2022	200	198
Reinsurance Group of America
3.950%, 09/15/2026	30	30
RenaissanceRe Finance
3.450%, 07/01/2027	30	29
Royal Bank of Canada
2.300%, 03/22/2021	150	149
2.100%, 10/14/2020	200	197
2.000%, 10/01/2018	125	125
Royal Bank of Canada MTN
2.750%, 02/01/2022	100	100
2.350%, 10/30/2020	250	248
2.150%, 10/26/2020	215	213
Royal Bank of Scotland Group
6.100%, 06/10/2023	200	217
6.000%, 12/19/2023	375	409
5.125%, 05/28/2024	300	313
4.800%, 04/05/2026	200	212
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	200	199
S&P Global
4.400%, 02/15/2026	100	107

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 06/15/2025	$50	$52
Santander Holdings USA
4.400%, 07/13/2027 (A)	50	51
3.700%, 03/28/2022 (A)	30	30
3.400%, 01/18/2023 (A)	100	99
2.700%, 05/24/2019	100	100
2.650%, 04/17/2020	100	99
Santander UK
2.375%, 03/16/2020	150	149
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	200	196
2.875%, 10/16/2020	100	100
Santander UK Group Holdings MTN
3.125%, 01/08/2021	300	300
Springleaf Finance
8.250%, 12/15/2020	200	221
7.750%, 10/01/2021	100	110
6.125%, 05/15/2022	120	124
5.625%, 03/15/2023	200	201
5.250%, 12/15/2019	100	103
Starwood Property Trust
5.000%, 12/15/2021	55	57
4.750%, 03/15/2025 (A)	188	186
3.625%, 02/01/2021 (A)	70	70
Stifel Financial
4.250%, 07/18/2024	50	51
Sumitomo Mitsui Banking
2.450%, 01/16/2020	250	249
Sumitomo Mitsui Financial Group
3.784%, 03/09/2026	100	101
3.446%, 01/11/2027	150	148
3.364%, 07/12/2027	200	196
2.934%, 03/09/2021	100	100
2.784%, 07/12/2022	200	197
2.778%, 10/18/2022	200	196
2.632%, 07/14/2026	100	93
2.442%, 10/19/2021	250	245
2.058%, 07/14/2021	250	242
SunTrust Bank
2.900%, 03/03/2021	150	150
2.700%, 01/27/2022	100	99
2.450%, 08/01/2022	100	98
Svenska Handelsbanken MTN
2.250%, 06/17/2019	250	249
1.875%, 09/07/2021	250	242
Synchrony Financial
4.250%, 08/15/2024	100	103
3.950%, 12/01/2027	100	98
3.700%, 08/04/2026	100	97
2.700%, 02/03/2020	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TD Ameritrade Holding
2.950%, 04/01/2022	$100	$100
Tempo Acquisition
6.750%, 06/01/2025 (A)	95	97
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Year Curr+2.205%, 09/15/2031	150	147
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	150
2.250%, 11/05/2019	100	100
2.125%, 04/07/2021	150	147
1.900%, 10/24/2019	200	198
1.850%, 09/11/2020	200	196
Travelers
4.000%, 05/30/2047	40	41
3.750%, 05/15/2046	25	25
Travelers MTN
6.250%, 06/15/2037	200	266
Trinity Acquisition
4.400%, 03/15/2026	150	155
UBS MTN
2.375%, 08/14/2019	500	499
UniCredit
5.861%, VAR USD ICE Swap 11:00 NY 5 Yr+3.703%, 06/19/2032 (A)	200	213
Unum Group
3.000%, 05/15/2021	30	30
US Bancorp MTN
3.600%, 09/11/2024	150	153
3.150%, 04/27/2027	200	196
2.950%, 07/15/2022	200	199
2.375%, 07/22/2026	150	139
2.200%, 04/25/2019	250	250
US Bank MTN
2.050%, 10/23/2020	250	247
USIS Merger
6.875%, 05/01/2025 (A)	170	175
Vantiv
4.375%, 11/15/2025 (A)	200	198
VFH Parent
6.750%, 06/15/2022 (A)	80	84
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	100	106
3.125%, 07/15/2024	100	98
Wells Fargo
5.606%, 01/15/2044	150	183
5.375%, 11/02/2043	280	332
3.900%, 05/01/2045	150	152
3.000%, 04/22/2026	250	242
3.000%, 10/23/2026	250	242
2.600%, 01/15/2021	300	299

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 03/04/2021	$250	$248
2.400%, 01/15/2020	300	299
1.750%, 05/24/2019	250	248
Wells Fargo MTN
4.900%, 11/17/2045	165	186
4.300%, 07/22/2027	100	105
4.125%, 08/15/2023	250	260
4.100%, 06/03/2026	235	242
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	75	75
3.450%, 02/13/2023	300	302
3.000%, 02/19/2025	100	98
2.625%, 07/22/2022	190	187
2.600%, 07/22/2020	250	250
2.150%, 01/30/2020	400	397
Wells Fargo Capital X
5.950%, 12/15/2036	250	284
Westpac Banking
3.350%, 03/08/2027	100	99
2.850%, 05/13/2026	200	191
2.750%, 01/11/2023	100	98
2.700%, 08/19/2026	100	94
2.600%, 11/23/2020	50	50
2.500%, 06/28/2022	100	98
2.150%, 03/06/2020	100	99
2.100%, 05/13/2021	50	49
2.000%, 08/19/2021	100	97
1.650%, 05/13/2019	50	50
1.600%, 08/19/2019	100	99
Willis North America
3.600%, 05/15/2024	50	50
XLIT
5.500%, 03/31/2045	100	105
4.450%, 03/31/2025	100	101
		112,647

Health Care – 2.9%
Abbott Laboratories
5.125%, 04/01/2019	100	103
4.900%, 11/30/2046	200	228
4.750%, 11/30/2036	100	111
4.750%, 04/15/2043	100	108
3.750%, 11/30/2026	150	151
3.400%, 11/30/2023	100	101
2.950%, 03/15/2025	100	97
2.900%, 11/30/2021	100	100
2.800%, 09/15/2020	150	150
2.350%, 11/22/2019	100	100
2.000%, 03/15/2020	100	99
AbbVie
4.700%, 05/14/2045	135	148
4.500%, 05/14/2035	140	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 05/14/2046	$150	$160
4.400%, 11/06/2042	150	157
4.300%, 05/14/2036	50	53
3.600%, 05/14/2025	100	101
3.200%, 11/06/2022	45	45
3.200%, 05/14/2026	100	97
2.900%, 11/06/2022	100	99
2.850%, 05/14/2023	50	49
2.500%, 05/14/2020	100	100
2.300%, 05/14/2021	100	98
Acadia Healthcare
5.625%, 02/15/2023	100	101
Actavis
3.250%, 10/01/2022	50	50
Aetna
3.875%, 08/15/2047	145	138
2.800%, 06/15/2023	25	24
2.200%, 03/15/2019	150	150
Agilent Technologies
3.050%, 09/22/2026	65	61
AHS Hospital
5.024%, 07/01/2045	25	29
Allergan Funding SCS
4.850%, 06/15/2044	50	53
4.750%, 03/15/2045	200	211
4.550%, 03/15/2035	300	314
3.850%, 06/15/2024	100	101
3.800%, 03/15/2025	200	201
3.450%, 03/15/2022	200	201
3.000%, 03/12/2020	300	301
AMAG Pharmaceuticals
7.875%, 09/01/2023 (A)	65	62
AmerisourceBergen
4.250%, 03/01/2045	25	24
3.450%, 12/15/2027	50	48
3.400%, 05/15/2024	100	101
Amgen
5.150%, 11/15/2041	200	232
4.563%, 06/15/2048	100	108
4.400%, 05/01/2045	125	132
3.875%, 11/15/2021	100	103
3.625%, 05/22/2024	150	154
3.200%, 11/02/2027	200	195
3.125%, 05/01/2025	150	148
2.650%, 05/11/2022	150	148
2.600%, 08/19/2026	100	94
2.250%, 08/19/2023	100	95
2.200%, 05/22/2019	150	150
1.850%, 08/19/2021	50	48
Anthem
5.100%, 01/15/2044	150	171
4.650%, 01/15/2043	150	162

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 08/15/2024	$150	$151
3.300%, 01/15/2023	100	100
2.250%, 08/15/2019	100	100
Ascension Health
3.945%, 11/15/2046	60	62
AstraZeneca
6.450%, 09/15/2037	200	265
4.375%, 11/16/2045	100	105
3.375%, 11/16/2025	100	99
2.375%, 11/16/2020	100	100
Avantor
9.000%, 10/01/2025 (A)	411	407
6.000%, 10/01/2024 (A)	235	237
Baxalta
5.250%, 06/23/2045	300	346
2.875%, 06/23/2020	50	50
Baxter International
3.500%, 08/15/2046	100	90
Becton Dickinson
4.685%, 12/15/2044	50	53
4.669%, 06/06/2047	50	53
3.734%, 12/15/2024	150	150
3.700%, 06/06/2027	100	98
3.363%, 06/06/2024	50	49
3.125%, 11/08/2021	100	100
3.000%, 05/15/2026 (A)	50	50
2.894%, 06/06/2022	65	64
2.675%, 12/15/2019	88	88
2.404%, 06/05/2020	35	35
2.133%, 06/06/2019	50	50
Biogen
5.200%, 09/15/2045	100	116
3.625%, 09/15/2022	200	206
Boston Scientific
6.000%, 01/15/2020	100	106
3.850%, 05/15/2025	100	102
Bristol-Myers Squibb
4.500%, 03/01/2044	50	57
3.250%, 02/27/2027	100	100
3.250%, 08/01/2042	100	93
1.750%, 03/01/2019	50	50
Cardinal Health
3.410%, 06/15/2027	200	193
2.616%, 06/15/2022	200	195
2.400%, 11/15/2019	150	149
Catholic Health Initiatives
2.950%, 11/01/2022	200	195
Celgene
5.000%, 08/15/2045	150	166
4.350%, 11/15/2047	50	50
3.875%, 08/15/2025	150	153
3.625%, 05/15/2024	150	152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 11/15/2027	$50	$49
2.875%, 08/15/2020	100	100
2.750%, 02/15/2023	50	49
2.250%, 05/15/2019	100	100
Centene
6.125%, 02/15/2024	176	187
5.625%, 02/15/2021	154	158
4.750%, 05/15/2022	190	198
4.750%, 01/15/2025	190	193
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	215	219
CHS
6.875%, 02/01/2022	500	355
6.250%, 03/31/2023	565	523
5.125%, 08/01/2021	100	93
Cigna
3.875%, 10/15/2047	250	239
3.250%, 04/15/2025	150	148
3.050%, 10/15/2027	230	219
Concordia International
9.500%, 10/21/2022 (A)	175	17
Covidien International Finance
6.550%, 10/15/2037	50	68
Danaher
4.375%, 09/15/2045	20	22
3.350%, 09/15/2025	20	20
2.400%, 09/15/2020	250	250
DaVita
5.125%, 07/15/2024	300	302
5.000%, 05/01/2025	295	294
Dignity Health
2.637%, 11/01/2019	136	136
DJO Finco
8.125%, 06/15/2021 (A)	144	139
Duke University Health System
3.920%, 06/01/2047	125	128
Eagle Holding II
7.625% cash/8.375% PIK, 05/15/2022 (A)	80	81
Eli Lilly
3.700%, 03/01/2045	200	201
3.100%, 05/15/2027	124	123
Endo Dac
6.000%, 07/15/2023 (A)	200	157
6.000%, 02/01/2025 (A)	200	150
Endo Finance
5.375%, 01/15/2023 (A)	300	234
Envision Healthcare
6.250%, 12/01/2024 (A)	100	106
5.625%, 07/15/2022	200	204
5.125%, 07/01/2022 (A)	100	99

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Express Scripts Holding
4.800%, 07/15/2046	$35	$37
4.750%, 11/15/2021	100	106
4.500%, 02/25/2026	150	156
3.500%, 06/15/2024	50	50
3.400%, 03/01/2027	40	39
3.000%, 07/15/2023	50	49
2.250%, 06/15/2019	200	199
Gilead Sciences
5.650%, 12/01/2041	100	125
4.600%, 09/01/2035	200	221
4.500%, 02/01/2045	225	244
4.400%, 12/01/2021	275	290
4.150%, 03/01/2047	100	103
3.700%, 04/01/2024	50	51
3.650%, 03/01/2026	175	179
2.950%, 03/01/2027	100	97
1.950%, 03/01/2022	30	29
1.850%, 09/20/2019	245	243
GlaxoSmithKline Capital
6.375%, 05/15/2038	150	207
HCA
5.875%, 05/01/2023	200	215
5.875%, 02/15/2026	200	210
5.375%, 02/01/2025	450	460
5.250%, 04/15/2025	200	210
5.250%, 06/15/2026	200	209
5.000%, 03/15/2024	400	416
4.500%, 02/15/2027	400	398
Hologic
5.250%, 07/15/2022 (A)	153	159
4.375%, 10/15/2025 (A)	85	85
Howard Hughes Medical Institute
3.500%, 09/01/2023	200	206
Humana
3.850%, 10/01/2024	200	204
2.900%, 12/15/2022	50	49
2.500%, 12/15/2020	25	25
Johnson & Johnson
4.375%, 12/05/2033	200	224
3.750%, 03/03/2047	150	155
3.700%, 03/01/2046	100	102
3.625%, 03/03/2037	32	33
3.550%, 03/01/2036	300	305
3.400%, 01/15/2038	200	198
2.950%, 03/03/2027	150	148
2.450%, 12/05/2021	50	50
2.450%, 03/01/2026	50	48
2.250%, 03/03/2022	150	148
2.050%, 03/01/2023	50	48
1.875%, 12/05/2019	100	99
1.650%, 03/01/2021	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.125%, 03/01/2019	$30	$30
Kaiser Foundation Hospitals
4.150%, 05/01/2047	20	21
3.150%, 05/01/2027	25	25
Kindred Healthcare
8.750%, 01/15/2023	100	106
8.000%, 01/15/2020	145	155
6.375%, 04/15/2022	100	101
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	52
2.625%, 02/01/2020	150	150
Life Technologies
6.000%, 03/01/2020	100	106
LifePoint Health
5.875%, 12/01/2023	150	150
5.500%, 12/01/2021	150	153
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	100	92
5.625%, 10/15/2023 (A)	250	214
5.500%, 04/15/2025 (A)	100	82
4.875%, 04/15/2020 (A)	129	125
McKesson
3.796%, 03/15/2024	100	103
2.284%, 03/15/2019	200	199
MEDNAX
5.250%, 12/01/2023 (A)	175	179
Medtronic
4.625%, 03/15/2044	50	56
4.625%, 03/15/2045	200	227
4.375%, 03/15/2035	250	274
3.500%, 03/15/2025	350	356
2.750%, 04/01/2023	100	99
2.500%, 03/15/2020	200	200
Medtronic Global Holdings SCA
1.700%, 03/28/2019	150	149
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	52
Merck
4.150%, 05/18/2043	100	108
3.700%, 02/10/2045	50	50
2.800%, 05/18/2023	100	100
2.750%, 02/10/2025	300	294
2.350%, 02/10/2022	100	99
Merck Sharp & Dohme
5.000%, 06/30/2019	100	104
Molina Healthcare
5.375%, 11/15/2022	125	130
Mount Sinai Hospitals Group
3.981%, 07/01/2048	250	245
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	240	258

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mylan
5.250%, 06/15/2046	$65	$70
3.950%, 06/15/2026	100	99
3.150%, 06/15/2021	100	100
2.500%, 06/07/2019	60	60
Northwell Healthcare
4.260%, 11/01/2047	100	100
Novartis Capital
4.400%, 05/06/2044	150	169
4.000%, 11/20/2045	100	106
3.400%, 05/06/2024	100	102
3.100%, 05/17/2027	30	30
3.000%, 11/20/2025	100	100
2.400%, 05/17/2022	50	49
1.800%, 02/14/2020	25	25
Novartis Securities Investment
5.125%, 02/10/2019	100	103
NYU Hospitals Center
4.368%, 07/01/2047	25	26
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	200	200
Partners Healthcare System
3.765%, 07/01/2048	200	195
Pfizer
7.200%, 03/15/2039	150	225
4.400%, 05/15/2044	50	55
4.125%, 12/15/2046	65	69
4.000%, 12/15/2036	250	267
3.400%, 05/15/2024	100	103
3.000%, 12/15/2026	100	99
2.750%, 06/03/2026	50	48
2.200%, 12/15/2021	200	197
1.950%, 06/03/2021	50	49
1.700%, 12/15/2019	200	198
1.450%, 06/03/2019	50	50
Polaris Intermediate
8.500% cash/9.250% PIK, 12/01/2022 (A)	227	236
Providence St. Joseph Health Obligated Group
3.930%, 10/01/2048	35	35
Quest Diagnostics
3.500%, 03/30/2025	200	200
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	112	118
Sanofi
4.000%, 03/29/2021	50	52
Select Medical
6.375%, 06/01/2021	100	102
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	250	239
2.875%, 09/23/2023	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 09/23/2021	$100	$98
1.900%, 09/23/2019	100	99
Stryker
4.625%, 03/15/2046	30	33
3.500%, 03/15/2026	25	25
3.375%, 05/15/2024	100	101
3.375%, 11/01/2025	200	202
2.000%, 03/08/2019	30	30
Team Health Holdings
6.375%, 02/01/2025 (A)	110	103
Teleflex
4.625%, 11/15/2027	56	56
Tenet Healthcare
8.125%, 04/01/2022	350	361
7.500%, 01/01/2022 (A)	100	106
7.000%, 08/01/2025 (A)	145	142
6.750%, 06/15/2023	328	323
6.000%, 10/01/2020	400	420
5.125%, 05/01/2025 (A)	310	306
4.750%, 06/01/2020	100	102
4.625%, 07/15/2024 (A)	255	251
4.375%, 10/01/2021	250	250
Thermo Fisher Scientific
4.150%, 02/01/2024	150	157
4.100%, 08/15/2047	50	50
3.600%, 08/15/2021	100	102
3.200%, 08/15/2027	50	49
3.150%, 01/15/2023	100	100
2.950%, 09/19/2026	105	100
UnitedHealth Group
6.875%, 02/15/2038	100	141
4.750%, 07/15/2045	50	58
4.625%, 07/15/2035	200	227
4.375%, 03/15/2042	150	163
4.250%, 04/15/2047	31	33
4.200%, 01/15/2047	25	26
3.950%, 10/15/2042	100	102
3.875%, 10/15/2020	100	103
3.750%, 07/15/2025	50	52
3.750%, 10/15/2047	100	99
3.450%, 01/15/2027	50	51
3.375%, 04/15/2027	50	50
3.100%, 03/15/2026	200	197
2.950%, 10/15/2027	200	194
2.700%, 07/15/2020	130	131
2.375%, 10/15/2022	100	98
1.950%, 10/15/2020	100	98
Valeant Pharmaceuticals International
9.000%, 12/15/2025 (A)	215	221
7.500%, 07/15/2021 (A)	300	301
7.000%, 03/15/2024 (A)	400	425
6.500%, 03/15/2022 (A)	200	210

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 04/15/2025 (A)	$500	$448
5.875%, 05/15/2023 (A)	775	700
5.500%, 03/01/2023 (A)	100	89
5.500%, 11/01/2025 (A)	196	197
5.375%, 03/15/2020 (A)	250	249
Vizient
10.375%, 03/01/2024(A)	80	90
WellCare Health Plans
5.250%, 04/01/2025	160	167
West Street
6.375%, 09/01/2025 (A)	107	108
Wyeth
5.950%, 04/01/2037	200	263
Zimmer Biomet Holdings
3.550%, 04/01/2025	100	98
2.700%, 04/01/2020	100	100
Zoetis
4.500%, 11/13/2025	50	54
3.950%, 09/12/2047	100	99
3.450%, 11/13/2020	25	25
3.000%, 09/12/2027	250	240
		42,430

Industrials – 2.8%
3M
2.875%, 10/15/2027	250	242
3M MTN
3.125%, 09/19/2046	100	90
3.000%, 08/07/2025	50	50
2.250%, 03/15/2023	235	230
ABB Finance
2.875%, 05/08/2022	100	101
ADT
6.250%, 10/15/2021	200	217
4.125%, 06/15/2023	200	198
AECOM
5.875%, 10/15/2024	50	53
5.750%, 10/15/2022	200	209
5.125%, 03/15/2027	195	195
AerCap Ireland Capital
4.625%, 10/30/2020	150	157
4.500%, 05/15/2021	150	156
3.950%, 02/01/2022	175	179
3.750%, 05/15/2019	175	177
3.500%, 01/15/2025	150	146
Ahern Rentals
7.375%, 05/15/2023 (A)	138	133
Air Lease
3.750%, 02/01/2022	100	102
3.375%, 06/01/2021	35	35
2.750%, 01/15/2023	100	97
2.625%, 07/01/2022	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aircastle
5.500%, 02/15/2022	$100	$106
5.125%, 03/15/2021	100	105
5.000%, 04/01/2023	100	105
Allegion US Holding
3.550%, 10/01/2027	50	48
3.200%, 10/01/2024	50	49
Allison Transmission
5.000%, 10/01/2024 (A)	145	146
American Airlines Group
5.500%, 10/01/2019 (A)	150	154
4.625%, 03/01/2020 (A)	100	101
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	93	94
American Airlines Pass-Through Trust, Ser 2016-3, Cl AA
3.000%, 10/15/2028	97	95
American Airlines Pass-Through Trust, Ser 2017-2, Cl AA
3.350%, 10/15/2029	100	99
Amsted Industries
5.000%, 03/15/2022 (A)	50	51
APTIM
7.750%, 06/15/2025 (A)	50	46
Arconic
5.125%, 10/01/2024	175	185
ARD Finance
7.125% cash/7.875% PIK, 09/15/2023	200	208
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	200	207
4.250%, 09/15/2022 (A)	200	201
Avis Budget Car Rental
5.500%, 04/01/2023	150	151
BCD Acquisition
9.625%, 09/15/2023 (A)	95	104
Beacon Escrow
4.875%, 11/01/2025 (A)	185	184
BlueLine Rental Finance
9.250%, 03/15/2024 (A)	230	250
Boeing
4.875%, 02/15/2020	100	105
3.650%, 03/01/2047	200	197
2.800%, 03/01/2027	50	49
Bombardier
8.750%, 12/01/2021 (A)	350	389
7.500%, 12/01/2024 (A)	189	199
7.500%, 03/15/2025 (A)	260	270
6.000%, 10/15/2022 (A)	100	100
Brand Industrial Services
8.500%, 07/15/2025 (A)	178	185

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brink’s
4.625%, 10/15/2027 (A)	$97	$94
Builders FirstSource
5.625%, 09/01/2024 (A)	135	141
Burlington Northern Santa Fe
4.900%, 04/01/2044	150	177
4.700%, 10/01/2019	100	104
4.550%, 09/01/2044	100	113
4.150%, 04/01/2045	150	159
3.850%, 09/01/2023	200	210
3.400%, 09/01/2024	150	153
3.000%, 04/01/2025	100	99
BWAY Holding
7.250%, 04/15/2025 (A)	245	256
5.500%, 04/15/2024 (A)	220	228
Canadian National Railway
3.200%, 08/02/2046	100	93
2.950%, 11/21/2024	150	149
Canadian Pacific Railway
6.125%, 09/15/2115	30	39
4.800%, 09/15/2035	20	22
2.900%, 02/01/2025	200	195
Carlisle
3.750%, 12/01/2027	50	50
Caterpillar
4.300%, 05/15/2044	100	112
3.900%, 05/27/2021	100	104
3.803%, 08/15/2042	100	104
3.400%, 05/15/2024	150	154
Caterpillar Financial Services
1.700%, 08/09/2021	50	48
Caterpillar Financial Services MTN
7.150%, 02/15/2019	100	105
2.400%, 06/06/2022	200	196
2.100%, 06/09/2019	200	199
2.100%, 01/10/2020	75	75
1.900%, 03/22/2019	100	100
1.850%, 09/04/2020	200	197
Cenveo
6.000%, 08/01/2019 (A)	100	69
Cintas No. 2
3.700%, 04/01/2027	50	51
2.900%, 04/01/2022	50	50
Cloud Crane
10.125%, 08/01/2024 (A)	45	51
CNH Industrial MTN
3.850%, 11/15/2027	35	35
CNH Industrial Capital
4.875%, 04/01/2021	25	26
4.375%, 11/06/2020	35	36
4.375%, 04/05/2022	25	26
3.875%, 10/15/2021	20	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 07/15/2019	$25	$25
Core & Main
6.125%, 08/15/2025 (A)	95	96
CSX
4.250%, 11/01/2066	50	49
4.100%, 03/15/2044	75	77
3.800%, 11/01/2046	50	49
3.700%, 10/30/2020	128	132
3.400%, 08/01/2024	150	151
3.250%, 06/01/2027	50	49
2.600%, 11/01/2026	50	47
Deere
3.900%, 06/09/2042	100	106
2.600%, 06/08/2022	50	49
Delta Air Lines
3.625%, 03/15/2022	50	50
2.875%, 03/13/2020	30	30
2.600%, 12/04/2020	45	45
Dover
5.375%, 03/01/2041	100	120
Eaton
4.150%, 11/02/2042	100	102
4.000%, 11/02/2032	100	102
2.750%, 11/02/2022	150	149
Embraer Netherlands Finance BV
5.400%, 02/01/2027	100	106
Emerson Electric
2.625%, 02/15/2023	125	123
Equifax
2.300%, 06/01/2021	50	49
FedEx
5.100%, 01/15/2044	50	58
4.550%, 04/01/2046	100	108
4.400%, 01/15/2047	50	53
4.050%, 02/15/2048	50	50
4.000%, 01/15/2024	200	210
3.900%, 02/01/2035	100	100
3.400%, 02/15/2028	50	50
Flex Acquisition
6.875%, 01/15/2025 (A)	60	62
Fluor
3.500%, 12/15/2024	200	202
Fortive
3.150%, 06/15/2026	200	197
FXI Holdings
7.875%, 11/01/2024 (A)	75	75
Gates Global
6.000%, 07/15/2022 (A)	220	225
GATX
3.250%, 09/15/2026	100	96
2.600%, 03/30/2020	100	99

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GCP Applied Technologies
9.500%, 02/01/2023 (A)	$100	$110
GE Capital International Funding
4.418%, 11/15/2035	751	772
2.342%, 11/15/2020	1,000	986
General Dynamics
2.625%, 11/15/2027	250	236
2.375%, 11/15/2024	200	193
2.250%, 11/15/2022	100	97
General Electric
4.500%, 03/11/2044	200	210
2.700%, 10/09/2022	250	245
General Electric MTN
6.875%, 01/10/2039	115	157
6.750%, 03/15/2032	101	131
5.875%, 01/14/2038	200	244
5.300%, 02/11/2021	125	133
GFL Environmental
9.875%, 02/01/2021 (A)	30	32
Griffon
5.250%, 03/01/2022 (A)	189	192
Grinding Media
7.375%, 12/15/2023 (A)	180	192
H&E Equipment Services
5.625%, 09/01/2025 (A)	188	195
Harris
4.854%, 04/27/2035	35	38
3.832%, 04/27/2025	50	51
HD Supply
5.750%, 04/15/2024 (A)	200	214
Herc Rentals
7.750%, 06/01/2024 (A)	51	56
Hertz
7.625%, 06/01/2022 (A)	260	272
5.500%, 10/15/2024 (A)	140	125
Honeywell International
2.500%, 11/01/2026	200	190
1.850%, 11/01/2021	200	194
1.400%, 10/30/2019	50	49
Hubbell
3.350%, 03/01/2026	50	50
3.150%, 08/15/2027	200	194
Icahn Enterprises
6.750%, 02/01/2024	100	104
6.375%, 12/15/2025 (A)	175	178
6.250%, 02/01/2022 (A)	225	231
6.000%, 08/01/2020	250	256
5.875%, 02/01/2022	150	153
IHS Markit
5.000%, 11/01/2022 (A)	110	117
4.750%, 02/15/2025 (A)	175	182
4.000%, 03/01/2026 (A)	47	45

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Illinois Tool Works
3.500%, 03/01/2024	$100	$103
1.950%, 03/01/2019	100	100
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	100	123
4.250%, 06/15/2023	150	158
JB Hunt Transport Services
3.300%, 08/15/2022	50	50
John Deere Capital
2.550%, 01/08/2021	100	100
John Deere Capital MTN
3.350%, 06/12/2024	200	203
2.800%, 03/06/2023	100	99
2.800%, 09/08/2027	250	242
2.650%, 01/06/2022	200	199
2.650%, 06/24/2024	50	49
2.150%, 09/08/2022	250	242
1.250%, 10/09/2019	100	98
Johnson Controls International
4.950%, 07/02/2064 (C)	25	27
4.625%, 07/02/2044 (C)	100	109
3.900%, 02/14/2026	200	206
3.625%, 07/02/2024 (C)	100	102
Kansas City Southern
4.950%, 08/15/2045	100	110
KAR Auction Services
5.125%, 06/01/2025 (A)	100	101
KLX
5.875%, 12/01/2022 (A)	145	151
Koninklijke Philips
3.750%, 03/15/2022	150	154
L3 Technologies
5.200%, 10/15/2019	100	104
4.950%, 02/15/2021	100	105
Lockheed Martin
4.700%, 05/15/2046	100	114
4.500%, 05/15/2036	100	110
4.250%, 11/15/2019	100	103
4.090%, 09/15/2052	200	203
4.070%, 12/15/2042	150	155
3.800%, 03/01/2045	100	99
3.550%, 01/15/2026	100	102
2.900%, 03/01/2025	25	24
2.500%, 11/23/2020	100	100
Masco
4.375%, 04/01/2026	200	208
3.500%, 04/01/2021	65	65
Masonite International
5.625%, 03/15/2023 (A)	79	82
Multi-Color
4.875%, 11/01/2025 (A)	153	154

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Navios Maritime Holdings
7.375%, 01/15/2022 (A)	$100	$82
Navistar International
6.625%, 11/01/2025 (A)	176	184
Nielsen Finance
5.000%, 04/15/2022 (A)	550	559
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	100	102
Norfolk Southern
4.450%, 06/15/2045	100	108
4.050%, 08/15/2052 (A)	200	201
3.950%, 10/01/2042	100	100
3.942%, 11/01/2047 (A)	95	97
3.850%, 01/15/2024	200	207
3.250%, 12/01/2021	150	152
2.900%, 06/15/2026	35	34
Northrop Grumman
4.750%, 06/01/2043	25	28
4.030%, 10/15/2047	175	178
3.850%, 04/15/2045	100	98
3.250%, 08/01/2023	150	151
3.250%, 01/15/2028	165	162
2.930%, 01/15/2025	200	195
2.550%, 10/15/2022	200	195
2.080%, 10/15/2020	260	256
Novelis
6.250%, 08/15/2024 (A)	290	304
5.875%, 09/30/2026 (A)	150	154
Owens Corning
4.300%, 07/15/2047	50	48
4.200%, 12/01/2024	100	104
PACCAR Financial MTN
2.300%, 08/10/2022	50	49
1.300%, 05/10/2019	45	44
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	190	188
5.250%, 08/15/2022 (A)	235	232
4.500%, 03/15/2023 (A)	238	227
Parker-Hannifin MTN
4.200%, 11/21/2034	135	144
Pitney Bowes
3.625%, 09/15/2020	200	199
3.625%, 10/01/2021	100	96
Plastipak Holdings
6.250%, 10/15/2025 (A)	50	52
Ply Gem Industries
6.500%, 02/01/2022	50	52
Precision Castparts
2.500%, 01/15/2023	100	98
Raytheon
3.125%, 10/15/2020	100	102
2.500%, 12/15/2022	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
RBS Global
4.875%, 12/15/2025 (A)	$87	$88
Republic Services
5.500%, 09/15/2019	150	157
3.550%, 06/01/2022	150	153
2.900%, 07/01/2026	200	191
Rockwell Collins
4.350%, 04/15/2047	25	26
3.500%, 03/15/2027	286	284
3.200%, 03/15/2024	50	50
2.800%, 03/15/2022	50	49
1.950%, 07/15/2019	20	20
Roper Technologies
3.850%, 12/15/2025	25	25
3.800%, 12/15/2026	150	152
3.000%, 12/15/2020	100	101
Ryder System MTN
2.875%, 09/01/2020	50	50
2.650%, 03/02/2020	100	100
2.500%, 09/01/2022	100	98
Sensata Technologies
5.000%, 10/01/2025 (A)	40	42
4.875%, 10/15/2023 (A)	300	312
Signode Industrial Group
6.375%, 05/01/2022 (A)	150	156
Southwest Airlines
2.750%, 11/06/2019	100	100
Spirit AeroSystems
3.850%, 06/15/2026	25	25
St. Marys Cement Canada
5.750%, 01/28/2027 (A)	200	211
Stanley Black & Decker
2.900%, 11/01/2022	100	100
Terex
5.625%, 02/01/2025 (A)	105	108
Textron
3.375%, 03/01/2028	100	97
TransDigm
6.500%, 07/15/2024	350	360
6.375%, 06/15/2026	227	233
6.000%, 07/15/2022	100	103
Triumph Group
7.750%, 08/15/2025	67	71
Tutor Perini
6.875%, 05/01/2025 (A)	85	91
Union Pacific
4.163%, 07/15/2022	100	106
4.050%, 03/01/2046	150	160
4.000%, 04/15/2047	50	53
3.875%, 02/01/2055	100	99
3.799%, 10/01/2051	55	56
3.600%, 09/15/2037	220	222

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 04/15/2027	$50	$49
2.250%, 02/15/2019	125	125
United Airlines Pass-Through Trust, Ser 2013- 1, Cl A
4.300%, 08/15/2025	128	134
United Airlines Pass-Through Trust, Ser 2015- 1, Cl AA
3.450%, 12/01/2027	46	46
United Airlines Pass-Through Trust, Ser 2016- 1, Cl A
3.450%, 07/07/2028	29	29
United Airlines Pass-Through Trust, Ser 2016- 1, Cl AA
3.100%, 07/07/2028	49	48
United Airlines Pass-Through Trust, Ser 2016- 2, Cl AA
2.875%, 10/07/2028	100	96
United Parcel Service
6.200%, 01/15/2038	150	203
3.750%, 11/15/2047	50	51
3.400%, 11/15/2046	50	47
3.125%, 01/15/2021	100	102
3.050%, 11/15/2027	50	49
2.800%, 11/15/2024	50	49
2.500%, 04/01/2023	50	49
2.400%, 11/15/2026	50	47
2.350%, 05/16/2022	50	49
2.050%, 04/01/2021	50	49
United Rentals North America
5.875%, 09/15/2026	150	161
5.500%, 07/15/2025	250	264
5.500%, 05/15/2027	40	42
4.875%, 01/15/2028	254	254
4.625%, 07/15/2023	185	191
4.625%, 10/15/2025	235	238
United Technologies
6.125%, 07/15/2038	200	260
4.500%, 04/15/2020	100	104
4.500%, 06/01/2042	100	109
4.150%, 05/15/2045	100	104
3.125%, 05/04/2027	100	98
3.100%, 06/01/2022	250	252
2.650%, 11/01/2026	250	236
1.900%, 05/04/2020	200	197
USG
4.875%, 06/01/2027 (A)	30	31
Verisk Analytics
5.500%, 06/15/2045	100	113
Vertiv Group
9.250%, 10/15/2024 (A)	140	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vertiv Intermediate Holding
12.000% cash/13.000% PIK,
02/15/2022 (A)	$90	$97
Wabtec
3.450%, 11/15/2026	100	96
Waste Management
4.750%, 06/30/2020	100	105
4.100%, 03/01/2045	50	52
3.150%, 11/15/2027	50	49
3.125%, 03/01/2025	100	99
Waste Pro USA
5.500%, 02/15/2026 (A)	55	56
WESCO Distribution
5.375%, 12/15/2021	100	103
WW Grainger
4.600%, 06/15/2045	50	56
4.200%, 05/15/2047	50	52
XPO Logistics
6.500%, 06/15/2022 (A)	155	162
6.125%, 09/01/2023 (A)	150	158
Xylem
4.375%, 11/01/2046	100	104
		40,403

Information Technology – 2.6%
Activision Blizzard
3.400%, 09/15/2026	50	50
2.300%, 09/15/2021	30	29
Adobe Systems
3.250%, 02/01/2025	150	151
Alibaba Group Holding
4.200%, 12/06/2047	60	60
3.600%, 11/28/2024	200	202
3.400%, 12/06/2027	200	194
2.500%, 11/28/2019	200	200
Alphabet
3.625%, 05/19/2021	100	104
1.998%, 08/15/2026	100	92
Amphenol
3.200%, 04/01/2024	100	99
2.200%, 04/01/2020	100	99
Analog Devices
3.900%, 12/15/2025	100	102
3.500%, 12/05/2026	100	99
Apple
4.650%, 02/23/2046	200	227
4.500%, 02/23/2036	200	224
4.375%, 05/13/2045	150	164
4.250%, 02/09/2047	50	54
3.850%, 05/04/2043	100	102
3.850%, 08/04/2046	95	96
3.750%, 09/12/2047	200	199

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 11/13/2047	$50	$50
3.450%, 05/06/2024	150	153
3.450%, 02/09/2045	100	95
3.350%, 02/09/2027	100	100
3.250%, 02/23/2026	300	300
3.200%, 05/11/2027	100	99
3.000%, 06/20/2027	100	97
2.900%, 09/12/2027	200	193
2.850%, 05/06/2021	175	176
2.850%, 02/23/2023	150	150
2.850%, 05/11/2024	100	99
2.700%, 05/13/2022	200	199
2.500%, 02/09/2022	200	198
2.500%, 02/09/2025	75	72
2.450%, 08/04/2026	100	94
2.400%, 01/13/2023	100	98
2.300%, 05/11/2022	100	98
2.250%, 02/23/2021	90	89
1.800%, 05/11/2020	200	197
1.700%, 02/22/2019	20	20
1.550%, 02/07/2020	200	197
1.550%, 08/04/2021	100	96
1.500%, 09/12/2019	200	198
1.100%, 08/02/2019	100	98
Applied Materials
5.100%, 10/01/2035	35	42
4.350%, 04/01/2047	45	49
3.900%, 10/01/2025	35	36
3.300%, 04/01/2027	55	55
2.625%, 10/01/2020	50	50
Arrow Electronics
4.000%, 04/01/2025	100	100
3.250%, 09/08/2024	200	194
Autodesk
4.375%, 06/15/2025	100	103
Automatic Data Processing
3.375%, 09/15/2025	25	25
2.250%, 09/15/2020	50	50
Avnet
4.625%, 04/15/2026	25	26
3.750%, 12/01/2021	25	25
Baidu
2.750%, 06/09/2019	200	200
BMC Software Finance
8.125%, 07/15/2021 (A)	290	290
Boxer Parent
9.000% cash/9.750% PIK, 10/15/2019 (A)	50	50
Broadcom
3.875%, 01/15/2027 (A)	250	243
3.625%, 01/15/2024 (A)	100	99
3.500%, 01/15/2028 (A)	150	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 01/15/2025 (A)	$235	$221
3.000%, 01/15/2022 (A)	200	196
2.650%, 01/15/2023 (A)	250	238
2.375%, 01/15/2020 (A)	100	99
2.200%, 01/15/2021 (A)	50	49
CA
4.700%, 03/15/2027	50	51
3.600%, 08/01/2020	50	51
Camelot Finance
7.875%, 10/15/2024 (A)	135	144
CDK Global
4.875%, 06/01/2027 (A)	170	170
CDW
5.500%, 12/01/2024	75	81
5.000%, 09/01/2023	131	135
5.000%, 09/01/2025	70	71
Cisco Systems
5.900%, 02/15/2039	100	134
5.500%, 01/15/2040	100	129
4.950%, 02/15/2019	100	103
4.450%, 01/15/2020	300	312
2.950%, 02/28/2026	200	196
2.500%, 09/20/2026	200	190
2.200%, 02/28/2021	50	50
1.850%, 09/20/2021	100	97
1.600%, 02/28/2019	100	99
CommScope
5.000%, 06/15/2021 (A)	150	153
CommScope Technologies
6.000%, 06/15/2025 (A)	407	428
5.000%, 03/15/2027 (A)	65	65
Conduent Finance
10.500%, 12/15/2024 (A)	70	82
Corning
4.375%, 11/15/2057	100	100
Dell International
8.350%, 07/15/2046 (A)	100	131
8.100%, 07/15/2036 (A)	150	191
7.125%, 06/15/2024 (A)	250	273
6.020%, 06/15/2026 (A)	200	219
5.875%, 06/15/2021 (A)	271	281
5.450%, 06/15/2023 (A)	115	123
4.420%, 06/15/2021 (A)	200	207
3.480%, 06/01/2019 (A)	200	202
DXC Technology
4.750%, 04/15/2027	200	209
eBay
3.450%, 08/01/2024	50	50
2.600%, 07/15/2022	200	196
2.200%, 08/01/2019	200	199
Electronic Arts
4.800%, 03/01/2026	50	54

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 03/01/2021	$50	$51
EMC
3.375%, 06/01/2023	100	95
2.650%, 06/01/2020	400	395
Entegris
4.625%, 02/10/2026 (A)	100	100
Exela Intermediate
10.000%, 07/15/2023 (A)	185	183
Fidelity National Information Services
4.500%, 08/15/2046	25	26
3.625%, 10/15/2020	112	114
3.500%, 04/15/2023	53	54
3.000%, 08/15/2026	50	47
2.250%, 08/15/2021	53	52
First Data
7.000%, 12/01/2023 (A)	465	490
5.750%, 01/15/2024 (A)	500	517
5.375%, 08/15/2023 (A)	250	258
5.000%, 01/15/2024 (A)	250	256
Fiserv
4.625%, 10/01/2020	100	105
Flex
4.750%, 06/15/2025	50	53
FLIR Systems
3.125%, 06/15/2021	150	150
Gartner
5.125%, 04/01/2025 (A)	145	151
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	115	127
Genpact Luxembourg Sarl
3.700%, 04/01/2022 (A)	100	98
Gogo Intermediate Holdings
12.500%, 07/01/2022 (A)	160	181
GTT Communications
7.875%, 12/31/2024 (A)	84	90
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	150	155
8.375%, 08/15/2022 (A)	150	156
Hewlett Packard Enterprise
6.350%, 10/15/2045	50	53
6.200%, 10/15/2035	50	54
4.900%, 10/15/2025	100	105
4.400%, 10/15/2022	250	260
3.600%, 10/15/2020	50	51
HP
4.300%, 06/01/2021	250	260
Hughes Satellite Systems
6.625%, 08/01/2026	85	90
5.250%, 08/01/2026	105	106
IBM Credit
2.200%, 09/08/2022	200	194
1.800%, 01/20/2021	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Infor Software Parent
7.125% cash/7.875% PIK, 05/01/2021 (A)	$150	$153
Infor US
6.500%, 05/15/2022	301	310
Informatica
7.125%, 07/15/2023 (A)	151	155
Ingram Micro
5.450%, 12/15/2024	80	79
Intel
4.100%, 05/11/2047	100	106
3.734%, 12/08/2047 (A)	197	197
3.700%, 07/29/2025	45	46
3.300%, 10/01/2021	100	102
2.875%, 05/11/2024	100	99
2.700%, 12/15/2022	50	50
2.600%, 05/19/2026	150	143
2.450%, 07/29/2020	185	186
International Business Machines
4.700%, 02/19/2046	100	116
4.000%, 06/20/2042	100	104
3.625%, 02/12/2024	350	360
2.875%, 11/09/2022	100	100
2.500%, 01/27/2022	200	198
2.250%, 02/19/2021	100	99
j2 Cloud Services
6.000%, 07/15/2025 (A)	95	100
Jabil
3.950%, 01/12/2028	55	54
Keysight Technologies
4.600%, 04/06/2027	65	67
KLA-Tencor
4.650%, 11/01/2024	100	107
Lam Research
2.750%, 03/15/2020	100	100
Mastercard
3.375%, 04/01/2024	100	102
2.000%, 11/21/2021	100	98
Micron Technology
5.500%, 02/01/2025	40	42
5.250%, 01/15/2024 (A)	100	104
Microsoft
4.500%, 10/01/2040	100	114
4.500%, 02/06/2057	200	229
4.450%, 11/03/2045	300	340
4.250%, 02/06/2047	100	111
4.200%, 06/01/2019	100	103
4.100%, 02/06/2037	100	109
4.000%, 02/12/2055	100	104
3.950%, 08/08/2056	150	155
3.750%, 02/12/2045	100	102
3.700%, 08/08/2046	100	101

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/12/2035	$150	$152
3.450%, 08/08/2036	100	100
3.300%, 02/06/2027	200	202
2.875%, 02/06/2024	35	35
2.700%, 02/12/2025	200	195
2.400%, 02/06/2022	250	247
2.400%, 08/08/2026	200	188
2.375%, 02/12/2022	100	99
2.375%, 05/01/2023	100	98
2.000%, 11/03/2020	200	198
2.000%, 08/08/2023	100	96
1.850%, 02/06/2020	100	99
1.550%, 08/08/2021	100	96
1.100%, 08/08/2019	300	295
Motorola Solutions
4.000%, 09/01/2024	200	203
3.500%, 03/01/2023	100	99
NCR
6.375%, 12/15/2023	150	157
NetApp
3.375%, 06/15/2021	150	152
2.000%, 09/27/2019	200	198
Nuance Communications
5.625%, 12/15/2026	115	119
NVIDIA
3.200%, 09/16/2026	50	49
2.200%, 09/16/2021	30	29
NXP BV
5.750%, 03/15/2023 (A)	200	207
4.625%, 06/01/2023 (A)	200	208
4.125%, 06/01/2021 (A)	150	153
3.875%, 09/01/2022 (A)	200	202
Open Text
5.875%, 06/01/2026 (A)	85	89
5.625%, 01/15/2023 (A)	140	146
Oracle
5.375%, 07/15/2040	150	186
4.375%, 05/15/2055	100	109
4.300%, 07/08/2034	100	108
4.125%, 05/15/2045	100	105
4.000%, 07/15/2046	150	155
4.000%, 11/15/2047	70	72
3.900%, 05/15/2035	170	177
3.850%, 07/15/2036	50	52
3.800%, 11/15/2037	60	62
3.400%, 07/08/2024	100	102
3.250%, 11/15/2027	100	99
2.950%, 11/15/2024	100	99
2.950%, 05/15/2025	250	246
2.800%, 07/08/2021	175	176
2.650%, 07/15/2026	140	133
2.625%, 02/15/2023	70	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.500%, 05/15/2022	$350	$346
2.400%, 09/15/2023	50	48
2.250%, 10/08/2019	50	50
1.900%, 09/15/2021	135	131
Plantronics
5.500%, 05/31/2023(A)	126	130
PTC
6.000%, 05/15/2024	98	104
Qorvo
7.000%, 12/01/2025	95	103
QUALCOMM
4.800%, 05/20/2045	100	106
4.650%, 05/20/2035	200	211
4.300%, 05/20/2047	130	128
3.450%, 05/20/2025	100	98
3.250%, 05/20/2027	50	48
2.900%, 05/20/2024	50	48
2.600%, 01/30/2023	100	97
2.250%, 05/20/2020	100	99
2.100%, 05/20/2020	30	30
1.850%, 05/20/2019	105	104
Quintiles IMS
5.000%, 10/15/2026 (A)	200	204
4.875%, 05/15/2023 (A)	140	145
Rackspace Hosting
8.625%, 11/15/2024 (A)	205	218
Riverbed Technology
8.875%, 03/01/2023 (A)	80	77
Seagate HDD Cayman
4.750%, 01/01/2025	100	99
Solera
10.500%, 03/01/2024 (A)	300	336
SS&C Technologies Holdings
5.875%, 07/15/2023	142	149
Symantec
5.000%, 04/15/2025 (A)	140	143
Texas Instruments
2.625%, 05/15/2024	100	98
1.850%, 05/15/2022	100	97
1.750%, 05/01/2020	100	98
Thomson Reuters
5.650%, 11/23/2043	200	238
3.850%, 09/29/2024	125	127
TIBCO Software
11.375%, 12/01/2021 (A)	150	163
Total System Services
3.750%, 06/01/2023	100	101
Tyco Electronics Group
3.125%, 08/15/2027	200	196
VeriSign
4.750%, 07/15/2027	195	197
4.625%, 05/01/2023	50	51

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Veritas US
10.500%, 02/01/2024 (A)	$120	$122
ViaSat
5.625%, 09/15/2025 (A)	148	147
Visa
4.300%, 12/14/2045	100	111
4.150%, 12/14/2035	130	141
3.650%, 09/15/2047	200	199
3.150%, 12/14/2025	200	199
2.800%, 12/14/2022	100	100
2.200%, 12/14/2020	200	199
2.150%, 09/15/2022	200	194
VMware
3.900%, 08/21/2027	30	29
2.950%, 08/21/2022	235	227
2.300%, 08/21/2020	230	226
West
8.500%, 10/15/2025 (A)	180	177
Western Digital
10.500%, 04/01/2024	550	643
4.750%, 02/15/2026	420	425
Xerox
5.625%, 12/15/2019	100	105
4.070%, 03/17/2022	100	102
3.625%, 03/15/2023	350	345
Xilinx
3.000%, 03/15/2021	150	150
		38,010

Materials — 1.3%
Agrium
5.250%, 01/15/2045	70	79
4.125%, 03/15/2035	200	202
Air Products & Chemicals
3.350%, 07/31/2024	100	102
Albemarle
4.150%, 12/01/2024	100	104
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	218
Aleris International
9.500%, 04/01/2021 (A)	95	101
Allegheny Technologies
7.875%, 08/15/2023	75	82
ArcelorMittal
6.125%, 06/01/2025	100	114
Ardagh Packaging Finance Holdings
7.250%, 05/15/2024 (A)	275	296
4.625%, 05/15/2023 (A)	150	151
Axalta Coating Systems
4.875%, 08/15/2024 (A)	150	155
Ball
5.250%, 07/01/2025	190	202

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 12/15/2020	$160	$164
4.000%, 11/15/2023	150	150
Barrick
5.250%, 04/01/2042	100	117
Barrick North America Finance
4.400%, 05/30/2021	43	45
Bemis
3.100%, 09/15/2026	100	95
Berry Global
5.500%, 05/15/2022	100	103
5.125%, 07/15/2023	125	130
4.500%, 02/15/2026 (A)	100	100
BHP Billiton Finance USA
5.000%, 09/30/2043	100	120
2.875%, 02/24/2022	155	156
Big River Steel
7.250%, 09/01/2025 (A)	110	118
Blue Cube Spinco
10.000%, 10/15/2025	100	120
9.750%, 10/15/2023	100	118
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	83	86
Celanese US Holdings
5.875%, 06/15/2021	30	32
4.625%, 11/15/2022	30	32
CF Industries
3.450%, 06/01/2023	120	117
Chemours
7.000%, 05/15/2025	230	251
6.625%, 05/15/2023	80	84
5.375%, 05/15/2027	75	78
Cleveland-Cliffs
5.750%, 03/01/2025 (A)	245	240
Constellium
5.875%, 02/15/2026 (A)	250	255
Coveris Holdings
7.875%, 11/01/2019 (A)	100	100
Crown Americas
4.750%, 02/01/2026 (A)	185	186
CVR Partners
9.250%, 06/15/2023 (A)	85	91
Dow Chemical
8.550%, 05/15/2019	200	215
4.375%, 11/15/2042	100	105
4.250%, 11/15/2020	100	104
4.250%, 10/01/2034	100	104
3.500%, 10/01/2024	100	101
3.000%, 11/15/2022	50	50
E.I. du Pont de Nemours
4.900%, 01/15/2041	100	112
4.625%, 01/15/2020	100	104
2.800%, 02/15/2023	100	100

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eastman Chemical
4.650%, 10/15/2044	$100	$108
3.800%, 03/15/2025	100	103
Ecolab
4.350%, 12/08/2021	82	87
3.950%, 12/01/2047 (A)	20	20
3.250%, 12/01/2027 (A)	35	34
2.700%, 11/01/2026	20	19
2.375%, 08/10/2022	150	146
Fibria Overseas Finance
5.500%, 01/17/2027	50	54
4.000%, 01/14/2025	50	50
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	90	91
4.750%, 05/15/2022 (A)	125	127
Freeport-McMoRan
6.875%, 02/15/2023	200	219
4.550%, 11/14/2024	100	102
3.875%, 03/15/2023	350	348
3.100%, 03/15/2020	200	200
Georgia-Pacific
8.875%, 05/15/2031	100	151
Goldcorp
3.700%, 03/15/2023	100	101
Hecla Mining
6.875%, 05/01/2021	100	102
Hexion
10.375%, 02/01/2022 (A)	90	87
Hudbay Minerals
7.625%, 01/15/2025 (A)	130	143
INEOS Group Holdings
5.625%, 08/01/2024 (A)	200	205
International Flavors & Fragrances
4.375%, 06/01/2047	30	31
International Paper
7.500%, 08/15/2021	68	78
5.150%, 05/15/2046	100	113
4.800%, 06/15/2044	100	110
4.750%, 02/15/2022	100	107
4.350%, 08/15/2048	100	102
INVISTA Finance
4.250%, 10/15/2019 (A)	100	101
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	125	142
Kinross
4.500%, 07/15/2027 (A)	95	96
Koppers
6.000%, 02/15/2025 (A)	100	105
Lubrizol
6.500%, 10/01/2034	100	132
LYB International Finance BV
4.875%, 03/15/2044	50	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LYB International Finance II BV
3.500%, 03/02/2027	$64	$63
LyondellBasell Industries
5.000%, 04/15/2019	190	194
4.625%, 02/26/2055	100	104
Martin Marietta Materials
4.250%, 07/02/2024	100	104
Momentive Performance Materials
3.880%, 10/24/2021	145	151
Monsanto
4.700%, 07/15/2064	50	51
4.400%, 07/15/2044	150	158
3.375%, 07/15/2024	100	100
Mosaic
4.250%, 11/15/2023	125	129
Newmont Mining
6.250%, 10/01/2039	50	63
4.875%, 03/15/2042	125	136
3.500%, 03/15/2022	100	101
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	86	89
Nucor
6.400%, 12/01/2037	100	131
4.000%, 08/01/2023	100	104
Olin
5.125%, 09/15/2027	90	94
5.000%, 02/01/2030	150	150
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	70	74
5.000%, 01/15/2022 (A)	115	120
Packaging Corp of America
3.400%, 12/15/2027	235	231
2.450%, 12/15/2020	35	35
Platform Specialty Products
6.500%, 02/01/2022 (A)	168	173
5.875%, 12/01/2025 (A)	235	239
PolyOne
5.250%, 03/15/2023	100	105
Potash Corp of Saskatchewan
4.000%, 12/15/2026	50	51
3.625%, 03/15/2024	50	50
3.000%, 04/01/2025	100	96
PQ
6.750%, 11/15/2022 (A)	127	136
Praxair
3.200%, 01/30/2026	100	100
2.450%, 02/15/2022	200	198
Rain CII Carbon
7.250%, 04/01/2025 (A)	100	108
Rayonier AM Products
5.500%, 06/01/2024 (A)	100	100

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Resolute Forest Products
5.875%, 05/15/2023	$100	$104
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	100	106
5.125%, 07/15/2023 (A)	300	308
Rio Tinto Finance USA
4.125%, 08/21/2042	100	107
3.750%, 06/15/2025	350	361
RPM International
5.250%, 06/01/2045	50	56
Sherwin-Williams
7.250%, 06/15/2019	100	106
4.500%, 06/01/2047	129	136
3.450%, 06/01/2027	160	158
3.125%, 06/01/2024	25	25
2.750%, 06/01/2022	200	197
2.250%, 05/15/2020	300	297
Sonoco Products
5.750%, 11/01/2040	100	117
Southern Copper
6.750%, 04/16/2040	100	132
5.375%, 04/16/2020	200	211
3.875%, 04/23/2025	60	62
SPCM
4.875%, 09/15/2025 (A)	75	75
Standard Industries
6.000%, 10/15/2025 (A)	250	265
5.500%, 02/15/2023 (A)	100	104
5.375%, 11/15/2024 (A)	250	259
4.750%, 01/15/2028 (A)	135	134
Steel Dynamics
5.500%, 10/01/2024	100	104
5.125%, 10/01/2021	100	103
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	147	154
Teck Resources
8.500%, 06/01/2024 (A)	50	56
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	75	77
Tronox Finance
7.500%, 03/15/2022 (A)	138	143
United States Steel
8.375%, 07/01/2021 (A)	99	107
6.875%, 08/15/2025	121	127
US Concrete
6.375%, 06/01/2024	100	108
Vale
5.625%, 09/11/2042	100	113
Vale Overseas
6.875%, 11/21/2036	150	188
6.250%, 08/10/2026	100	116
5.875%, 06/10/2021	100	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 01/11/2022	$125	$130
Westlake Chemical
4.625%, 02/15/2021	50	51
4.375%, 11/15/2047	100	103
WestRock
3.000%, 09/15/2024 (A)	200	195
WestRock RKT
4.000%, 03/01/2023	200	206
WR Grace & Company
5.125%, 10/01/2021 (A)	100	105
		18,911

Real Estate — 1.0%
Alexandria Real Estate Equities
4.600%, 04/01/2022	350	368
American Campus Communities Operating Partnership
3.625%, 11/15/2027	230	224
3.350%, 10/01/2020	50	51
American Tower
4.000%, 06/01/2025	100	101
3.600%, 01/15/2028	200	194
3.450%, 09/15/2021	150	152
3.375%, 10/15/2026	150	145
3.300%, 02/15/2021	100	101
3.125%, 01/15/2027	100	95
2.800%, 06/01/2020	100	100
AvalonBay Communities MTN
3.500%, 11/15/2024	100	101
3.500%, 11/15/2025	100	101
3.350%, 05/15/2027	200	198
Boston Properties
3.200%, 01/15/2025	100	98
3.125%, 09/01/2023	150	149
Brixmor Operating Partnership
4.125%, 06/15/2026	25	25
3.875%, 08/15/2022	30	30
3.650%, 06/15/2024	50	49
3.250%, 09/15/2023	50	49
Corporate Office Properties
5.000%, 07/01/2025	50	53
Crown Castle International
5.250%, 01/15/2023	125	136
4.750%, 05/15/2047	25	25
4.450%, 02/15/2026	65	67
4.000%, 03/01/2027	20	20
3.800%, 02/15/2028	50	49
3.650%, 09/01/2027	135	131
3.400%, 02/15/2021	55	56
3.200%, 09/01/2024	35	34
3.150%, 07/15/2023	30	30
2.250%, 09/01/2021	55	54

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CubeSmart
3.125%, 09/01/2026	$50	$47
CyrusOne
5.000%, 03/15/2024	145	148
DDR
4.700%, 06/01/2027	35	37
3.625%, 02/01/2025	100	98
Digital Realty Trust
3.950%, 07/01/2022	100	103
3.700%, 08/15/2027	50	50
2.750%, 02/01/2023	200	196
Duke Realty
3.875%, 10/15/2022	150	155
EPR Properties
4.750%, 12/15/2026	100	101
Equinix
5.875%, 01/15/2026	150	160
5.375%, 01/01/2022	200	207
5.375%, 04/01/2023	150	154
5.375%, 05/15/2027	240	252
ERP Operating
4.000%, 08/01/2047	200	199
3.375%, 06/01/2025	100	100
3.250%, 08/01/2027	200	197
2.375%, 07/01/2019	150	150
Essex Portfolio
3.375%, 04/15/2026	100	97
Federal Realty Investment Trust
4.500%, 12/01/2044	50	53
FelCor Lodging
5.625%, 03/01/2023	100	102
Five Point Operating
7.875%, 11/15/2025 (A)	100	102
GLP Capital
5.375%, 11/01/2023	50	54
5.375%, 04/15/2026	300	321
4.875%, 11/01/2020	100	103
Greystar Real Estate Partners
5.750%, 12/01/2025 (A)	80	82
HCP
5.375%, 02/01/2021	200	213
4.000%, 12/01/2022	50	52
4.000%, 06/01/2025	100	102
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	39
Highwoods Realty
3.200%, 06/15/2021	100	100
Hospitality Properties Trust
4.950%, 02/15/2027	70	72
4.500%, 03/15/2025	50	51
4.375%, 02/15/2030	50	49
3.950%, 01/15/2028	30	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Host Hotels & Resorts
4.000%, 06/15/2025	$65	$66
3.875%, 04/01/2024	100	100
Howard Hughes
5.375%, 03/15/2025 (A)	245	247
Hudson Pacific Properties
3.950%, 11/01/2027	200	195
Iron Mountain
6.000%, 08/15/2023	100	105
5.250%, 03/15/2028 (A)	174	169
4.875%, 09/15/2027 (A)	225	215
iStar
5.000%, 07/01/2019	150	151
Kennedy-Wilson
5.875%, 04/01/2024	190	195
Kilroy Realty
4.375%, 10/01/2025	100	103
Kimco Realty
4.450%, 09/01/2047	200	202
3.300%, 02/01/2025	200	196
3.200%, 05/01/2021	370	372
Lamar Media
5.375%, 01/15/2024	100	103
Liberty Property
3.375%, 06/15/2023	95	95
Life Storage
3.875%, 12/15/2027	50	49
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	108	116
4.500%, 09/01/2026	135	133
Mid-America Apartments
4.000%, 11/15/2025	50	51
3.600%, 06/01/2027	200	196
MPT Operating Partnership
6.375%, 03/01/2024	100	106
5.250%, 08/01/2026	75	77
5.000%, 10/15/2027	220	218
National Retail Properties
4.000%, 11/15/2025	65	65
3.600%, 12/15/2026	50	49
3.500%, 10/15/2027	200	193
Omega Healthcare Investors
5.250%, 01/15/2026	100	102
Outfront Media Capital
5.625%, 02/15/2024	100	102
Physicians Realty
3.950%, 01/15/2028	50	49
Prologis
3.750%, 11/01/2025	65	67
Public Storage
3.094%, 09/15/2027	30	29

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.370%, 09/15/2022	$200	$195
QCP SNF West
8.125%, 11/01/2023 (A)	130	134
Realogy Group
5.250%, 12/01/2021 (A)	100	103
4.875%, 06/01/2023 (A)	50	49
Realty Income
4.650%, 08/01/2023	150	159
3.250%, 10/15/2022	160	161
Regency Centers
4.400%, 02/01/2047	35	35
3.600%, 02/01/2027	30	29
Sabra Health Care
5.500%, 02/01/2021	50	51
SBA Communications
4.875%, 07/15/2022	100	103
4.875%, 09/01/2024	150	149
4.000%, 10/01/2022 (A)	265	261
Select Income
4.500%, 02/01/2025	100	99
Simon Property Group
4.250%, 11/30/2046	50	52
3.500%, 09/01/2025	150	151
3.375%, 12/01/2027	100	98
3.250%, 11/30/2026	50	49
2.750%, 06/01/2023	100	98
2.625%, 06/15/2022	50	49
2.500%, 09/01/2020	100	100
SL Green Operating Partnership
3.250%, 10/15/2022	200	198
Tanger Properties
3.125%, 09/01/2026	50	47
UDR MTN
3.750%, 07/01/2024	100	101
Uniti Group
8.250%, 10/15/2023	210	199
7.125%, 12/15/2024 (A)	100	89
6.000%, 04/15/2023 (A)	33	32
Ventas Realty
3.250%, 10/15/2026	50	48
2.700%, 04/01/2020	280	280
VEREIT Operating Partnership
4.875%, 06/01/2026	30	31
4.600%, 02/06/2024	25	26
4.125%, 06/01/2021	20	21
3.950%, 08/15/2027	40	39
3.000%, 02/06/2019	35	35
VICI Properties 1
8.000%, 10/15/2023	200	224
Vornado Realty
3.500%, 01/15/2025	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Washington Prime Group
5.950%, 08/15/2024	$200	$203
Welltower
6.500%, 03/15/2041	70	91
4.950%, 01/15/2021	145	153
4.250%, 04/01/2026	50	52
Weyerhaeuser
7.375%, 03/15/2032	100	135
WP Carey
4.600%, 04/01/2024	150	154
		15,458

Telecommunication Services – 2.0%
Acosta
7.750%, 10/01/2022 (A)	100	69
Altice Financing
7.500%, 05/15/2026 (A)	425	442
6.625%, 02/15/2023 (A)	400	405
Altice Luxembourg
7.750%, 05/15/2022 (A)	500	480
7.625%, 02/15/2025 (A)	250	229
Altice US Finance I
5.500%, 05/15/2026 (A)	328	335
5.375%, 07/15/2023 (A)	150	154
America Movil
6.375%, 03/01/2035	200	247
6.125%, 03/30/2040	100	124
5.000%, 03/30/2020	250	262
AT&T
6.000%, 08/15/2040	100	113
5.800%, 02/15/2019	100	104
5.700%, 03/01/2057	250	274
5.650%, 02/15/2047	50	55
5.450%, 03/01/2047	100	107
5.300%, 08/14/2058	150	152
5.250%, 03/01/2037	50	53
5.150%, 03/15/2042	250	255
5.150%, 11/15/2046 (A)	588	603
5.150%, 02/14/2050	110	111
4.900%, 08/14/2037	45	46
4.800%, 06/15/2044	100	98
4.750%, 05/15/2046	235	228
4.500%, 05/15/2035	250	246
4.350%, 06/15/2045	100	92
4.300%, 02/15/2030 (A)	567	560
4.250%, 03/01/2027	150	152
4.125%, 02/17/2026	250	252
4.100%, 02/15/2028 (A)	416	411
3.950%, 01/15/2025	100	101
3.900%, 03/11/2024	100	102
3.900%, 08/14/2027	120	119
3.800%, 03/01/2024	50	51

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 08/14/2024	$100	$100
3.400%, 05/15/2025	350	341
3.200%, 03/01/2022	465	466
2.850%, 02/14/2023	150	149
Block Communications
6.875%, 02/15/2025 (A)	50	52
British Telecommunications
9.125%, 12/15/2030	150	222
CenturyLink
7.500%, 04/01/2024	350	352
5.625%, 04/01/2020	200	203
Cequel Communications Holdings
5.125%, 12/15/2021 (A)	300	301
Cincinnati Bell
7.000%, 07/15/2024 (A)	135	130
Consolidated Communications
6.500%, 10/01/2022	100	90
Deutsche Telekom International Finance
8.750%, 06/15/2030	200	292
Frontier Communications
11.000%, 09/15/2025	770	602
10.500%, 09/15/2022	510	421
6.875%, 01/15/2025	100	63
Grupo Televisa
5.000%, 05/13/2045	200	196
Inmarsat Finance
4.875%, 05/15/2022 (A)	100	99
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	260	239
8.000%, 02/15/2024 (A)	200	210
5.500%, 08/01/2023	300	236
Intelsat Luxembourg
8.125%, 06/01/2023	75	32
7.750%, 06/01/2021	300	136
Koninklijke
8.375%, 10/01/2030	50	67
Level 3 Financing
5.375%, 08/15/2022	300	305
5.375%, 01/15/2024	140	139
5.375%, 05/01/2025	150	149
5.250%, 03/15/2026	100	98
5.125%, 05/01/2023	200	201
Level 3 Parent
5.750%, 12/01/2022	200	202
MHGE Parent
8.500% cash/9.250% PIK, 08/01/2019 (A)	53	53
Midcontinent Communications
6.875%, 08/15/2023 (A)	75	79
Nokia
4.375%, 06/12/2027	25	24
3.375%, 06/12/2022	120	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Orange
9.000%, 03/01/2031	$100	$150
5.500%, 02/06/2044	25	30
2.750%, 02/06/2019	200	201
1.625%, 11/03/2019	100	98
Rogers Communications
5.000%, 03/15/2044	100	112
2.900%, 11/15/2026	100	95
Sable International Finance
6.875%, 08/01/2022 (A)	200	211
SFR Group
7.375%, 05/01/2026 (A)	950	936
6.250%, 05/15/2024 (A)	225	215
6.000%, 05/15/2022 (A)	700	683
SoftBank Group
4.500%, 04/15/2020 (A)	400	407
Sprint
7.875%, 09/15/2023	750	794
7.625%, 02/15/2025	200	208
7.250%, 09/15/2021	315	335
7.125%, 06/15/2024	450	456
Telecom Italia
5.303%, 05/30/2024 (A)	200	211
Telefonica Emisiones
7.045%, 06/20/2036	100	134
5.134%, 04/27/2020	100	105
4.103%, 03/08/2027	250	254
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	200	199
Telesat Canada
8.875%, 11/15/2024 (A)	120	133
T-Mobile
6.625%, 04/01/2023	300	312
6.500%, 01/15/2026	250	271
6.375%, 03/01/2025	200	212
T-Mobile USA
6.836%, 04/28/2023	200	209
6.500%, 01/15/2024	150	159
6.000%, 03/01/2023	200	209
6.000%, 04/15/2024	500	532
5.375%, 04/15/2027	100	105
4.750%, 02/01/2028	235	236
4.500%, 02/01/2026	160	161
Unitymedia GmbH
6.125%, 01/15/2025 (A)	200	210
UPC Holding BV
5.500%, 01/15/2028 (A)	200	192
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	204
Verizon Communications
5.012%, 04/15/2049	267	282
5.012%, 08/21/2054	379	391

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.862%, 08/21/2046	$400	$415
4.812%, 03/15/2039	100	104
4.672%, 03/15/2055	117	115
4.522%, 09/15/2048	453	452
4.500%, 08/10/2033	300	308
4.272%, 01/15/2036	600	595
4.150%, 03/15/2024	450	469
4.125%, 08/15/2046	150	140
3.500%, 11/01/2024	500	503
3.376%, 02/15/2025	200	198
2.946%, 03/15/2022	304	303
2.625%, 08/15/2026	150	138
Videotron
5.375%, 06/15/2024 (A)	100	106
5.125%, 04/15/2027 (A)	100	104
Virgin Media Secured Finance
5.250%, 01/15/2026 (A)	450	458
Vodafone Group
6.150%, 02/27/2037	200	247
2.950%, 02/19/2023	300	299
Wind Tre
5.000%, 01/20/2026 (A)	350	318
Windstream Services
8.750%, 12/15/2024 (A)	80	56
8.625%, 10/31/2025 (A)	125	117
6.375%, 08/01/2023	150	87
WMG Acquisition
6.750%, 04/15/2022 (A)	100	104
WTT Investment
5.500%, 11/21/2022 (A)	200	202
Zayo Group
6.375%, 05/15/2025	200	210
6.000%, 04/01/2023	170	177
5.750%, 01/15/2027 (A)	275	279
Ziggo Bond Finance BV
6.000%, 01/15/2027 (A)	200	197
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	300	298
		30,050

Utilities – 1.7%
AEP Texas
3.800%, 10/01/2047	100	101
2.400%, 10/01/2022	200	194
AEP Transmission
3.750%, 12/01/2047 (A)	50	50
AES
6.000%, 05/15/2026	100	107
5.500%, 03/15/2024	100	103
5.125%, 09/01/2027	76	80
4.875%, 05/15/2023	200	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alabama Power
3.750%, 03/01/2045	$100	$100
Ameren
2.700%, 11/15/2020	100	100
Ameren Illinois
3.250%, 03/01/2025	100	100
American Water Capital
6.593%, 10/15/2037	100	137
2.950%, 09/01/2027	200	194
AmeriGas Partners
5.875%, 08/20/2026	120	124
5.625%, 05/20/2024	170	178
5.500%, 05/20/2025	90	92
Appalachian Power
7.000%, 04/01/2038	100	141
4.450%, 06/01/2045	100	109
3.400%, 06/01/2025	100	100
Arizona Public Service
2.950%, 09/15/2027	100	96
Atmos Energy
4.125%, 10/15/2044	100	106
Avangrid
3.150%, 12/01/2024	50	49
Baltimore Gas & Electric
3.750%, 08/15/2047	100	100
2.400%, 08/15/2026	50	46
Berkshire Hathaway Energy
6.125%, 04/01/2036	247	324
3.800%, 07/15/2048 (A)	25	25
3.250%, 04/15/2028 (A)	30	29
2.800%, 01/15/2023 (A)	40	40
2.375%, 01/15/2021 (A)	25	25
Black Hills
3.950%, 01/15/2026	100	102
Calpine
6.000%, 01/15/2022 (A)	200	206
5.750%, 01/15/2025	300	284
5.375%, 01/15/2023	200	198
5.250%, 06/01/2026 (A)	150	147
CenterPoint Energy
2.500%, 09/01/2022	150	146
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	200	227
CenterPoint Energy Resources
4.500%, 01/15/2021	100	104
Cleco Corporate Holdings
4.973%, 05/01/2046	35	38
3.743%, 05/01/2026	50	49
CMS Energy
3.450%, 08/15/2027	50	50
Commonwealth Edison
3.700%, 03/01/2045	50	50

44	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.950%, 08/15/2027	$100	$97
Connecticut Light & Power
4.300%, 04/15/2044	200	219
4.150%, 06/01/2045	100	107
Consolidated Edison
2.000%, 05/15/2021	100	98
Consolidated Edison of New York
6.300%, 08/15/2037	100	133
4.450%, 03/15/2044	200	221
4.300%, 12/01/2056	100	107
3.850%, 06/15/2046	100	102
Consumers Energy
3.950%, 05/15/2043	50	52
2.850%, 05/15/2022	100	100
Delmarva Power & Light
4.150%, 05/15/2045	50	53
Dominion Energy
5.200%, 08/15/2019	100	104
4.050%, 09/15/2042	100	100
2.850%, 08/15/2026	30	28
2.750%, 09/15/2022	250	245
2.579%, 07/01/2020	100	99
2.500%, 12/01/2019	100	100
Dominion Energy Gas Holdings
4.600%, 12/15/2044	25	27
3.600%, 12/15/2024	100	101
2.500%, 12/15/2019	50	50
DTE Electric
3.750%, 08/15/2047	100	101
3.700%, 03/15/2045	50	50
3.700%, 06/01/2046	50	50
DTE Energy
3.300%, 06/15/2022	50	50
2.850%, 10/01/2026	50	47
2.400%, 12/01/2019	125	125
Duke Energy
3.750%, 04/15/2024	100	103
3.750%, 09/01/2046	100	96
3.150%, 08/15/2027	200	193
2.650%, 09/01/2026	200	186
2.400%, 08/15/2022	100	97
Duke Energy Carolinas
4.250%, 12/15/2041	100	108
2.950%, 12/01/2026	100	97
Duke Energy Florida
6.400%, 06/15/2038	450	621
3.200%, 01/15/2027	50	50
Duke Energy Indiana
3.750%, 05/15/2046	50	49
Duke Energy Ohio
3.700%, 06/15/2046	14	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Progress
4.150%, 12/01/2044	$50	$53
3.600%, 09/15/2047	100	99
Dynegy
8.125%, 01/30/2026 (A)	113	125
8.000%, 01/15/2025 (A)	200	217
7.625%, 11/01/2024	190	205
7.375%, 11/01/2022	440	465
6.750%, 11/01/2019	95	97
Edison International
2.950%, 03/15/2023	50	49
2.400%, 09/15/2022	80	78
El Paso Electric
5.000%, 12/01/2044	50	53
Emera US Finance
4.750%, 06/15/2046	35	37
3.550%, 06/15/2026	235	229
2.150%, 06/15/2019	20	20
Entergy
5.125%, 09/15/2020	100	105
4.000%, 07/15/2022	100	104
2.950%, 09/01/2026	100	95
Entergy Arkansas
3.700%, 06/01/2024	100	103
Entergy Mississippi
2.850%, 06/01/2028	25	24
Eversource Energy
3.150%, 01/15/2025	100	99
2.900%, 10/01/2024	200	194
Exelon
5.625%, 06/15/2035	100	121
5.100%, 06/15/2045	100	115
3.950%, 06/15/2025	100	102
Exelon Generation
6.250%, 10/01/2039	300	350
5.600%, 06/15/2042	100	109
4.250%, 06/15/2022	100	104
2.950%, 01/15/2020	100	100
FirstEnergy
7.375%, 11/15/2031	70	94
4.250%, 03/15/2023	40	42
Florida Power & Light
5.950%, 02/01/2038	200	262
4.050%, 10/01/2044	200	213
Fortis
3.055%, 10/04/2026	100	95
Georgia Power
4.300%, 03/15/2042	125	132
2.000%, 09/08/2020	200	198
Great Plains Energy
4.850%, 06/01/2021	155	163

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Interstate Power & Light
3.700%, 09/15/2046	$50	$49
ITC Holdings
3.250%, 06/30/2026	30	29
Kansas City Power & Light
4.200%, 06/15/2047	100	103
Kentucky Utilities
5.125%, 11/01/2040	194	235
MidAmerican Energy
3.950%, 08/01/2047	50	52
3.650%, 08/01/2048	150	150
3.100%, 05/01/2027	50	49
2.400%, 03/15/2019	100	100
National Fuel Gas
5.200%, 07/15/2025	100	106
3.950%, 09/15/2027	200	195
NextEra Energy Capital Holdings
2.800%, 01/15/2023	100	98
2.400%, 09/15/2019	150	150
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	158	156
4.250%, 09/15/2024 (A)	36	36
NiSource
5.950%, 06/15/2041	100	126
5.650%, 02/01/2045	50	62
4.375%, 05/15/2047	150	160
3.950%, 03/30/2048	100	99
3.490%, 05/15/2027	50	50
Northern States Power
4.125%, 05/15/2044	200	213
3.600%, 09/15/2047	100	99
2.200%, 08/15/2020	100	99
NRG Energy
7.250%, 05/15/2026	140	153
6.625%, 01/15/2027	175	185
6.250%, 07/15/2022	150	155
6.250%, 05/01/2024	150	157
5.750%, 01/15/2028 (A)	209	209
NRG Yield Operating
5.375%, 08/15/2024	100	101
NSTAR Electric
3.200%, 05/15/2027	100	99
Ohio Edison
6.875%, 07/15/2036	200	267
Oklahoma Gas & Electric
3.850%, 08/15/2047	50	51
Oncor Electric Delivery
3.800%, 09/30/2047 (A)	100	101
3.750%, 04/01/2045	100	101
2.950%, 04/01/2025	50	49
ONE Gas
2.070%, 02/01/2019	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas & Electric
6.050%, 03/01/2034	$400	$492
5.800%, 03/01/2037	100	122
4.750%, 02/15/2044	50	54
4.300%, 03/15/2045	30	31
3.950%, 12/01/2047 (A)	100	96
PacifiCorp
3.600%, 04/01/2024	100	103
PECO Energy
3.700%, 09/15/2047	100	100
Piedmont Natural Gas
3.640%, 11/01/2046	25	24
Pinnacle West Capital
2.250%, 11/30/2020	45	45
Potomac Electric Power
6.500%, 11/15/2037	100	136
PPL Capital Funding
4.000%, 09/15/2047	100	100
3.400%, 06/01/2023	100	100
PPL Electric Utilities
4.150%, 10/01/2045	100	108
Progress Energy
4.400%, 01/15/2021	100	104
PSEG Power
8.625%, 04/15/2031	200	263
3.000%, 06/15/2021	100	100
Public Service Electric & Gas MTN
3.000%, 05/15/2027	100	97
Public Service Enterprise Group
2.000%, 11/15/2021	100	96
Public Service of Colorado
3.800%, 06/15/2047	100	101
San Diego Gas & Electric
3.750%, 06/01/2047	150	152
Sempra Energy
3.800%, 02/01/2038	100	98
3.250%, 06/15/2027	200	195
2.900%, 02/01/2023	15	15
2.850%, 11/15/2020	100	100
2.400%, 03/15/2020	50	50
South Carolina Electric & Gas
5.100%, 06/01/2065	100	111
4.500%, 06/01/2064	100	101
Southern
4.400%, 07/01/2046	200	207
4.250%, 07/01/2036	30	31
3.250%, 07/01/2026	200	193
2.950%, 07/01/2023	100	99
2.350%, 07/01/2021	50	49
2.150%, 09/01/2019	250	248
1.850%, 07/01/2019	35	35

46	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Edison
5.950%, 02/01/2038	$200	$258
4.650%, 10/01/2043	100	114
3.500%, 10/01/2023	100	102
Southern Gas Capital
3.500%, 09/15/2021	200	202
Southern Power
4.950%, 12/15/2046	100	108
4.150%, 12/01/2025	100	104
2.500%, 12/15/2021	50	49
2.375%, 06/01/2020	50	50
Southwestern Electric Power
3.900%, 04/01/2045	50	49
Suburban Propane Partners
5.500%, 06/01/2024	100	98
Talen Energy Supply
10.500%, 01/15/2026 (A)	100	101
6.500%, 06/01/2025	128	106
TECO Finance
5.150%, 03/15/2020	100	104
TerraForm Global Operating
9.750%, 08/15/2022 (A)	100	111
TerraForm Power Operating
5.000%, 01/31/2028 (A)	147	145
4.250%, 01/31/2023 (A)	70	69
Union Electric
3.650%, 04/15/2045	100	100
Virginia Electric & Power
8.875%, 11/15/2038	150	253
4.200%, 05/15/2045	25	27
3.800%, 09/15/2047	150	151
2.950%, 01/15/2022	300	301
2.750%, 03/15/2023	50	49
Washington Gas Light MTN
3.796%, 09/15/2046	135	135
WEC Energy Group
3.550%, 06/15/2025	100	101
2.450%, 06/15/2020	100	100
Westar Energy
4.250%, 12/01/2045	100	108
Wisconsin Power & Light
3.050%, 10/15/2027	200	195
Xcel Energy
4.700%, 05/15/2020	125	130
2.600%, 03/15/2022	50	49
		25,056

Total Corporate Obligations (Cost $451,000) ($ Thousands)		453,925

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 27.0%
U.S. Treasury Bonds
6.250%, 08/15/2023	$2,500	$2,976
5.375%, 02/15/2031	500	644
5.000%, 05/15/2037	1,250	1,654
4.750%, 02/15/2037	1,750	2,250
4.750%, 02/15/2041	2,510	3,295
4.625%, 02/15/2040	2,000	2,571
4.500%, 02/15/2036	5,500	6,829
4.500%, 05/15/2038	150	188
4.375%, 02/15/2038	1,000	1,234
4.375%, 05/15/2040	750	934
4.250%, 05/15/2039	250	305
3.875%, 08/15/2040	1,225	1,425
3.625%, 02/15/2044	4,680	5,276
3.375%, 05/15/2044	3,055	3,306
3.125%, 08/15/2044	800	829
3.000%, 05/15/2042	3,000	3,049
3.000%, 11/15/2044	6,025	6,102
3.000%, 05/15/2045	700	709
3.000%, 11/15/2045	1,500	1,519
3.000%, 02/15/2047	2,350	2,377
3.000%, 05/15/2047	1,500	1,516
2.875%, 05/15/2043	3,125	3,100
2.875%, 08/15/2045	750	741
2.875%, 11/15/2046	2,750	2,714
2.750%, 08/15/2047	3,500	3,365
2.750%, 11/15/2047	1,000	962
2.625%, 11/15/2020	3,500	3,531
2.500%, 02/15/2045	3,500	3,215
2.500%, 02/15/2046	2,700	2,473
2.500%, 05/15/2046	2,650	2,425
2.250%, 02/15/2027	2,500	2,406
2.250%, 08/15/2046	4,500	3,899
U.S. Treasury Notes
3.625%, 08/15/2019	1,500	1,535
3.625%, 02/15/2020	2,250	2,315
3.625%, 02/15/2021	7,500	7,786
3.500%, 05/15/2020	4,500	4,629
3.125%, 05/15/2021	6,250	6,401
2.750%, 11/15/2023	4,500	4,538
2.750%, 02/15/2024	750	756
2.625%, 08/15/2020	1,500	1,514
2.500%, 05/15/2024	5,450	5,409
2.375%, 01/31/2023	5,000	4,964
2.375%, 05/15/2027	8,000	7,773
2.250%, 07/31/2021	4,000	3,981
2.250%, 12/31/2023	2,000	1,961
2.250%, 01/31/2024	1,000	980
2.250%, 11/15/2024	5,000	4,872
2.250%, 12/31/2024	2,000	1,948
2.250%, 11/15/2025	3,500	3,390
2.250%, 08/15/2027	7,000	6,722

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.125%, 08/31/2020	$9,000	$8,970
2.125%, 01/31/2021	1,500	1,492
2.125%, 09/30/2021	2,500	2,475
2.125%, 12/31/2021	1,000	988
2.125%, 02/29/2024	1,500	1,458
2.125%, 03/31/2024	1,500	1,457
2.125%, 05/15/2025	2,500	2,408
2.000%, 09/30/2020	7,000	6,952
2.000%, 10/31/2021	2,000	1,970
2.000%, 11/15/2021	5,000	4,926
2.000%, 12/31/2021	5,000	4,919
2.000%, 02/15/2022	3,000	2,950
2.000%, 10/31/2022	10,000	9,769
2.000%, 11/30/2022	8,000	7,811
2.000%, 05/31/2024	4,000	3,852
2.000%, 02/15/2025	2,850	2,727
2.000%, 08/15/2025	5,200	4,956
2.000%, 11/15/2026	4,000	3,776
1.875%, 01/31/2022	4,500	4,402
1.875%, 02/28/2022	2,000	1,955
1.875%, 03/31/2022	1,500	1,465
1.875%, 04/30/2022	3,000	2,928
1.875%, 07/31/2022	3,000	2,921
1.875%, 08/31/2024	6,000	5,723
1.750%, 09/30/2019	8,800	8,751
1.750%, 11/15/2020	8,000	7,888
1.750%, 12/31/2020	3,500	3,446
1.750%, 11/30/2021	5,000	4,877
1.750%, 05/31/2022	3,500	3,395
1.750%, 06/30/2022	4,000	3,877
1.750%, 01/31/2023	2,000	1,927
1.750%, 05/15/2023	1,750	1,680
1.625%, 07/31/2019	1,130	1,123
1.625%, 03/15/2020	1,000	989
1.625%, 08/31/2022	10,000	9,622
1.625%, 05/31/2023	2,000	1,907
1.625%, 02/15/2026	2,650	2,443
1.625%, 05/15/2026	3,500	3,218
1.500%, 05/31/2019	1,150	1,142
1.500%, 05/31/2020	5,000	4,919
1.500%, 07/15/2020	2,000	1,965
1.500%, 02/28/2023	750	713
1.500%, 03/31/2023	2,000	1,899
1.500%, 08/15/2026	3,500	3,176
1.375%, 02/15/2020	750	738
1.375%, 02/29/2020	8,000	7,871
1.375%, 05/31/2020	750	736
1.375%, 01/31/2021	3,500	3,405
1.375%, 04/30/2021	4,000	3,878
1.375%, 05/31/2021	3,000	2,905
1.375%, 08/31/2023	1,500	1,406
1.375%, 09/30/2023	1,000	936

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.250%, 03/31/2019	$1,000	$991
1.250%, 06/30/2019	4,000	3,956
1.250%, 08/31/2019	8,000	7,897
1.250%, 03/31/2021	5,000	4,834
1.250%, 10/31/2021	3,000	2,875
1.125%, 02/28/2019	3,000	2,973
1.125%, 04/30/2020	1,000	977
1.125%, 02/28/2021	3,500	3,375
1.125%, 06/30/2021	5,000	4,796
1.125%, 07/31/2021	5,500	5,268
1.125%, 08/31/2021	4,000	3,825
1.125%, 09/30/2021	6,500	6,209
1.000%, 09/30/2019	3,000	2,947
1.000%, 11/15/2019	5,000	4,903
0.875%, 05/15/2019	3,500	3,449
0.875%, 06/15/2019	2,000	1,969
Total U.S. Treasury Obligations (Cost $403,308) ($ Thousands)		394,619

MORTGAGE-BACKED SECURITIES – 22.2%
Agency Mortgage-Backed Obligations – 21.3%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	1,370	1,502
5.000%, 09/01/2023 to 11/01/2041	2,201	2,375
4.500%, 08/01/2040 to 07/01/2045	3,611	3,819
4.000%, 03/01/2019 to 08/01/2047	17,096	17,727
3.500%, 10/01/2020 to 12/01/2047	25,424	25,741
3.000%, 09/01/2029 to 03/01/2047	23,809	23,460
2.500%, 10/01/2029 to 02/01/2032	6,489	6,397
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	755	777
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	760	785
FHLMC Multifamily Structured Pass-Through Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (D)	500	511
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A2
3.389%, 03/25/2024	750	772
FHLMC Multifamily Structured Pass-Through Certificates, Ser K050, Cl A2
3.334%, 08/25/2025 (D)	900	922
FHLMC Multifamily Structured Pass-Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	400	393
FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl AM
3.276%, 08/25/2027	700	705

48	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/2027 (D)	$700	$704
FNMA
6.000%, 07/01/2036 to 10/01/2039	835	937
5.500%, 01/01/2035 to 09/01/2041	2,390	2,625
5.000%, 07/01/2040 to 05/01/2042	4,218	4,549
4.500%, 04/01/2019 to 01/01/2099	7,174	7,611
4.000%, 09/01/2018 to 02/01/2048	24,803	25,664
3.500%, 01/01/2027 to 06/01/2047	37,851	38,345
3.000%, 08/01/2029 to 01/01/2047	39,131	38,707
2.500%, 07/01/2028 to 03/01/2043	8,925	8,807
1.875%, 09/24/2026	300	278
FNMA TBA
4.000%, 02/01/2039	4,000	4,132
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	500	501
FNMA, Ser 2014-M11, Cl 2A
3.301%, 08/25/2026 (D)	935	934
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	339
FNMA, Ser 2016-M11, Cl A2
2.369%, 07/25/2026 (D)	542	512
FNMA, Ser M1, Cl A2
2.986%, 12/25/2027 (D)	115	113
GNMA
6.500%, 11/15/2038	96	110
5.500%, 01/15/2033 to 10/20/2043	1,134	1,242
5.000%, 10/15/2033 to 11/20/2046	1,632	1,739
4.500%, 04/15/2040 to 04/20/2047	4,711	4,975
4.000%, 04/15/2040 to 07/20/2047	28,537	29,605
3.500%, 06/20/2042 to 08/20/2047	31,163	31,783
3.000%, 05/15/2042 to 05/20/2047	21,638	21,457

		311,555
Non-Agency Mortgage-Backed Obligations — 0.9%
BANK, Ser 2017-BNK7, Cl A4
3.175%, 09/15/2060	200	197
CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/2050	150	151
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	550	552
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	275
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050	300	301
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	$700	$716
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%, 08/15/2048	245	252
CSAIL Commercial Mortgage Trust, Ser 2017- CX10, Cl A5
3.458%, 11/15/2050	325	327
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (D)	350	360
GS Mortgage Securities Trust, Ser 2014- GC20, Cl A5
3.998%, 04/10/2047	265	277
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	500	506
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	500	501
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl AS
4.409%, 08/15/2046 (D)	295	309
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	517
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	650	673
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/2045	600	596
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	1,000	1,020
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl ASB
3.140%, 05/15/2049	1,000	1,002
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl A3
2.791%, 11/15/2049	500	479
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	307
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	650	654
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/2048	1,000	1,028
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A1
1.577%, 01/15/2059	353	349

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	49

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/2060	$300	$304
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	500	508
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	263
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	304

		13,009

Total Mortgage-Backed Securities (Cost $331,772) ($ Thousands)		324,564

SOVEREIGN DEBT — 15.5%
Angolan Government International Bond
9.500%, 11/12/2025 (A)	300	351
Argentine Republic Government International Bond
8.280%, 12/31/2033	911	1,034
7.625%, 04/22/2046	850	898
7.500%, 04/22/2026	1,350	1,482
7.125%, 07/06/2036	450	460
7.125%, 06/28/2117 (A)	500	489
6.875%, 04/22/2021	850	907
6.875%, 01/26/2027	850	896
6.875%, 01/11/2048	200	194
6.625%, 07/06/2028	400	409
6.250%, 04/22/2019	750	777
5.875%, 01/11/2028	500	486
5.625%, 01/26/2022	625	640
2.500%, 03/31/2019 (C)	750	526
Armenia Government International Bond
7.150%, 03/26/2025	200	229
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)	200	208
3.500%, 09/01/2032 (A)	200	177
Bahamas Government International Bond
6.000%, 11/21/2028 (A)	200	213
Bahrain Government International Bond
7.500%, 09/20/2047 (A)	300	291
7.000%, 01/26/2026 (A)	200	210
7.000%, 10/12/2028 (A)	200	204
6.750%, 09/20/2029 (A)	200	197
6.125%, 07/05/2022 (A)	400	416
6.125%, 08/01/2023 (A)	200	208
6.000%, 09/19/2044 (A)	200	172
5.875%, 01/26/2021 (A)	200	206

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
5.500%, 03/31/2020 (A)		$400	$408
Belarus Government International Bond
7.625%, 06/29/2027 (A)		100	116
6.875%, 02/28/2023 (A)		200	220
Belize Government International Bond
4.938%, 02/20/2034 (C)		100	59
Bolivian Government International Bond
5.950%, 08/22/2023		200	220
4.500%, 03/20/2028 (A)		200	197
Brazilian Government International Bond
8.250%, 01/20/2034		650	843
7.125%, 01/20/2037		200	240
6.000%, 04/07/2026		1,000	1,109
5.625%, 01/07/2041		550	553
5.625%, 02/21/2047		500	501
5.000%, 01/27/2045		450	417
4.875%, 01/22/2021		650	686
4.625%, 01/13/2028		500	497
4.250%, 01/07/2025		900	909
2.625%, 01/05/2023		550	527
Bundesobligation
0.250%, 10/16/2020	EUR	230	292
0.083%, 04/17/2020 (B)		175	220
0.000%, 04/08/2022		550	688
Bundesrepublik Deutschland Bundesanleihe
4.750%, 07/04/2034		521	1,019
2.500%, 07/04/2044		350	559
2.000%, 08/15/2023		490	673
0.500%, 02/15/2025		300	378
0.141%, 08/15/2026 (B)		500	596
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		$200	237
Canadian Government International Bond
5.000%, 06/01/2037	CAD	300	343
3.500%, 12/01/2045		175	175
2.250%, 06/01/2025		419	341
2.000%, 11/15/2022		$165	160
1.625%, 02/27/2019		100	99
0.750%, 09/01/2020	CAD	1,485	1,176
Chile Government International Bond
3.875%, 08/05/2020		$150	155
3.860%, 06/21/2047		500	501
3.250%, 09/14/2021		200	204
3.125%, 01/21/2026		610	611
2.250%, 10/30/2022		150	147
China Government International Bond
2.625%, 11/02/2027		200	196
2.125%, 11/02/2022		200	196
Colombia Government International Bond
7.375%, 03/18/2019		750	789
7.375%, 09/18/2037		525	699
6.125%, 01/18/2041		700	842

50	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.625%, 02/26/2044	$500	$571
5.000%, 06/15/2045	900	946
4.500%, 01/28/2026	500	530
4.375%, 07/12/2021	400	420
4.000%, 02/26/2024	800	824
3.875%, 04/25/2027	800	807
2.625%, 03/15/2023	300	291
Costa Rica Government International Bond
7.158%, 03/12/2045	200	213
7.000%, 04/04/2044 (A)	200	210
4.375%, 04/30/2025 (A)	200	192
4.250%, 01/26/2023 (A)	200	194
Croatia Government International Bond
6.750%, 11/05/2019	300	319
6.625%, 07/14/2020 (A)	200	216
6.375%, 03/24/2021	350	382
6.000%, 01/26/2024	450	507
5.500%, 04/04/2023	250	273
Dominican Republic Government International Bond
7.500%, 05/06/2021	200	217
6.875%, 01/29/2026 (A)	400	453
6.850%, 01/27/2045	400	445
6.600%, 01/28/2024	200	222
5.950%, 01/25/2027 (A)	400	430
5.875%, 04/18/2024	200	214
5.500%, 01/27/2025	200	209
Dominican Republic International Bond
7.450%, 04/30/2044	250	296
Ecuador Government International Bond
10.750%, 03/28/2022 (A)	400	465
10.500%, 03/24/2020	200	219
9.650%, 12/13/2026 (A)	400	456
9.625%, 06/02/2027 (A)	200	227
8.875%, 10/23/2027 (A)	600	653
8.750%, 06/02/2023 (A)	400	440
7.950%, 06/20/2024	400	423
7.875%, 01/23/2028 (A)	300	305
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)	600	687
7.500%, 01/31/2027 (A)	800	894
6.875%, 04/30/2040	300	306
6.125%, 01/31/2022 (A)	400	424
5.875%, 06/11/2025	400	412
5.750%, 04/29/2020	200	209
El Salvador Government International Bond
8.625%, 02/28/2029 (A)	100	118
7.750%, 01/24/2023	150	165
7.650%, 06/15/2035	60	66
7.625%, 02/01/2041 (A)	300	329
7.375%, 12/01/2019	150	157
6.375%, 01/18/2027	200	204

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.875%, 01/30/2025		$200	$201
Ethiopia Government International Bond
6.625%, 12/11/2024		200	211
Export Development Canada
2.000%, 05/17/2022		200	195
1.625%, 12/03/2019		300	297
1.625%, 01/17/2020		250	247
1.375%, 10/21/2021		100	96
Export-Import Bank of Korea
4.375%, 09/15/2021		200	209
2.875%, 01/21/2025		200	192
2.625%, 05/26/2026		200	187
2.250%, 01/21/2020		200	198
FMS Wertmanagement AoeR MTN
1.750%, 01/24/2020		200	198
1.000%, 08/16/2019		500	491
French Republic Government Bond OAT
4.750%, 04/25/2035	EUR	145	277
4.500%, 04/25/2041		130	256
4.250%, 10/25/2023		858	1,312
3.750%, 04/25/2021		700	983
3.250%, 10/25/2021		600	841
3.250%, 05/25/2045		400	670
2.750%, 10/25/2027		220	323
2.500%, 05/25/2030		1,130	1,636
2.000%, 05/25/2048 (A)		165	216
0.500%, 05/25/2025		550	684
Gabon Government International Bond
6.950%, 06/16/2025		$200	207
6.375%, 12/12/2024		200	202
Georgia Government International Bond
6.875%, 04/12/2021 (A)		200	219
Ghana Government International Bond
10.750%, 10/14/2030		300	408
8.125%, 01/18/2026		200	220
7.875%, 08/07/2023		200	218
Guatemala Government International Bond
5.750%, 06/06/2022 (A)		200	213
4.875%, 02/13/2028		200	206
4.375%, 06/05/2027 (A)		200	199
Honduras Government International Bond
7.500%, 03/15/2024		200	225
6.250%, 01/19/2027 (A)		150	161
Hungary Government International Bond
7.625%, 03/29/2041		300	457
6.375%, 03/29/2021		850	936
6.250%, 01/29/2020		350	374
5.750%, 11/22/2023		400	452
5.375%, 02/21/2023		400	440
5.375%, 03/25/2024		750	835
4.000%, 03/25/2019		150	152

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	51

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Indonesia Government International Bond
11.625%, 03/04/2019		$300	$ 329
8.500%, 10/12/2035		300	441
7.750%, 01/17/2038		300	421
6.750%, 01/15/2044 (A)		275	363
6.625%, 02/17/2037		300	377
5.950%, 01/08/2046 (A)		400	486
5.875%, 03/13/2020		400	425
5.875%, 01/15/2024 (A)		300	338
5.375%, 10/17/2023 (A)		200	220
5.250%, 01/17/2042 (A)		400	440
5.250%, 01/08/2047 (A)		400	443
5.125%, 01/15/2045 (A)		400	435
4.875%, 05/05/2021 (A)		450	476
4.750%, 01/08/2026 (A)		400	429
4.750%, 07/18/2047 (A)		200	208
4.625%, 04/15/2043 (A)		400	408
4.350%, 01/08/2027 (A)		600	628
4.350%, 01/11/2048		300	297
4.125%, 01/15/2025 (A)		400	413
3.850%, 07/18/2027 (A)		400	406
3.750%, 04/25/2022 (A)		400	409
3.700%, 01/08/2022 (A)		400	409
3.500%, 01/11/2028		200	197
3.375%, 04/15/2023 (A)		200	200
2.950%, 01/11/2023		200	198
Iraq Government AID Bond
2.149%, 01/18/2022		720	708
Iraq Government International Bond
6.752%, 03/09/2023 (A)		200	208
5.800%, 01/15/2028 (A)		500	495
Israel Government International Bond
4.500%, 01/30/2043		200	212
4.000%, 06/30/2022		200	209
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034	EUR	330	544
5.000%, 08/01/2039		200	335
4.750%, 09/01/2028 (A)		654	1,013
4.000%, 09/01/2020		310	425
3.750%, 05/01/2021		307	425
3.500%, 06/01/2018		452	570
3.250%, 09/01/2046 (A)		315	411
2.500%, 05/01/2019		1,300	1,676
2.500%, 12/01/2024		325	432
2.250%, 09/01/2036 (A)		285	333
2.150%, 12/15/2021		643	852
2.000%, 12/01/2025		450	573
1.050%, 12/01/2019		422	537
0.650%, 11/01/2020		785	992
0.650%, 10/15/2023		700	851
Italy Government International Bond MTN
6.875%, 09/27/2023		$100	118

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
5.375%, 06/15/2033		$150	$ 173
Ivory Coast Government International Bond
6.375%, 03/03/2028		200	212
6.125%, 06/15/2033 (A)		200	205
5.750%, 12/31/2032 (C)		378	375
5.375%, 07/23/2024		200	203
Jamaica Government International Bond
8.000%, 03/15/2039		200	248
7.875%, 07/28/2045		200	248
6.750%, 04/28/2028		700	801
Japan Bank for International Cooperation
2.875%, 06/01/2027		200	197
2.875%, 07/21/2027		200	197
2.500%, 06/01/2022		200	197
2.375%, 07/21/2022		100	98
2.250%, 02/24/2020		200	199
2.125%, 07/21/2020		100	99
2.125%, 02/10/2025		200	189
1.875%, 07/21/2026		200	183
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		100	103
Japan Government Five Year Bond
0.200%, 12/20/2018	JPY	292,550	2,688
0.100%, 03/20/2018		86,000	788
0.100%, 06/20/2019		63,500	584
0.100%, 06/20/2020		115,500	1,063
0.100%, 09/20/2020		209,300	1,927
0.100%, 09/20/2021		252,000	2,324
0.100%, 12/20/2021		205,000	1,891
0.100%, 09/20/2022		119,000	1,100
Japan Government Forty Year Bond
0.900%, 03/20/2057		15,400	139
Japan Government Ten Year Bond
0.700%, 12/20/2022		70,250	668
0.600%, 03/20/2023		117,100	1,110
0.500%, 09/20/2024		339,450	3,216
0.400%, 09/20/2025		60,000	566
0.100%, 03/20/2026		81,850	754
0.100%, 09/20/2026		141,200	1,299
0.100%, 03/20/2027		120,000	1,103
0.100%, 09/20/2027		73,600	676
Japan Government Thirty Year Bond
2.500%, 03/20/2036		184,150	2,267
1.700%, 09/20/2044		296,650	3,335
0.800%, 06/20/2047		14,000	128
0.800%, 09/20/2047		38,000	348
0.600%, 12/20/2046		18,000	157
0.500%, 09/20/2046		17,000	144
0.300%, 06/20/2046		13,350	107
Japan Government Twenty Year Bond
2.100%, 03/20/2030		231,500	2,607

52	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
1.600%, 03/20/2033	JPY 130,250	$ 1,414
1.500%, 03/20/2033	140,600	1,507
0.600%, 12/20/2036	63,000	583
0.600%, 09/20/2037	56,000	515
0.500%, 09/20/2036	22,000	200
Jordan Government International Bond
7.375%, 10/10/2047 (A)	$ 300	323
6.125%, 01/29/2026 (A)	200	208
5.750%, 01/31/2027 (A)	200	201
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (A)	250	318
5.125%, 07/21/2025 (A)	550	611
4.875%, 10/14/2044 (A)	200	212
3.875%, 10/14/2024 (A)	400	415
Kenya Government International Bond
6.875%, 06/24/2024	400	421
5.875%, 06/24/2019	200	206
Korea Government International Bond
3.875%, 09/11/2023	200	208
2.750%, 01/19/2027	200	193
Kuwait Government International Bond
3.500%, 03/20/2027 (A)	750	747
2.750%, 03/20/2022 (A)	950	937
Lebanon Government International Bond MTN
8.250%, 04/12/2021	500	533
7.250%, 03/23/2037	200	193
7.000%, 03/23/2032	200	192
6.850%, 03/23/2027	400	395
6.650%, 11/03/2028	250	240
6.650%, 02/26/2030	550	520
6.600%, 11/27/2026	800	784
6.375%, 03/09/2020	200	202
6.100%, 10/04/2022	600	599
6.000%, 01/27/2023	50	49
5.800%, 04/14/2020	550	549
5.450%, 11/28/2019	500	498
Mexico Government International Bond
8.125%, 12/30/2019	100	112
6.750%, 09/27/2034	625	797
6.050%, 01/11/2040	900	1,044
5.750%, 10/12/2110	500	523
5.550%, 01/21/2045	600	672
4.750%, 03/08/2044	1,100	1,099
4.600%, 01/23/2046	800	782
4.600%, 02/10/2048	800	784
4.350%, 01/15/2047	800	756
4.150%, 03/28/2027	1,300	1,331
4.125%, 01/21/2026	900	927
4.000%, 10/02/2023	850	878
3.750%, 01/11/2028	400	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
3.625%, 03/15/2022	$ 600	$ 616
3.600%, 01/30/2025	900	901
3.500%, 01/21/2021	100	103
Mongolia Government International Bond MTN
8.750%, 03/09/2024 (A)	200	232
5.625%, 05/01/2023 (A)	200	204
5.125%, 12/05/2022	200	200
Morocco Government International Bond
5.500%, 12/11/2042 (A)	200	227
4.250%, 12/11/2022 (A)	200	208
Namibia Government International Bond
5.500%, 11/03/2021 (A)	200	211
Nigeria Government International Bond
7.875%, 02/16/2032 (A)	400	452
7.625%, 11/28/2047 (A)	300	320
6.500%, 11/28/2027 (A)	200	207
6.375%, 07/12/2023	200	213
Oman Government International Bond
6.750%, 01/17/2048 (A)	300	305
6.500%, 03/08/2047 (A)	500	499
5.375%, 03/08/2027 (A)	400	401
4.750%, 06/15/2026 (A)	400	390
3.875%, 03/08/2022 (A)	200	199
3.625%, 06/15/2021 (A)	400	397
Pakistan Government International Bond
8.250%, 09/30/2025	200	222
7.250%, 04/15/2019	250	259
6.875%, 12/05/2027 (A)	300	303
Panama Government International Bond
7.125%, 01/29/2026	100	127
6.700%, 01/26/2036	500	659
5.200%, 01/30/2020	550	577
4.500%, 05/15/2047	400	425
4.300%, 04/29/2053	200	207
4.000%, 09/22/2024	350	369
3.875%, 03/17/2028	600	623
3.750%, 03/16/2025	700	723
Paraguay Government International Bond
6.100%, 08/11/2044	200	228
5.000%, 04/15/2026 (A)	200	213
4.700%, 03/27/2027 (A)	200	208
Peruvian Government International Bond
8.750%, 11/21/2033	250	394
7.350%, 07/21/2025	650	830
6.550%, 03/14/2037	500	668
5.625%, 11/18/2050	550	692
4.125%, 08/25/2027	450	482
Philippine Government International Bond
10.625%, 03/16/2025	100	147
9.500%, 02/02/2030	100	155
8.375%, 06/17/2019	300	324

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	53

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
7.750%, 01/14/2031	$ 550	$ 772
6.500%, 01/20/2020	200	215
6.375%, 01/15/2032	100	128
6.375%, 10/23/2034	550	728
5.500%, 03/30/2026	850	975
5.000%, 01/13/2037	500	584
4.200%, 01/21/2024	850	906
4.000%, 01/15/2021	350	363
3.950%, 01/20/2040	600	608
3.700%, 03/01/2041	600	590
3.700%, 02/02/2042	600	589
3.000%, 02/01/2028	200	193
Poland Government International Bond
6.375%, 07/15/2019	750	792
5.125%, 04/21/2021	450	482
5.000%, 03/23/2022	675	729
4.000%, 01/22/2024	500	525
3.250%, 04/06/2026	750	755
3.000%, 03/17/2023	400	400
Province of Alberta Canada
2.200%, 07/26/2022	200	195
1.900%, 12/06/2019	200	198
Province of British Columbia Canada
2.250%, 06/02/2026	100	94
2.000%, 10/23/2022	225	218
Province of Manitoba Canada
3.050%, 05/14/2024	100	100
2.125%, 05/04/2022	200	195
2.125%, 06/22/2026	100	92
Province of Ontario Canada
4.400%, 04/14/2020	200	208
3.200%, 05/16/2024	400	405
2.500%, 09/10/2021	200	198
2.500%, 04/27/2026	200	192
2.400%, 02/08/2022	300	296
2.250%, 05/18/2022	200	195
2.200%, 10/03/2022	300	292
Province of Quebec Canada
7.500%, 09/15/2029	300	415
3.500%, 07/29/2020	250	256
2.750%, 04/12/2027	250	243
2.375%, 01/31/2022	300	296
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	305
6.550%, 04/09/2019 (A)	300	314
6.400%, 01/20/2040 (A)	200	250
5.750%, 01/20/2042 (A)	200	233
5.250%, 01/20/2020 (A)	450	469
4.625%, 06/02/2046 (A)	400	404
4.500%, 01/20/2022 (A)	350	363
3.250%, 06/02/2026 (A)	800	762
2.375%, 06/02/2021 (A)	800	777

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Romanian Government International Bond MTN
6.750%, 02/07/2022 (A)	$ 400	$ 454
6.125%, 01/22/2044 (A)	200	253
4.875%, 01/22/2024 (A)	300	325
4.375%, 08/22/2023 (A)	300	317
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028 (A)	475	818
7.500%, 03/31/2030 (C)	1,544	1,770
5.875%, 09/16/2043 (A)	1,200	1,387
5.625%, 04/04/2042 (A)	900	1,008
5.000%, 04/29/2020	700	730
4.875%, 09/16/2023 (A)	800	854
4.500%, 04/04/2022 (A)	400	419
Saudi Government International Bond MTN
4.625%, 10/04/2047 (A)	900	897
4.500%, 10/26/2046 (A)	1,300	1,267
3.625%, 03/04/2028 (A)	1,130	1,105
3.250%, 10/26/2026 (A)	1,200	1,158
2.875%, 03/04/2023 (A)	550	538
2.375%, 10/26/2021 (A)	1,050	1,018
Senegal Government International Bond
6.250%, 07/30/2024	200	213
6.250%, 05/23/2033 (A)	200	209
Serbia Government International Bond
7.250%, 09/28/2021	450	509
4.875%, 02/25/2020	400	413
South Africa Government International Bond
6.875%, 05/27/2019	250	262
6.250%, 03/08/2041	200	224
5.875%, 05/30/2022	200	218
5.875%, 09/16/2025	300	327
5.650%, 09/27/2047	300	308
5.500%, 03/09/2020	350	366
5.375%, 07/24/2044	200	200
5.000%, 10/12/2046	200	190
4.875%, 04/14/2026	300	307
4.850%, 09/27/2027	300	304
4.665%, 01/17/2024	300	307
4.300%, 10/12/2028	400	386
Sri Lanka Government International Bond
6.850%, 11/03/2025 (A)	400	438
6.825%, 07/18/2026 (A)	200	219
6.250%, 10/04/2020 (A)	200	210
6.250%, 07/27/2021 (A)	200	212
6.200%, 05/11/2027 (A)	300	315
6.125%, 06/03/2025	200	210
5.875%, 07/25/2022 (A)	200	209
5.750%, 01/18/2022 (A)	200	207
Suriname Government International Bond
9.250%, 10/26/2026 (A)	200	211

54	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Svensk Exportkredit MTN
2.375%, 03/09/2022		$200	$198
1.875%, 06/23/2020		200	197
1.750%, 05/18/2020		200	197
1.250%, 04/12/2019		250	247
Tajikistan Government International Bond
7.125%, 09/14/2027 (A)		200	195
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)		300	306
Turkey Government International Bond
8.000%, 02/14/2034		100	122
7.500%, 11/07/2019		450	481
7.375%, 02/05/2025		650	744
7.250%, 03/05/2038		200	229
7.000%, 03/11/2019		200	208
7.000%, 06/05/2020		350	375
6.875%, 03/17/2036		600	660
6.750%, 05/30/2040		400	434
6.625%, 02/17/2045		650	688
6.250%, 09/26/2022		500	540
6.000%, 03/25/2027		800	841
6.000%, 01/14/2041		600	599
5.750%, 03/22/2024		550	580
5.750%, 05/11/2047		1,000	950
5.625%, 03/30/2021		400	419
5.125%, 03/25/2022		200	207
4.875%, 10/09/2026		900	877
4.875%, 04/16/2043		625	536
4.250%, 04/14/2026		500	472
3.250%, 03/23/2023		200	189
Ukraine Government AID Bond
1.847%, 05/29/2020		263	260
Ukraine Government International Bond
7.750%, 09/01/2019 (A)		400	422
7.750%, 09/01/2020 (A)		400	430
7.750%, 09/01/2021 (A)		400	435
7.750%, 09/01/2025 (A)		400	431
7.750%, 09/01/2026 (A)		400	428
7.750%, 09/01/2027 (A)		500	534
7.375%, 09/25/2032 (A)		500	507
United Kingdom Gilt
4.750%, 12/07/2038	GBP	220	466
4.500%, 09/07/2034		128	252
4.250%, 06/07/2032		75	140
4.250%, 06/07/2032		448	839
4.250%, 12/07/2040		318	645
3.750%, 09/07/2021		732	1,147
3.750%, 07/22/2052		755	1,593
3.500%, 01/22/2045		215	404
3.500%, 07/22/2068		40	91
2.250%, 09/07/2023		470	710

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
2.000%, 07/22/2020	GBP	296	$434
2.000%, 09/07/2025		165	247
1.750%, 07/22/2019		490	708
1.500%, 07/22/2026		483	693
1.500%, 07/22/2047		165	212
Uruguay Government International Bond
7.625%, 03/21/2036		$400	567
5.100%, 06/18/2050		1,005	1,092
4.500%, 08/14/2024		500	537
4.375%, 10/27/2027		600	636
4.125%, 11/20/2045		200	197
Venezuela Government International Bond
12.750%, 08/23/2022		700	199
11.950%, 08/05/2031		900	250
9.375%, 01/13/2034		550	148
9.250%, 09/15/2027		500	139
7.000%, 03/31/2038		400	108
Vietnam Government International Bond
6.750%, 01/29/2020		150	160
4.800%, 11/19/2024		200	213
Zambia Government International Bond
8.970%, 07/30/2027		200	222
8.500%, 04/14/2024		200	219
5.375%, 09/20/2022		200	195

Total Sovereign Debt (Cost $219,045) ($ Thousands)			227,075

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.6%
FFCB
1.620%, 04/20/2021		250	243
1.500%, 12/19/2019		250	247
FHLB
5.500%, 07/15/2036		225	301
1.875%, 11/29/2021		500	490
1.625%, 06/14/2019		1,250	1,243
1.500%, 10/21/2019		2,000	1,978
1.375%, 05/28/2019		1,455	1,442
1.375%, 11/15/2019		425	420
1.125%, 07/14/2021		750	718
FHLMC
6.750%, 03/15/2031		500	695
6.250%, 07/15/2032		300	409
2.375%, 01/13/2022		375	374
1.375%, 05/01/2020		1,200	1,178
1.250%, 07/26/2019		250	247
FHLMC MTN
1.875%, 11/17/2020		3,000	2,965
1.500%, 01/17/2020		1,000	988
FNMA
6.625%, 11/15/2030		475	651

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	55

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.625%, 09/06/2024	$600	$596
2.125%, 04/24/2026	205	195
1.950%, 11/09/2020	2,500	2,472
1.875%, 02/19/2019	150	150
1.875%, 12/28/2020	1,100	1,087
1.750%, 09/12/2019	750	745
1.625%, 01/21/2020	375	371
1.500%, 06/22/2020	300	295
1.500%, 07/30/2020	1,000	981
0.875%, 08/02/2019	250	245
Tennessee Valley Authority
5.250%, 09/15/2039	275	364
4.250%, 09/15/2065	500	579
3.500%, 12/15/2042	125	132
2.875%, 09/15/2024	500	505
2.875%, 02/01/2027	150	149

Total U.S. Government Agency Obligations (Cost $23,690) ($ Thousands)		23,455

MUNICIPAL BONDS – 0.5%
California – 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	200	288
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	200	204
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	278
7.550%, 04/01/2039	350	544
California State, Department of Water Resources, Ser P, RB
2.000%, 05/01/2022	25	24
California State, East Bay Municipal Utility District, Water System Revenue, RB
5.874%, 06/01/2040	200	260
California State, GO
Callable 10/01/2019 @ 100
2.193%, 04/01/2047 (E)	300	299
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	200	251
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	271
University of California, Ser AQ, RB
4.767%, 05/15/2115	250	262
		2,681
Connecticut – 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	200	237

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia – 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	$100	$124
6.637%, 04/01/2057	200	248
		372

Illinois – 0.0%
Illinois State, GO
5.100%, 06/01/2033	400	389
4.950%, 06/01/2023	100	103
		492

New Jersey – 0.1%
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	225	341
7.102%, 01/01/2041	350	513

		854

New York – 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	200	227
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	65	69
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	132
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	100	115
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	250	350
		893

Ohio – 0.0%
American Municipal Power, Ser B, RB
8.084%, 02/15/2050	100	168

South Carolina – 0.0%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	50	47

Tennessee – 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB Callable 04/01/2026 @ 100
4.053%, 07/01/2026	100	104

Texas – 0.1%
Houston, Ser A, GO
6.290%, 03/01/2032	90	105

56	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	$20	$19
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	200	257
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	235
University of Texas System, Ser A, RB Callable 02/15/2047 @ 100
3.354%, 08/15/2047	50	49

		665

Total Municipal Bonds (Cost $6,241) ($ Thousands)		6,513

ASSET-BACKED SECURITIES – 0.4%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/2022	500	496
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl B
2.210%, 05/10/2021	500	499
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	250	248
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	300	296
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	250	245
CarMax Auto Owner Trust, Ser 2016-4, Cl A3
1.400%, 08/15/2021	650	642
Chase Issuance Trust, Ser 2012-A7, Cl A7
2.160%, 09/16/2024	300	292
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	300	296
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	470	471
Citibank Credit Card Issuance Trust, Ser 2016-A1, Cl A1
1.750%, 11/19/2021	305	302
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3
1.920%, 04/07/2022	500	494
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/2021	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A3
1.670%, 06/15/2021	$400	$397
Ford Credit Floorplan Master Owner Trust, Ser 2017-2, Cl A1
2.160%, 09/15/2022	250	247
Honda Auto Receivables Owner Trust, Ser 2017-1, Cl A3
1.720%, 07/21/2021	400	396
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	300	297
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	200	197

Total Asset-Backed Securities (Cost $6,071) ($ Thousands)		6,015

	Number of Warrants
WARRANTS – 0.0%
Comstock Resources, Expires 06/15/2020 Strike Price $0 *(F)	275	3

Total Warrants (Cost $–) ($ Thousands)		3

Total Investments in Securities– 98.2% (Cost $1,441,127) ($ Thousands)		$1,436,169

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	57

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2018

Tactical Offensive Fixed Income Fund (Concluded)

A list of the open futures contracts held by the Fund at January 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	02/05/18	CAD	2,530	USD	2,018	$(45)
Brown Brothers Harriman	02/05/18	GBP	6,525	USD	8,828	(451)
Brown Brothers Harriman	02/05/18	EUR	18,192	USD	21,848	(821)
Brown Brothers Harriman	02/05/18	JPY	3,938,975	USD	35,053	(1,043)
						$(2,360)

Percentages are based on Net Assets of $1,462,276 ($ Thousands).
*	Non-income producing security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2018, the value of these securities amounted to $138,661 ($ Thousands), representing 9.48% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on January 31, 2018. The coupon on a step bond changes on a specified date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(F)	Level 3 security in accordance with fair value hierarchy.

AID – Agency for International Development

CAD – Canadian Dollar

Cl – Class

EUR – Euro

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

ICE– Intercontinental Exchange

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

LLLP – Limited Liability Limited Partnership

MTN – Medium Term Note

PIK – Payment-in-Kind

Pty – Proprietary

RB – Revenue Bond

S&P– Standard & Poor’s

Ser – Series

TBA – To Be Announced

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of January 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Corporate Obligations	$–	$453,925	$–	$453,925
U.S. Treasury Obligations	–	394,619	–	394,619
Mortgage-Backed Securities	–	324,564	–	324,564
Sovereign Debt	–	227,075	–	227,075
U.S. Government Agency Obligations	–	23,455	–	23,455
Municipal Bonds	–	6,513	–	6,513
Asset-Backed Securities	–	6,015	–	6,015
Warrants	–	–	3	3

Total Investments in Securities	$–	$1,436,166	$3	$1,436,169

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$–	$(2,360)	$–	$(2,360)

Total Other Financial Instruments	$–	$(2,360)	$–	$(2,360)

*Forwards contracts are valued at the unrealized depreciation on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2, and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

58	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

January 31, 2018

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
Assets:
Investments, at value†	$ 2,590,453	$ 1,436,169
Affiliated investments, at value††	579	–
Cash	47,125	37,249
Foreign currency, at value †††	3,903	46
Dividends and interest receivable	2,117	11,035
Cash pledged as collateral for futures contracts	1,794	–
Foreign tax reclaim receivable	539	–
Receivable for fund shares sold	492	434
Receivable for investment securities sold	213	3,460
Receivable for variation margin	102	–
Prepaid expenses	32	19
Total Assets	2,647,349	1,488,412
Liabilities:
Payable for investment securities purchased	3,385	23,091
Payable for fund shares redeemed	1,097	135
Shareholder servicing fees payable	551	310
Administration fees payable	438	40
Payable for variation margin	65	–
Investment advisory fees payable	64	58
Chief Compliance Officer fees payable	4	2
Unrealized loss on forward foreign currency contracts	–	2,360
Accrued expense payable	119	140
Total Liabilities	5,723	26,136
Net Assets	$ 2,641,626	$ 1,462,276
† Cost of investments	$ 1,939,205	$ 1,441,127
†† Cost of affiliated investments	372	–
††† Cost of foreign currency	3,742	46
Net Assets:
Paid-in Capital – (unlimited authorization – no par value)	$ 1,992,664	$ 1,481,595
Distributions in excess of net investment income	(1,034)	(44)
Accumulated net realized loss on investments, futures contracts and foreign currency	(4,574)	(11,972)
Net unrealized appreciation/(depreciation) on investments	651,455	(4,958)
Net unrealized appreciation/(depreciation) on futures contracts	2,883	–
Net unrealized appreciation/(depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	232	(2,345)
Net Assets	$ 2,641,626	$ 1,462,276
Net Asset Value, Offering and Redemption Price Per Share	$ 17.59	$ 10.14
	($2,641,626,312 ÷	($1,462,276,075 ÷
	150,206,610 shares)	144,147,623 shares)
Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	59

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended January 31, 2018

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
Investment income:
Dividends	$22,264	$–
Dividends from affiliated investments (1)	2	–
Interest income	–	21,029
Less: foreign taxes withheld	(588)	–
Total investment income	21,678	21,029
Expenses:
Shareholder servicing fees	3,026	1,767
Investment advisory fees	2,421	1,060
Administration fees	2,418	1,414
Trustee fees	16	9
Chief Compliance Officer fees	6	3
Custodian/wire agent fees	108	26
Professional fees	63	37
Printing fees	32	19
Registration fees	21	18
Other expenses	78	214
Total expenses	8,189	4,567
Less:
Waiver of investment advisory fees	(2,069)	(729)
Waiver of administration fees	(52)	(1,142)
Net expenses	6,068	2,696
Net investment income	15,610	18,333
Net realized gain/(loss) on:
Investments	3,484	(280)
Futures contracts	3,532	–
Foreign currency transactions	113	(719)
Net change in unrealized appreciation/(depreciation) on:
Investments	301,581	(18,849)
Affiliated investments (1)	144	–
Futures contracts	1,903	–
Foreign currency and translation of other assets and liabilities denominated in foreign currency	163	(1,163)
Net increase/(decrease) in net assets resulting from operations	$326,530	$(2,678)
(1) See Note 5 in the Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

60	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended January 31, 2018 (Unaudited) and the year ended July 31, 2017

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	2018	2017	2018	2017
Operations:
Net investment income	$15,610	$33,867	$18,333	$30,874
Net realized gain/(loss) from investments, affiliated investments and futures contracts	7,016	19,023	(280)	(308)
Net realized gain/(loss) on foreign currency transactions	113	12	(719)	2,590
Net change in unrealized appreciation/(depreciation) on investments, affiliated investments and futures contracts	303,628	266,129	(18,849)	(24,503)
Net change in unrealized appreciation/(depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	163	59	(1,163)	(1,038)
Net increase/(decrease) in net assets resulting from operations	326,530	319,090	(2,678)	7,615
Dividends and distributions from:
Net investment income	(38,352)	(17,550)	(26,370)	(33,358)
Net realized gains	(17,775)	–	–	–
Total dividends and distributions	(56,127)	(17,550)	(26,370)	(33,358)
Capital share transactions:(1)
Proceeds from shares issued	229,240	420,501	200,186	340,938
Reinvestment of dividends & distributions	55,928	17,311	26,294	33,031
Cost of shares redeemed	(182,267)	(320,018)	(59,010)	(167,747)
Increase in net assets derived from capital share transactions	102,901	117,794	167,470	206,222
Net increase in net assets	373,304	419,334	138,422	180,479
Net assets:
Beginning of period	2,268,322	1,848,988	1,323,854	1,143,375
End of period	$2,641,626	$2,268,322	$1,462,276	$1,323,854
Undistributed/(distributions in excess of) net investment income included in net assets at period end	$(1,034)	$21,708	$(44)	$7,993

(1) See Note 6 in the Notes to Financial Statements for additional information.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	61

FINANCIAL HIGHLIGHTS

For the six month period ended January 31, 2018 (Unaudited) and the years ended July 31,

For a share outstanding throughout the years or period

	Net asset value, beginning of year	Net investment income(1)	Net realized and unrealized gains/(losses) on securities(1)	Total from operations	Dividends from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of year	Total Return†	Net assets, end of year ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding fees paid indirectly and including waivers)	Ratio of expenses to average net assets (excluding fees paid indirectly and waivers)	Ratio of net investment income to average net assets	Portfolio turnover‡
Tactical Offensive Equity Fund
2018@	$15.74	$0.11	$2.12	$2.23	$(0.26)	$(0.12)	$(0.38)	$17.59	14.33%	$2,641,626	0.50%	0.50%	0.68%	1.29%	2%
2017	13.59	0.24	2.04	2.28	(0.13)	–	(0.13)	15.74	16.87	2,268,322	0.50	0.50	0.69	1.68	8
2016	13.93	0.20	(0.28)	(0.08)	(0.15)	(0.11)	(0.26)	13.59	(0.42)	1,848,988	0.50	0.50	0.71	1.53	319
2015	14.43	0.20	0.63	0.83	(0.13)	(1.20)	(1.33)	13.93	6.18	1,682,732	0.59	0.59	0.78	1.44	64
2014	13.15	0.10	1.48	1.58	(0.09)	(0.21)	(0.30)	14.43	12.08	1,388,377	1.10	1.10	1.19	0.72	62
2013	10.76	0.11	2.51	2.62	(0.23)	–	(0.23)	13.15	24.64	1,026,593	1.10	1.10	1.19	0.93	93
Tactical Offensive Fixed Income Fund
2018@	$10.35	$0.14	$(0.16)	$(0.02)	$(0.19)	$–	$(0.19)	$10.14	(0.21)%	$1,462,276	0.38%	0.38%	0.65%	2.59%	13%
2017	10.59	0.26	(0.21)	0.05	(0.29)	–	(0.29)	10.35	0.51	1,323,854	0.38	0.38	0.66	2.52	48
2016	10.19	0.25	0.36	0.61	(0.21)	–	(0.21)	10.59	6.05	1,143,375	0.38	0.38	0.66	2.45	101
2015	10.25	0.22	(0.08)	0.14	(0.20)	–	(0.20)	10.19	1.40	977,138	0.43	0.43	0.68	2.11	257
2014	10.03	0.13	0.28	0.41	(0.19)	–	(0.19)	10.25	4.16	429,945	0.80	0.80	0.85	1.31	389
2013	10.56	0.14	(0.22)	(0.08)	(0.21)	(0.24)	(0.45)	10.03	(0.89)	655,548	0.80	0.80	0.84	1.30	292
@ For the six month period ended January 31, 2018. All ratios for the period have been annualized.

† Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Effective October 1, 2014, the Funds’ investment strategy was changed from “active” to “passive”. The Funds’ past performance is not necessarily indicative of how the Funds will perform in the future.

‡ Portfolio turnover rates are for the period indicated and have not been annualized.

(1) Per share net investment income and net realized and unrealized gains/(losses) on securities calculated using average shares.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

62	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2018

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with two registered funds: Tactical Offensive Equity and Tactical Offensive Fixed Income (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the Funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s redemption request will cause a Fund to liquidate a substantial portion or substantially all of its assets in order to fulfill the redemption request. If the Financial Adviser redeems all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange traded funds (“ETF”s) that are designed to track the performance of the broad equity market. When the Tactical Offensive Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price

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January 31, 2018

from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of

64	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2018

For the period ended January 31, 2018, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Summary Schedule of Investments/Schedule of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2018.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2018.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Summary Schedule

66	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

of Investments/Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2018, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Summary Schedule of Investments/Schedule of Investments for details regarding open futures contracts as of January 31, 2018, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Summary Schedule of Investments/Schedule of Investments for details regarding open option/swaption contracts as of January 31, 2018, if applicable. There were no outstanding option/swaption contracts during the period ended January 31, 2018.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow

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January 31, 2018

an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. There were no outstanding swap agreements as of January 31, 2018.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed - and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of January 31, 2018, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations

68	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

(“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDO’s or CLO’s during the period ended January 31, 2018.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund and declared and paid quarterly for the Tactical Offensive Fixed Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. The Funds did not hold any illiquid securities during the period ended January 31, 2018.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount

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January 31, 2018

of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

There were no outstanding credit default swaps as of January 31, 2018.

4. DERIVATIVE TRANSACTIONS

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

70	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments as of January 31, 2018 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
	Variation Margin Asset		Variation Margin Liability
	Futures	Total	Futures	Total
Tactical Offensive Equity Fund	$102	$102	$65	$65
Total Exchange-Traded or Centrally Cleared	$102	$102	$65	$65

Cash with an aggregate market value of $1,794 ($ Thousands) has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of January 31, 2018.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2018 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
Tactical Offensive Fixed Income Fund	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
Brown Brothers Harriman	$–	$–	$2,360	$2,360	$(2,360)	$–	$(2,360)
Total Over the Counter	$–	$–	$2,360	$2,360

(1) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure to OTC financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by ISDA Master Agreements as of January 31, 2018.

The following table discloses the volume of the Fund’s futures contracts and forward foreign currency contracts activity during the six month period ended January 31, 2018 ($ Thousands):

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$38,991	$–
Ending Notional Balance Long	47,845	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	77	65,546
Average Notional Balance Short	77	65,917
Ending Notional Balance Long	–	60,081
Ending Notional Balance Short	–	61,829

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2018

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

Effective November 30, 2017, the Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2018, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/ or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation	Voluntary Expense Limitation
Tactical Offensive Equity Fund	0.20%	0.25%	0.75%	0.50%
Tactical Offensive Fixed Income Fund	0.15	0.25	0.70	0.38

The following is a summary of annual fees payable to the Administrator:

	Previous Contractual Fees		Contractual Fees as of January 1, 2017
	8/1/16-12/31/16	First $2.5 Billion	Next $500 Million	Over $3 Billion
AMT Tactical Offensive Equity Fund	0.200%	0.200%	0.1650%	0.120%

	8/1/16-12/31/16	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
AMT Tactical Offensive Fixed Income Fund	0.200%	0.200%	0.1775%	0.1550%	0.1325%	0.110%

72	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

As of January 31, 2018, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds:

Investment Sub-Adviser

Tactical Offensive Equity Fund

SSgA Funds Management, Inc.

Tactical Offensive Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the period ended January 31, 2018.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended January 31, 2018, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the adviser or sub-adviser is passively seeking to replicate in accordance with the Fund’s investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the period ended January 31, 2018, the Trust had not participated in the Program.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	8/1/2017 to 1/31/2018 (Unaudited)	2017	8/1/2017 to 1/31/2018 (Unaudited)	2017
Shares Issued	13,900	29,332	19,333	33,042
Shares Issued in Lieu of Dividends and Distributions	3,343	1,239	2,563	3,231
Shares Redeemed	(11,105)	(22,515)	(5,706)	(16,248)
Increase in capital share transactions	6,138	8,056	16,190	20,025

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

January 31, 2018

7. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the period ended January 31, 2018, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$–	$103,375	$103,375
Sales	–	43,937	43,937
Tactical Offensive Fixed Income Fund
Purchases	207,334	114,933	322,267
Sales	127,623	48,958	176,581

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
	2017	$17,550	$–	$–	$17,550
	2016	24,315	6,662	–	30,977
Tactical Offensive Fixed Income Fund
	2017	33,358	–	–	33,358
	2016	21,066	–	–	21,066

As of July 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings ($ Thousands)
Tactical Offensive Equity Fund	$26,844	$9,598	$–	$343,098	$(981)	$378,559
Tactical Offensive Fixed Income Fund	9,423	–	(8,205)	11,927	(3,416)	9,729

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tactical Offensive Fixed Income Fund	$2,479	$5,726	$8,205

For Federal income tax purposes, the cost of securities owned at January 31, 2018, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, swap accruals and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at January 31, 2018, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tactical Offensive Equity Fund	$1,995,104	$702,384	$(55,728)	$ 646,656
Tactical Offensive Fixed Income Fund	1,441,911	20,388	(26,130)	(5,742)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of January 31, 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have

74	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds may invest its assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The market value of the Tactical Offensive Fixed Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of January 31, 2018, SPTC held of record the following percentage of outstanding shares of each Fund:

Tactical Offensive Equity Fund	93.88%
Tactical Offensive Fixed Income Fund	93.69%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

11. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of January 31, 2018.

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	75

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2018

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2017 through January 31, 2018).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,143.30	0.50%	$2.70
Hypothetical 5% Return
Class A	$1,000.00	$1,022.68	0.50%	$2.55

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$997.90	0.38%	$1.91
Hypothetical 5% Return
Class A	$1,000.00	$1,023.29	0.38%	$1.94

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

76	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2018

Robert A. Nesher, Chairman	Investment Adviser

Trustees	SEI Investments Management Corporation

William M. Doran	Administrator

George J. Sullivan, Jr.	SEI Investments Global Funds Services

Nina Lesavoy	Distributor

James M. Williams	SEI Investments Distribution Co.

Mitchell A. Johnson	Legal Counsel

Hubert L. Harris, Jr.	Morgan, Lewis & Bockius LLP

Susan C. Cote	Independent Registered Public Accounting Firm

Officers	KPMG LLP

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI	New ways.
New answers.®

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

AMT (1/18)

Item 2.     Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Schedule of Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Equity Fund is listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Fixed Income Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 96.8%
Australia – 1.3%
AGL Energy	20,847	$396
Alumina	70,920	138
Amcor	36,009	425
AMP	92,879	395
APA Group	35,977	235
Aristocrat Leisure	17,453	338
ASX	6,267	278
Aurizon Holdings	67,982	258
AusNet Services	52,822	72
Australia & New Zealand Banking Group	94,151	2,179
Bank of Queensland	11,675	117
Bendigo & Adelaide Bank	14,507	138
BHP Billiton	101,247	2,476
BlueScope Steel	18,578	218
Boral	38,313	248
Brambles	48,758	391
Caltex Australia	7,822	220
Challenger	19,104	211
CIMIC Group	2,912	111
Coca-Cola Amatil	16,592	113
Cochlear	1,877	264
Commonwealth Bank of Australia	54,768	3,498
Computershare	13,507	183
Crown Resorts	13,506	145
CSL	14,503	1,720
Dexus ‡	31,343	242
Domino’s Pizza Enterprises	1,778	69
Flight Centre Travel Group	1,608	66
Fortescue Metals Group	50,827	204
Goodman Group ‡	58,022	380
GPT Group ‡	58,374	238
Harvey Norman Holdings	16,099	59
Healthscope	50,269	79
Incitec Pivot	48,881	148
Insurance Australia Group	75,763	444
Lend Lease Group	18,696	240
Macquarie Group	10,069	841
Medibank	96,664	262
Mirvac Group ‡	121,141	216
National Australia Bank	86,139	2,032
Newcrest Mining	23,896	439
Oil Search	45,910	281
Orica	10,819	168
Origin Energy *	56,799	430
QBE Insurance Group	43,804	382
Ramsay Health Care	4,580	253
REA Group	1,526	91
Rio Tinto	13,766	857
Santos	59,937	247
Scentre Group ‡	174,377	586
Seek	9,480	150

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sonic Healthcare	13,300	$257
South32	172,021	532
Stockland ‡	74,722	255
Suncorp Group	40,179	444
Sydney Airport	32,104	177
Tabcorp Holdings	58,033	243
Telstra	130,856	389
TPG Telecom	9,871	51
Transurban Group	70,344	685
Treasury Wine Estates	23,913	331
Vicinity Centres ‡	109,847	239
Wesfarmers	35,633	1,264
Westfield ‡	60,616	449
Westpac Banking	108,544	2,721
Woodside Petroleum	26,456	709
Woolworths Group	40,757	889
		33,806
Austria – 0.1%
ANDRITZ	2,109	127
Erste Group Bank	9,299	470
OMV	4,766	308
Raiffeisen Bank International	4,866	210
voestalpine	4,030	262
		1,377
Belgium – 0.2%
Ageas	5,835	309
Anheuser-Busch InBev	24,273	2,756
Colruyt	1,951	108
Groupe Bruxelles Lambert	2,580	305
KBC Group	8,228	794
Proximus	4,407	149
Solvay	2,349	341
Telenet Group Holding *	1,528	118
UCB	4,092	358
Umicore	6,214	328
		5,566
Brazil – 0.5%
Ambev	223,410	1,548
Atacadao Distribuicao Comercio e Industria *	20,000	102
B3 - Brasil Bolsa Balcao	94,578	779
Banco Bradesco	43,431	539
Banco do Brasil	40,700	510
Banco Santander Brasil	20,400	231
BB Seguridade Participacoes	33,600	330
BR Malls Participacoes	43,495	176
BRF *	27,900	311
CCR	58,748	291
Centrais Eletricas Brasileiras *	11,500	74
Cia de Saneamento Basico do Estado de Sao Paulo	16,500	190

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cia Siderurgica Nacional *	38,000	$132
Cielo	57,940	492
Cosan Industria e Comercio	8,000	110
EDP - Energias do Brasil	18,847	82
Embraer	33,400	211
Engie Brasil Energia	9,500	108
Equatorial Energia	9,600	212
Fibria Celulose	11,800	204
Hypermarcas	16,900	194
Itausa - Investimentos Itau	119	–
JBS	43,100	137
Klabin	29,365	165
Kroton Educacional	65,600	337
Localiza Rent a Car	31,185	254
Lojas Renner	34,440	412
M Dias Branco	5,100	92
Multiplan Empreendimentos Imobiliarios	4,219	97
Natura Cosmeticos	8,400	93
Odontoprev	16,300	86
Petroleo Brasileiro *	136,500	918
Porto Seguro	5,800	81
Qualicorp	12,400	120
Raia Drogasil	11,300	301
Rumo *	51,774	233
Sul America	10,642	68
Suzano Papel e Celulose	21,300	139
TIM Participacoes	42,200	180
Transmissora Alianca de Energia Eletrica	9,500	60
Ultrapar Participacoes	17,100	440
Vale	152,189	1,992
WEG	27,400	205
		13,236
Canada – 0.0%
Atlantic Power *	12,789	27
IMAX *	6,636	131
Masonite International *	3,370	235
MDC Partners, Cl A *	6,541	59
Tahoe Resources	15,200	67
Teekay	6,996	57
		576
Chile – 0.1%
AES Gener	139,105	45
Aguas Andinas, Cl A	110,966	75
Banco de Chile	1,099,684	189
Banco de Credito e Inversiones	1,943	149
Banco Santander Chile	3,038,891	259
Cencosud	65,576	205
Cia Cervecerias Unidas	7,031	104
Colbun	369,931	92
Empresa Nacional de Telecomunicaciones	7,975	96
Empresas CMPC	57,207	227

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Empresas COPEC	20,357	$355
Enel Americas	1,327,127	311
Enel Chile	879,593	111
Enel Generacion Chile	148,748	142
Itau CorpBanca	6,192,200	63
Latam Airlines Group	14,011	242
SACI Falabella	32,663	344
		3,009
China – 1.9%
AAC Technologies Holdings	35,000	585
Agricultural Bank of China, Cl H	1,248,000	766
Air China, Cl H	102,000	149
Aluminum Corp of China, Cl H *	228,000	154
Anhui Conch Cement, Cl H	57,500	317
ANTA Sports Products	57,000	275
Autohome ADR	2,800	233
AviChina Industry & Technology, Cl H	108,000	58
Baidu ADR *	13,200	3,259
Bank of China, Cl H	3,796,000	2,286
Bank of Communications, Cl H	398,000	345
Beijing Capital International Airport, Cl H	80,000	121
CGN Power, Cl H (A)	501,000	142
China Cinda Asset Management, Cl H	408,000	173
China CITIC Bank, Cl H	409,000	337
China Communications Construction, Cl H	203,000	242
China Communications Services, Cl H	148,000	94
China Construction Bank, Cl H	4,014,000	4,629
China Everbright Bank, Cl H	174,000	99
China Galaxy Securities, Cl H	152,500	125
China Longyuan Power Group, Cl H	163,000	119
China Merchants Bank, Cl H	183,000	897
China National Building Material, Cl H	162,000	173
China Oilfield Services, Cl H	90,000	107
China Pacific Insurance Group, Cl H	126,000	640
China Petroleum & Chemical, Cl H	1,190,000	1,028
China Railway Construction, Cl H	103,000	125
China Railway Group, Cl H	187,000	144
China Telecom, Cl H	628,000	311
China Vanke, Cl H	61,900	303
Chongqing Rural Commercial Bank, Cl H	151,000	137
CITIC Securities, Cl H	109,000	290
COSCO SHIPPING Development, Cl H *	54,000	12
COSCO SHIPPING Holdings, Cl H *	1,500	1
Country Garden Holdings	295,000	634
CRRC	192,000	190
ENN Energy Holdings	36,000	278
Fosun International	121,000	286
Great Wall Motor, Cl H	167,000	204
Guangzhou R&F Properties	59,200	167
Huaneng Power International, Cl H	198,000	128
Industrial & Commercial Bank of China, Cl H	3,513,000	3,324

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jiangsu Expressway, Cl H	70,000	$108
Jiangxi Copper, Cl H	78,000	132
Kingsoft	50,000	171
NetEase ADR	3,900	1,249
New Oriental Education & Technology Group ADR	7,100	654
PetroChina, Cl H	988,000	783
PICC Property & Casualty, Cl H	208,000	432
Ping An Insurance Group of China, Cl H	244,500	2,896
Shandong Weigao Group Medical Polymer, Cl H	112,000	83
Shanghai Electric Group, Cl H	144,000	59
Shanghai Fosun Pharmaceutical Group, Cl H	27,000	157
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	51,840	79
Shanghai Pharmaceuticals Holding, Cl H	38,100	100
Shenzhou International Group Holdings	36,000	372
Shimao Property Holdings	58,500	175
Sihuan Pharmaceutical Holdings Group	100,000	38
SINA *	2,800	328
Sino-Ocean Group Holding	157,000	130
Sinopec Shanghai Petrochemical, Cl H	190,000	116
Sinopharm Group, Cl H	54,400	240
SOHO China	113,000	67
Sun Art Retail Group	122,500	166
Tencent Holdings	272,400	16,146
Tingyi Cayman Islands Holding	108,000	225
Travelsky Technology, Cl H	56,000	176
Tsingtao Brewery, Cl H	20,000	111
Vipshop Holdings ADR *	21,600	357
Want Want China Holdings	264,000	233
Weichai Power, Cl H	124,000	155
Yanzhou Coal Mining, Cl H	98,000	171
YY ADR *	1,800	239
Zhuzhou CSR Times Electric, Cl H	25,500	141
Zijin Mining Group, Cl H	288,000	145
ZTE, Cl H	41,400	151
		50,672
Colombia – 0.0%
Bancolombia	9,900	114
Cementos Argos	20,851	83
Ecopetrol	210,420	198
Grupo Argos	12,098	88
Grupo de Inversiones Suramericana	12,361	175
Interconexion Electrica ESP	18,670	95
		753
Czech Republic – 0.0%
Central European Media Enterprises, Cl A *	10,878	52
CEZ	7,360	189
Komercni banka	3,469	160

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Moneta Money Bank (A)	23,296	$97
O2 Czech Republic	5,020	70
		568
Denmark – 0.4%
AP Moller - Maersk, Cl A	111	191
AP Moller - Maersk, Cl B	211	378
Carlsberg, Cl B	3,452	445
Chr Hansen Holding	3,206	281
Coloplast, Cl B	3,838	342
Danske Bank	23,757	968
DSV	6,046	499
Genmab *	1,848	340
H Lundbeck	2,300	118
ISS	5,425	212
Novo Nordisk, Cl B	59,355	3,312
Novozymes, Cl B	7,367	410
Orsted (A)	6,386	389
Pandora	3,366	320
TDC	23,500	157
Tryg	3,356	82
Vestas Wind Systems	6,846	469
William Demant Holding *	3,548	113
		9,026
Finland – 0.2%
Elisa	4,121	176
Fortum	14,433	314
Kone, Cl B	11,193	643
Metso	3,267	114
Neste	4,462	309
Nokia	184,679	892
Nokian Renkaat	4,210	213
Orion, Cl B	3,353	135
Sampo, Cl A	14,205	828
Stora Enso, Cl R	17,885	308
UPM-Kymmene	16,704	565
Wartsila	4,705	323
		4,820
France – 1.9%
Accor	6,181	353
Aeroports de Paris	860	179
Air Liquide	13,448	1,818
Alstom	5,178	228
Amundi (A)	1,898	180
Arkema	2,184	280
Atos	3,073	486
AXA	61,121	2,017
BioMerieux	1,301	124
BNP Paribas	35,772	2,968
Bollore	25,713	150
Bouygues	6,643	370
Bureau Veritas	9,269	273

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capital Gemini	5,060	$674
Carrefour	18,547	445
Casino Guichard Perrachon	1,640	96
Cie de Saint-Gobain	16,114	940
Cie Generale des Etablissements Michelin	5,435	872
CNP Assurances	4,973	128
Credit Agricole	36,111	683
Danone	19,203	1,662
Dassault Aviation	86	144
Dassault Systemes	3,983	461
Edenred	7,019	227
Eiffage	2,513	306
Electricite de France	19,156	264
Engie	58,743	1,023
Essilor International Cie Generale d’Optique	6,668	950
Eurazeo	1,232	130
Eurofins Scientific	391	256
Eutelsat Communications	5,058	112
Faurecia	2,384	215
Fonciere Des Regions ‡	966	106
Gecina ‡	1,536	301
Getlink	16,668	235
Hermes International	1,028	570
ICADE ‡	1,074	117
Iliad	863	224
Imerys	1,037	111
Ingenico Group	1,924	220
Ipsen	1,225	172
JCDecaux	2,153	93
Kering	2,392	1,215
Klepierre ‡	7,059	323
Lagardere	3,419	107
Legrand	8,260	690
L’Oreal	7,942	1,812
LVMH Moet Hennessy Louis Vuitton	8,900	2,801
Natixis	30,595	280
Orange	62,859	1,139
Pernod Ricard	6,810	1,088
Peugeot	19,055	429
Publicis Groupe	6,760	469
Remy Cointreau	660	87
Renault	6,050	668
Rexel	8,746	158
Safran	10,477	1,187
Sanofi	36,130	3,201
Schneider Electric	18,268	1,718
SCOR	5,897	265
SEB	667	138
Societe BIC	833	96
Societe Generale	24,251	1,415
Sodexo	2,875	370

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
STMicroelectronics	20,688	$496
Suez	12,487	187
Teleperformance	1,815	276
Thales	3,434	387
TOTAL	76,204	4,427
Ubisoft Entertainment *	1,981	170
Valeo	7,396	585
Veolia Environnement	15,376	389
Vinci	15,907	1,724
Vivendi	33,282	980
Wendel	834	156
Zodiac Aerospace *	7,313	228
		50,824
Germany – 1.8%
1&1 Drillisch	1,665	139
adidas	5,964	1,392
Allianz	14,258	3,615
Axel Springer	1,668	147
BASF	29,229	3,434
Bayer	26,321	3,457
Bayerische Motoren Werke	10,490	1,202
Beiersdorf	3,138	373
Brenntag	4,902	319
Commerzbank	33,180	548
Continental	3,576	1,077
Covestro (A)	5,121	591
Daimler	30,843	2,833
Deutsche Bank	65,362	1,205
Deutsche Boerse	6,221	801
Deutsche Lufthansa	8,164	292
Deutsche Post	31,182	1,479
Deutsche Telekom	105,944	1,864
Deutsche Wohnen	11,477	520
E.ON	69,263	730
Evonik Industries	5,173	205
Fraport Frankfurt Airport Services Worldwide	1,204	143
Fresenius & KGaA	13,117	1,152
Fresenius Medical Care & KGaA	6,936	804
GEA Group	5,902	294
Hannover Rueck	1,949	267
HeidelbergCement	4,693	510
Henkel & KGaA	3,197	401
HOCHTIEF	602	109
HUGO BOSS	1,938	179
Infineon Technologies	36,107	1,053
Innogy (A)	4,679	179
K+S	5,545	156
KION Group	2,206	203
LANXESS	2,989	261
Linde *	5,878	1,440
MAN	1,021	122

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merck KGaA	4,023	$441
METRO *	5,165	113
MTU Aero Engines	1,633	294
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	4,922	1,162
OSRAM Licht	3,343	293
ProSiebenSat.1 Media	7,390	283
QIAGEN *	6,958	234
RWE	15,754	316
SAP	31,358	3,548
Siemens	24,348	3,705
Symrise	3,924	329
Telefonica Deutschland Holding	21,545	109
ThyssenKrupp	14,291	451
TUI	14,618	331
Uniper	6,321	189
United Internet	4,012	293
Volkswagen	1,113	247
Vonovia	15,542	769
Wirecard	3,686	461
Zalando *(A)	3,599	212
		47,276
Greece – 0.0%
Alpha Bank AE *	65,706	160
Costamare	6,739	44
Eurobank Ergasias *	93,311	105
FF Group *	1,785	43
Hellenic Telecommunications Organization	13,601	214
JUMBO	4,857	96
National Bank of Greece *	287,733	123
OPAP	11,884	160
Piraeus Bank *	12,192	55
Titan Cement	2,299	71
		1,071
Hong Kong – 1.4%
3SBio *(A)	60,300	123
Agile Group Holdings	56,000	101
AIA Group	382,600	3,277
Alibaba Health Information Technology *	190,000	99
Alibaba Pictures Group *	710,000	99
ASM Pacific Technology	9,800	134
Bank of East Asia	35,741	155
Beijing Enterprises Holdings	24,000	147
Beijing Enterprises Water Group	224,000	161
BOC Hong Kong Holdings	114,500	585
Brilliance China Automotive Holdings	140,000	358
Byd, Cl H	31,000	292
BYD Electronic International	21,500	53
China Conch Venture Holdings	78,500	220
China Everbright	50,000	123
China Everbright International	116,000	177

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Evergrande Group	193,000	$638
China Gas Holdings	82,000	240
China Huarong Asset Management, Cl H (A)	480,200	243
China Huishan Dairy Holdings *	228,000	12
China Life Insurance, Cl H	347,000	1,174
China Medical System Holdings	64,000	137
China Mengniu Dairy	125,000	408
China Merchants Port Holdings	67,044	177
China Minsheng Banking, Cl H	268,000	307
China Mobile	293,000	3,094
China Molybdenum, Cl H	129,000	99
China Overseas Land & Investment	174,000	674
China Resources Enterprise	88,000	333
China Resources Gas Group	44,000	145
China Resources Land	124,000	495
China Resources Pharmaceutical Group (A)	83,000	109
China Resources Power Holdings	90,000	166
China Shenhua Energy, Cl H	154,500	481
China Southern Airlines, Cl H	98,000	128
China State Construction International Holdings	108,000	156
China Taiping Insurance Holdings	75,800	328
China Unicom	272,000	408
CITIC	263,000	415
CK Asset Holdings	81,776	781
CK Hutchison Holdings	85,500	1,154
CK Infrastructure Holdings	21,000	187
CLP Holdings	54,000	551
CNOOC	824,000	1,283
COSCO SHIPPING Ports	27,873	29
CSPC Pharmaceutical Group	224,000	497
Dongfeng Motor Group, Cl H	126,000	165
Far East Horizon	99,000	107
First Pacific	62,000	44
Franshion Properties China	200,000	130
Fullshare Holdings	337,200	159
Fuyao Glass Industry Group, Cl H (A)	26,000	110
Galaxy Entertainment Group	76,000	673
GCL-Poly Energy Holdings *	696,000	120
Geely Automobile Holdings	245,000	785
Genting Singapore	200,800	207
GF Securities, Cl H	63,600	142
GOME Retail Holdings	606,000	77
Guangdong Investment	134,000	199
Guangzhou Automobile Group, Cl H	110,000	249
Haier Electronics Group	72,000	247
Haitian International Holdings	34,000	106
Haitong Securities, Cl H	151,200	247
Hang Lung Group	26,000	99
Hang Lung Properties	65,000	172
Hang Seng Bank	25,000	595
Henderson Land Development	37,620	263

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hengan International Group	32,500	$312
HK Electric Investments & HK Electric Investments (A)	76,500	71
HKT Trust & HKT	122,000	152
Hong Kong & China Gas	271,740	537
Hong Kong Exchanges & Clearing	37,028	1,403
Huaneng Renewables, Cl H	280,000	97
Huatai Securities, Cl H (A)	78,200	177
Hysan Development	18,000	101
I-CABLE Communications *	9	–
Kerry Properties	19,000	91
Kingboard Chemical Holdings	28,000	154
Kingston Financial Group	128,000	100
Kunlun Energy	152,000	151
Lee & Man Paper Manufacturing	70,000	83
Lenovo Group	332,000	191
Li & Fung	170,000	87
Link ‡	68,500	606
Longfor Properties	76,500	250
Meitu *(A)	27,500	38
Melco Resorts & Entertainment ADR	8,121	242
MGM China Holdings	27,600	85
Minth Group	24,000	136
MTR	46,639	267
New China Life Insurance, Cl H	42,300	276
New World Development	197,347	319
Nexteer Automotive Group	42,000	90
Nine Dragons Paper Holdings	104,000	162
NWS Holdings	46,334	90
PCCW	121,000	70
People’s Insurance Group of China, Cl H	328,000	188
Power Assets Holdings	43,000	382
Semiconductor Manufacturing International *	131,200	190
Shanghai Industrial Holdings	25,000	73
Shangri-La Asia	36,000	92
Sino Biopharmaceutical	210,000	387
Sino Land	107,967	199
SJM Holdings	57,000	57
Sun Hung Kai Properties	46,000	799
Sunac China Holdings	111,000	533
Sunny Optical Technology Group	32,600	451
Swire Pacific, Cl A	17,500	175
Swire Properties	33,800	118
Techtronic Industries	45,000	300
WH Group (A)	287,177	356
Wharf Holdings	42,000	172
Wharf Real Estate Investment *	42,000	290
Wheelock	24,000	188
Wynn Macau	45,200	160
Yue Yuen Industrial Holdings	21,500	97

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zhejiang Expressway, Cl H	84,000	$100
		37,494
Hungary – 0.0%
MOL Hungarian Oil & Gas	17,864	219
OTP Bank	10,980	512
Richter Gedeon	6,387	165
		896
India – 0.2%
Axis Bank	21,000	196
Bharti Airtel	3,964	27
Dr Reddy’s Laboratories ADR	4,000	138
Housing Development Finance	28,529	878
ICICI Bank ADR	50,826	558
Infosys ADR	75,000	1,351
ITC	33,818	144
Maruti Suzuki India	400	60
Reliance Industries GDR (A)	50,000	1,510
Tata Consultancy Services	6,200	303
Tata Motors ADR *	11,100	344
Vakrangee	7,368	42
Wipro ADR	60,000	329
		5,880
Indonesia – 0.2%
Adaro Energy	610,500	112
AKR Corporindo	92,500	43
Astra International	938,500	596
Bank Central Asia	569,500	967
Bank Danamon Indonesia	173,000	92
Bank Mandiri Persero	869,000	529
Bank Negara Indonesia Persero	339,000	238
Bank Rakyat Indonesia Persero	2,585,000	714
Bumi Serpong Damai	379,000	52
Charoen Pokphand Indonesia	364,000	94
Gudang Garam	22,000	133
Hanjaya Mandala Sampoerna	425,000	156
Indocement Tunggal Prakarsa	72,000	117
Indofood CBP Sukses Makmur	112,000	73
Indofood Sukses Makmur	202,000	117
Jasa Marga Persero	114,204	49
Kalbe Farma	982,000	122
Matahari Department Store	112,000	93
Pakuwon Jati	1,021,000	54
Perusahaan Gas Negara Persero	535,500	104
Semen Indonesia Persero	138,000	115
Surya Citra Media	298,000	60
Telekomunikasi Indonesia Persero	2,352,900	701
Tower Bersama Infrastructure	118,500	54
Unilever Indonesia	71,000	288
United Tractors	84,000	244
Waskita Karya Persero	244,500	52

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XL Axiata *	188,250	$42
		6,011
Ireland – 0.6%
Accenture, Cl A	35,764	5,747
AIB Group	25,573	179
Alkermes *	8,700	497
Ardmore Shipping	3,445	24
Bank of Ireland Group *	29,597	290
CRH	26,682	995
Eaton	25,800	2,166
Endo International *	13,500	93
Experian	29,497	681
Horizon Pharma *	19,543	284
Ingersoll-Rand	14,800	1,401
Kerry Group, Cl A	4,931	527
Mallinckrodt *	6,000	108
Paddy Power Betfair	2,539	295
Pentair	9,700	694
Perrigo	7,800	707
Prothena *	4,684	196
Ryanair Holdings ADR *	933	115
Weatherford International *	47,800	188
		15,187
Israel – 0.1%
Azrieli Group	1,230	67
Bank Hapoalim	34,833	262
Bank Leumi Le-Israel	48,245	298
Bezeq The Israeli Telecommunication	60,090	99
Check Point Software Technologies *	4,066	420
Elbit Systems	695	105
Frutarom Industries	1,133	119
Israel Chemicals	14,778	62
Mizrahi Tefahot Bank	4,031	79
Nice	1,758	161
Stratasys *	6,051	129
Teva Pharmaceutical Industries	25,786	536
Teva Pharmaceutical Industries ADR	3,542	72
		2,409
Italy – 0.5%
Assicurazioni Generali	38,892	774
Atlantia	14,815	492
CNH Industrial	33,258	494
Davide Campari-Milano	18,239	146
Enel	256,173	1,631
Eni	80,433	1,451
EXOR	3,770	292
Ferrari	3,901	467
Fiat Chrysler Automobiles *	33,688	817
Intesa Sanpaolo	451,298	1,774
Leonardo	13,140	159
Luxottica Group	5,501	355

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mediobanca Banca di Credito Finanziario	20,093	$245
Poste Italiane (A)	15,136	126
Prysmian	7,129	252
Recordati	3,426	156
Snam	76,283	372
Telecom Italia *	528,711	454
Terna Rete Elettrica Nazionale	48,596	293
UniCredit	63,375	1,401
UnipolSai Assicurazioni	32,793	85
		12,236
Japan – 4.5%
ABC-Mart	1,000	65
Acom	11,600	51
Aeon	20,800	354
AEON Financial Service	3,000	75
Aeon Mall	3,300	73
Air Water	5,000	107
Aisin Seiki	5,800	338
Ajinomoto	16,700	317
Alfresa Holdings	5,400	131
Alps Electric	6,900	198
Amada Holdings	9,900	147
ANA Holdings	3,400	138
Aozora Bank	3,400	138
Asahi Glass	6,600	290
Asahi Group Holdings	12,100	609
Asahi Kasei	40,000	522
Asics	4,600	76
Astellas Pharma	66,700	880
Bandai Namco Holdings	6,500	212
Bank of Kyoto	1,800	101
Benesse Holdings	1,900	71
Bridgestone	20,300	987
Brother Industries	8,300	212
Calbee	2,300	81
Canon	33,500	1,335
Casio Computer	6,600	100
Central Japan Railway	4,500	851
Chiba Bank	24,000	208
Chubu Electric Power	20,500	257
Chugai Pharmaceutical	7,200	381
Chugoku Electric Power	8,100	90
Coca-Cola Bottlers Japan Holdings	3,700	131
Concordia Financial Group	42,700	259
Credit Saison	4,300	78
CYBERDYNE *	3,000	52
Dai Nippon Printing	8,000	178
Daicel	8,500	103
Daifuku	3,100	207
Dai-ichi Life Holdings	34,800	729
Daiichi Sankyo	18,700	629
Daikin Industries	7,800	936

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daito Trust Construction	2,300	$402
Daiwa House Industry	17,600	694
Daiwa House Investment, Cl A ‡	40	98
Daiwa Securities Group	52,000	373
DeNA	3,100	67
Denso	15,100	944
Dentsu	6,900	309
Disco	900	211
Don Quijote Holdings	4,000	222
East Japan Railway	10,300	1,023
Eisai	8,700	497
Electric Power Development	4,200	119
FamilyMart UNY Holdings	2,400	160
FANUC	6,100	1,647
Fast Retailing	1,700	758
Fuji Electric	16,000	132
FUJIFILM Holdings	13,500	518
Fujitsu	65,000	479
Fukuoka Financial Group	22,000	127
Hachijuni Bank	11,800	70
Hakuhodo DY Holdings	7,900	119
Hamamatsu Photonics	4,100	151
Hankyu Hanshin Holdings	7,700	310
Hikari Tsushin	600	87
Hino Motors	7,500	99
Hirose Electric	1,100	165
Hisamitsu Pharmaceutical	1,800	124
Hitachi	156,000	1,238
Hitachi Chemical	3,000	76
Hitachi Construction Machinery	3,100	139
Hitachi High-Technologies	2,000	94
Hitachi Metals	6,200	84
Honda Motor	55,300	1,938
Hoshizaki	1,900	179
Hoya	12,800	653
Hulic	8,600	109
Idemitsu Kosan	4,200	157
IHI	5,400	181
Iida Group Holdings	5,100	101
Inpex	30,800	400
Isetan Mitsukoshi Holdings	9,700	116
Isuzu Motors	18,900	318
ITOCHU	47,900	939
J Front Retailing	7,000	128
Japan Airlines	4,000	151
Japan Airport Terminal	1,300	50
Japan Exchange Group	16,900	304
Japan Post Bank	12,000	162
Japan Post Holdings	49,500	590
Japan Prime Realty Investment ‡	24	85
Japan Real Estate Investment ‡	38	195
Japan Retail Fund Investment ‡	89	177

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan Tobacco	34,800	$1,152
JFE Holdings	16,800	398
JGC	6,000	129
JSR	5,600	133
JTEKT	6,500	116
JXTG Holdings	96,000	637
Kajima	30,000	297
Kakaku.com	4,100	72
Kamigumi	3,500	77
Kaneka	8,000	74
Kansai Electric Power	22,000	273
Kansai Paint	6,300	156
Kao	15,700	1,088
Kawasaki Heavy Industries	5,400	223
KDDI	57,600	1,453
Keihan Electric Railway	3,000	95
Keikyu	7,000	138
Keio	3,400	161
Keisei Electric Railway	4,000	135
Keyence	3,100	1,887
Kikkoman	5,000	207
Kintetsu Group Holdings	5,800	229
Kirin Holdings	27,900	695
Kobe Steel	9,000	93
Koito Manufacturing	3,700	260
Komatsu	29,100	1,129
Konami	2,700	154
Konica Minolta	15,900	158
Kose	900	155
Kubota	32,800	666
Kuraray	11,900	222
Kurita Water Industries	2,900	95
Kyocera	10,200	678
Kyowa Hakko Kirin	7,500	147
Kyushu Electric Power	12,400	136
Kyushu Financial Group	10,000	60
Kyushu Railway	5,000	161
Lawson	1,800	122
LINE *	2,000	95
Lion	7,000	131
LIXIL Group	8,600	241
M3	7,300	267
Mabuchi Motor	1,400	83
Makita	7,000	330
Marubeni	52,900	396
Marui Group	6,100	111
Maruichi Steel Tube	1,600	48
Mazda Motor	18,200	255
McDonald’s Holdings Japan	1,900	85
Mebuki Financial Group	30,960	140
Medipal Holdings	5,000	98
MEIJI Holdings	3,700	309

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MINEBEA MITSUMI	12,900	$292
MISUMI Group	9,500	286
Mitsubishi	47,800	1,336
Mitsubishi Chemical Holdings	46,700	507
Mitsubishi Electric	62,000	1,132
Mitsubishi Estate	39,000	746
Mitsubishi Gas Chemical	5,500	155
Mitsubishi Heavy Industries	10,000	376
Mitsubishi Materials	3,200	119
Mitsubishi Motors	19,900	147
Mitsubishi Tanabe Pharma	6,500	133
Mitsubishi UFJ Financial Group	379,300	2,852
Mitsubishi UFJ Lease & Finance	13,000	84
Mitsui	54,500	956
Mitsui Chemicals	5,400	169
Mitsui Fudosan	28,000	733
Mitsui OSK Lines	3,300	118
Mixi	1,300	57
Mizuho Financial Group	760,700	1,431
MS&AD Insurance Group Holdings	15,700	534
Murata Manufacturing	6,100	900
Nabtesco	3,300	156
Nagoya Railroad	5,400	142
NEC	8,800	265
Nexon	7,100	236
NGK Insulators	7,600	155
NGK Spark Plug	5,200	137
NH Foods	6,000	144
Nidec	7,600	1,215
Nikon	11,900	231
Nintendo	3,600	1,582
Nippon Building Fund ‡	46	246
Nippon Electric Glass	2,400	99
Nippon Express	2,400	172
Nippon Paint Holdings	4,700	168
Nippon Prologis ‡	62	142
Nippon Steel & Sumitomo Metal	24,700	629
Nippon Telegraph & Telephone	21,700	1,032
Nippon Yusen	4,700	118
Nissan Chemical Industries	3,600	147
Nissan Motor	72,800	776
Nisshin Seifun Group	5,700	114
Nissin Foods Holdings	1,700	126
Nitori Holdings	2,600	414
Nitto Denko	5,200	475
NOK	2,800	65
Nomura Holdings	115,600	749
Nomura Real Estate Holdings	3,600	86
Nomura Real Estate Master Fund ‡	117	163
Nomura Research Institute	3,960	182
NSK	12,800	211
NTT Data	22,000	259

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NTT DOCOMO	42,800	$1,060
Obayashi	21,100	254
Obic	1,900	148
Odakyu Electric Railway	10,500	231
Oji Holdings	25,000	171
Olympus	9,300	357
Omron	6,400	399
Ono Pharmaceutical	12,800	316
Oracle Japan	1,100	88
Oriental Land	6,800	664
ORIX	41,800	779
Osaka Gas	12,000	238
Otsuka	1,500	126
Otsuka Holdings	12,600	559
Panasonic	70,100	1,040
Park24	3,000	75
Persol Holdings	5,600	139
Pola Orbis Holdings	2,800	109
Rakuten	29,600	267
Recruit Holdings	35,300	860
Renesas Electronics *	15,600	183
Resona Holdings	70,800	426
Ricoh	24,400	240
Rinnai	1,000	94
Rohm	3,200	351
Ryohin Keikaku	800	267
Sankyo	1,300	42
Santen Pharmaceutical	10,800	176
SBI Holdings	6,200	150
Secom	6,500	497
Sega Sammy Holdings	5,400	75
Seibu Holdings	7,000	140
Seiko Epson	9,100	221
Sekisui Chemical	13,700	261
Sekisui House	19,400	355
Seven & i Holdings	23,900	982
Seven Bank	17,300	64
Sharp *	4,400	164
Shimadzu	8,900	224
Shimamura	700	82
Shimano	2,300	329
Shimizu	18,800	192
Shin-Etsu Chemical	12,500	1,421
Shinsei Bank	5,200	91
Shionogi	9,200	509
Shiseido	12,200	626
Shizuoka Bank	15,000	160
Showa Shell Sekiyu	5,500	78
SMC	1,800	883
SoftBank Group	26,400	2,172
Sohgo Security Services	2,100	114
Sompo Holdings	10,900	436

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sony	40,500	$1,933
Sony Financial Holdings	5,000	91
Stanley Electric	4,400	178
Start Today	6,800	200
Subaru	19,700	653
SUMCO	7,400	201
Sumitomo	37,100	639
Sumitomo Chemical	50,000	366
Sumitomo Dainippon Pharma	4,600	68
Sumitomo Electric Industries	24,200	412
Sumitomo Heavy Industries	3,800	173
Sumitomo Metal Mining	8,000	374
Sumitomo Mitsui Financial Group	43,100	1,926
Sumitomo Mitsui Trust Holdings	10,700	444
Sumitomo Realty & Development	11,000	422
Sumitomo Rubber Industries	5,000	97
Sundrug	2,200	95
Suntory Beverage & Food	4,500	215
Suruga Bank	5,000	101
Suzuken	2,200	94
Suzuki Motor	10,600	605
Sysmex	4,800	376
T&D Holdings	18,000	320
Taiheiyo Cement	4,100	174
Taisei	6,800	346
Taisho Pharmaceutical Holdings	1,200	98
Taiyo Nippon Sanso	3,800	59
Takashimaya	9,000	93
Takeda Pharmaceutical	22,500	1,322
TDK	4,400	405
Teijin	5,400	119
Terumo	10,700	523
THK	3,500	145
Tobu Railway	6,500	218
Toho	3,300	112
Toho Gas	2,200	64
Tohoku Electric Power	15,200	196
Tokio Marine Holdings	21,200	998
Tokyo Electric Power *	41,900	170
Tokyo Electron	4,900	918
Tokyo Gas	11,800	280
Tokyo Tatemono	6,000	96
Tokyu	18,000	301
Tokyu Fudosan Holdings	14,900	117
Toppan Printing	18,000	169
Toray Industries	47,000	467
Toshiba	206,000	587
Tosoh	9,500	218
TOTO	4,800	274
Toyo Seikan Group Holdings	4,700	76
Toyo Suisan Kaisha	2,600	105
Toyoda Gosei	1,900	50

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toyota Industries	5,300	$344
Toyota Motor	82,800	5,674
Toyota Tsusho	7,100	287
Trend Micro	4,100	221
Tsuruha Holdings	1,100	153
Unicharm	13,100	350
United Urban Investment ‡	102	161
USS	6,400	142
West Japan Railway	5,300	397
Yahoo Japan	47,600	229
Yakult Honsha	2,900	242
Yamada Denki	18,200	108
Yamaguchi Financial Group	6,000	70
Yamaha	4,900	202
Yamaha Motor	9,100	302
Yamato Holdings	10,500	270
Yamazaki Baking	3,800	75
Yaskawa Electric	8,300	427
Yokogawa Electric	6,600	140
Yokohama Rubber	3,200	81
		119,958
Luxembourg – 0.1%
Altisource Portfolio Solutions *	1,447	41
Millicom International Cellular	1,915	143
RTL Group	1,121	95
SES, Cl A	11,716	183
Tenaris	15,840	277
Trinseo	5,322	439
		1,178
Macau – 0.0%
Sands China	74,800	446
Malaysia – 0.3%
AirAsia	65,900	70
Alliance Financial Group	51,000	57
AMMB Holdings	89,500	111
Astro Malaysia Holdings	77,700	52
Axiata Group	121,957	178
British American Tobacco	6,700	59
CIMB Group Holdings	201,127	374
Dialog Group	154,400	101
DiGi.Com	156,100	198
Felda Global Ventures Holdings	75,900	39
Gamuda	78,600	103
Genting	99,800	247
Genting Malaysia	134,000	189
Genting Plantations	16,000	41
HAP Seng Consolidated	28,200	70
Hartalega Holdings	35,500	108
Hong Leong Bank	32,900	157
Hong Leong Financial Group	12,000	57
IHH Healthcare	127,800	197

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IJM	131,600	$104
IOI	106,700	128
IOI Properties Group	99,750	51
Kuala Lumpur Kepong	28,100	182
Malayan Banking	187,934	487
Malaysia Airports Holdings	43,700	102
Maxis	85,600	134
MISC	61,800	120
Nestle Malaysia	2,000	58
Petronas Chemicals Group	107,400	224
Petronas Dagangan	11,800	75
Petronas Gas	31,000	142
PPB Group	23,300	104
Press Metal Aluminium Holdings	58,200	86
Public Bank	143,700	810
RHB Bank	40,407	56
Sapura Energy	192,700	37
Sime Darby	115,423	91
Sime Darby Plantation *	115,423	163
Sime Darby Property *	115,423	47
SP Setia Group	52,600	42
Telekom	51,300	81
Tenaga Nasional	151,400	613
UMW Holdings	25,600	45
Westports Holdings	51,400	46
YTL	218,790	86
YTL Power International	111,588	36
		6,558
Mexico – 0.3%
Alfa, Cl A	142,900	179
America Movil	1,605,000	1,506
Arca Continental	24,000	175
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, Cl B	94,500	149
Cemex *	672,052	560
Coca-Cola Femsa	24,200	186
El Puerto de Liverpool	11,800	88
Fibra Uno Administracion ‡	139,100	219
Fomento Economico Mexicano	92,800	907
Gentera	50,100	46
Gruma, Cl B	11,300	135
Grupo Aeroportuario del Pacifico, Cl B	18,100	190
Grupo Aeroportuario del Sureste, Cl B	10,000	195
Grupo Bimbo, Ser A	77,900	190
Grupo Carso	30,600	115
Grupo Financiero Banorte, Cl O	115,500	741
Grupo Financiero Inbursa, Cl O	117,300	208
Grupo Lala, Cl B	45,100	72
Grupo Mexico	176,000	622
Grupo Televisa	112,800	468
Industrias Penoles	6,810	158

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Infraestructura Energetica Nova	25,000	$131
Kimberly-Clark de Mexico, Cl A	80,700	151
Mexichem	49,917	142
Promotora y Operadora de Infraestructura	15,000	154
Wal-Mart de Mexico	241,700	606
		8,293
Netherlands – 1.3%
ABN AMRO Group (A)	14,093	479
Aegon	57,889	397
AerCap Holdings *	4,834	262
Airbus	18,535	2,136
Akzo Nobel	7,839	737
Altice, Cl A *	19,084	206
ArcelorMittal	20,807	758
ASML Holding	12,383	2,518
Boskalis Westminster	2,630	105
Chicago Bridge & Iron	12,305	257
Cimpress *	3,057	389
Coca-Cola European Partners	6,976	281
Frank’s International	5,846	40
Heineken	8,149	919
Heineken Holding	3,626	386
ING Groep	124,023	2,446
James Hardie Industries	14,692	259
Koninklijke Ahold Delhaize	41,865	937
Koninklijke DSM	5,813	603
Koninklijke KPN	110,070	387
Koninklijke Philips	30,120	1,233
Koninklijke Vopak	2,037	92
NN Group	10,187	482
NXP Semiconductor *	30,716	3,696
Randstad Holding	3,993	283
RELX	30,652	684
Royal Dutch Shell, Cl A	143,193	5,014
Royal Dutch Shell, Cl B	118,672	4,212
Unibail-Rodamco ‡	3,241	834
Unilever	51,867	3,014
Wolters Kluwer	9,463	503
		34,549
New Zealand – 0.0%
Auckland International Airport	28,650	142
Fisher & Paykel Healthcare	17,919	177
Fletcher Building	20,008	115
Mercury NZ	20,281	52
Meridian Energy	37,128	80
Ryman Healthcare	10,865	88
Spark New Zealand	53,009	141
		795
Norway – 0.1%
DNB	32,266	657
Gjensidige Forsikring	5,794	110

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marine Harvest	13,532	$235
Nordic American Tankers	11,234	26
Norsk Hydro	45,151	331
Orkla	26,360	276
Schibsted, Cl B	2,581	78
Statoil	37,535	880
Telenor	23,415	551
Yara International	5,786	279
		3,423
Pakistan – 0.0%
Habib Bank	25,000	44
Lucky Cement *	9,900	55
United Bank	42,500	75
		174
Panama – 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	3,639	108
Copa Holdings, Cl A	1,766	244
		352
Peru – 0.0%
Cia de Minas Buenaventura ADR	9,800	151
Credicorp	3,200	741
		892
Philippines – 0.1%
Aboitiz Equity Ventures	87,890	131
Aboitiz Power	71,000	57
Alliance Global Group *	113,100	34
Ayala	11,040	226
Ayala Land	323,500	279
Bank of the Philippine Islands	67,110	156
BDO Unibank	87,866	262
DMCI Holdings	242,100	68
Globe Telecom	1,535	57
GT Capital Holdings	3,650	96
International Container Terminal Services	27,800	61
JG Summit Holdings	126,700	189
Jollibee Foods	29,850	166
Manila Electric	8,200	54
Megaworld	162,000	15
Metro Pacific Investments	586,000	74
Metropolitan Bank & Trust	31,300	61
PLDT	4,370	134
Robinsons Land	82,700	34
Security Bank	11,600	55
SM Investments	10,905	218
SM Prime Holdings	367,800	264
Universal Robina	39,080	123
		2,814
Poland – 0.2%
Alior Bank *	4,438	114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank Handlowy w Warszawie	1,777	$45
Bank Millennium	31,094	89
Bank Pekao	7,405	302
Bank Zachodni	1,651	208
CCC	1,316	114
CD Projekt	3,230	112
Cyfrowy Polsat	11,600	84
Dino Polska *(A)	2,517	63
Grupa Azoty	2,400	51
Grupa Lotos	6,419	114
Jastrzebska Spolka Weglowa *	2,700	79
KGHM Polska Miedz	6,427	212
LPP	139	406
mBank	771	118
Orange Polska	33,367	61
PGE Polska Grupa Energetyczna	38,568	138
PLAY Communications *(A)	5,037	51
Polski Koncern Naftowy Orlen	14,192	462
Polskie Gornictwo Naftowe i Gazownictwo	81,102	160
Powszechna Kasa Oszczednosci Bank Polski	41,652	571
Powszechny Zaklad Ubezpieczen	27,066	372
Tauron Polska Energia	56,049	51
		3,977
Portugal – 0.0%
Energias de Portugal	75,903	268
Galp Energia	16,195	310
Jeronimo Martins	7,293	156
		734
Qatar – 0.1%
Barwa Real Estate	5,000	52
Commercial Bank PQSC	9,858	76
Doha Bank QPSC	7,527	68
Ezdan Holding Group	35,630	113
Industries Qatar	6,707	202
Masraf Al Rayan	16,583	184
Ooredoo QPSC	5,348	140
Qatar Electricity & Water	1,272	68
Qatar Gas Transport	12,817	66
Qatar Insurance SAQ	7,085	99
Qatar Islamic Bank SAQ	2,676	72
Qatar National Bank QPSC	10,817	402
		1,542
Russia – 0.2%
Gazprom PJSC ADR	258,445	1,300
Magnit PJSC GDR	17,403	392
Mobile TeleSystems ADR	31,000	376
Novatek PJSC GDR	4,769	635
PhosAgro PJSC GDR	4,500	65
Sberbank of Russia ADR	122,158	2,462
Severstal PJSC GDR	13,231	217

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Surgutneftegas ADR	40,953	$208
		5,655
Singapore – 0.3%
Ascendas ‡	82,900	175
CapitaLand	83,500	245
CapitaLand Commercial Trust ‡	69,960	100
CapitaLand Mall Trust ‡	72,000	115
City Developments	12,000	122
ComfortDelGro	62,000	99
DBS Group Holdings	56,629	1,142
Golden Agri-Resources	205,000	60
Hongkong Land Holdings	37,000	266
Hutchison Port Holdings Trust, Cl U	151,000	63
Jardine Cycle & Carriage	3,000	91
Jardine Matheson Holdings	7,000	444
Jardine Strategic Holdings	7,000	279
Keppel	49,100	325
Oversea-Chinese Banking	98,265	970
SATS	19,900	84
Sembcorp Industries	28,000	73
Singapore Airlines	16,000	138
Singapore Exchange	27,000	169
Singapore Press Holdings	46,000	93
Singapore Technologies Engineering	45,000	116
Singapore Telecommunications	258,200	698
StarHub	18,000	40
Suntec ‡	86,200	136
United Overseas Bank	43,468	911
UOL Group	14,324	100
Wilmar International	56,000	137
Yangzijiang Shipbuilding Holdings	81,000	99
		7,290
Slovak Republic – 0.0%
Celltrion *	3,704	1,095
South Africa – 0.7%
Anglo American Platinum *	3,100	93
AngloGold Ashanti	19,249	214
Aspen Pharmacare Holdings	18,597	424
Barclays Africa Group	33,295	505
Bid	15,700	351
Bidvest Group	16,200	341
Brait *	19,948	65
Capitec Bank Holdings	2,300	155
Coronation Fund Managers	14,000	93
Discovery	17,015	242
Exxaro Resources	11,700	141
FirstRand	163,965	918
Fortress REIT, Cl B ‡	40,446	102
Fortress REIT, Cl A ‡	60,100	89
Foschini Group	10,432	170
Gold Fields	40,499	174

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Growthpoint Properties ‡	102,536	$240
Hyprop Investments ‡	11,891	116
Imperial Holdings	8,264	198
Investec	14,855	116
Kumba Iron Ore	3,140	95
Liberty Holdings	7,400	82
Life Healthcare Group Holdings	67,636	155
MMI Holdings	56,800	108
Mondi	6,157	164
Mr Price Group	11,791	284
MTN Group	82,537	913
Naspers, Cl N	20,442	5,823
Nedbank Group	11,117	247
NEPI Rockcastle	17,368	235
Netcare	55,348	121
Novus Holdings	7,070	3
Pick n Pay Stores	18,980	109
Pioneer Foods Group	6,425	71
PSG Group	6,000	112
Rand Merchant Investment Holdings	40,875	153
Redefine Properties ‡	245,921	224
Remgro	25,925	516
Resilient ‡	14,685	144
RMB Holdings	33,836	225
Sanlam	69,181	514
Sappi	27,323	196
Sasol	26,925	969
Shoprite Holdings	21,221	441
Sibanye Gold	94,387	110
SPAR Group	9,534	165
Standard Bank Group	62,994	1,065
Steinhoff International Holdings	144,903	83
Telkom	17,000	74
Tiger Brands	7,559	293
Truworths International	22,773	188
Vodacom Group	25,598	353
Woolworths Holdings	45,875	248
		19,230
South Korea – 1.5%
Amorepacific	1,435	403
AMOREPACIFIC Group *	1,371	182
BGF retail *	397	82
BNK Financial Group *	12,800	127
Celltrion Healthcare *	1,154	148
Cheil Worldwide	3,600	72
CJ *	749	129
CJ CheilJedang *	387	130
CJ E&M	1,082	92
CJ Logistics *	450	61
Coway	2,520	225
Daelim Industrial *	1,424	108
Daewoo Engineering & Construction *	7,140	41

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daewoo International	2,400	$54
Daum Kakao	1,551	203
DB Insurance	2,450	166
DGB Financial Group *	8,630	100
Dongsuh	2,311	63
Doosan Bobcat *	1,734	60
Doosan Heavy Industries & Construction *	2,600	41
E-Mart	934	255
GS Engineering & Construction *	2,600	81
GS Holdings *	2,397	156
GS Retail	1,580	58
Hana Financial Group	13,824	674
Hankook Tire *	3,460	173
Hanmi Pharm	325	182
Hanmi Science *	920	90
Hanon Systems	10,980	134
Hanssem *	550	88
Hanwha	2,530	112
Hanwha Chemical	5,420	179
Hanwha Life Insurance *	11,300	79
Hanwha Techwin *	1,854	58
Hotel Shilla	1,910	166
Hyosung	991	125
Hyundai Department Store *	824	80
Hyundai Development - Engineering & Construction	2,700	112
Hyundai Engineering & Construction *	3,628	146
Hyundai Glovis *	913	119
Hyundai Heavy Industries *	1,473	192
Hyundai Marine & Fire Insurance	3,730	162
Hyundai Mobis	3,349	776
Hyundai Motor	7,227	1,096
Hyundai Robotics *	411	176
Hyundai Steel	3,755	200
Hyundai Wia	1,010	59
Industrial Bank of Korea	11,650	182
ING Life Insurance Korea (A)	1,000	55
Kangwon Land *	5,400	164
KB Financial Group	18,618	1,173
KCC	344	135
KEPCO Plant Service & Engineering *	1,320	52
Kia Motors	11,920	387
Korea Aerospace Industries *	3,160	156
Korea Electric Power	11,370	381
Korea Gas *	1,500	69
Korea Investment Holdings *	1,970	161
Korea Zinc *	409	197
Korean Air Lines *	2,476	89
KT	1,650	46
KT&G	5,242	523
Kumho Petrochemical *	1,057	102
LG	4,286	358

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LG Chemical	2,257	$913
LG Display	10,500	317
LG Electronics	4,861	467
LG Household & Health Care	449	495
LG Innotek	700	82
Lotte *	2,240	146
Lotte Chemical	762	300
Lotte Shopping *	535	121
Medy-Tox	198	113
Mirae Asset Daewoo	20,016	211
NAVER	1,313	1,119
NCSoft	847	351
Netmarble Games *(A)	800	130
NH Investment & Securities *	7,300	115
OCI	1,108	175
Orion *	1,315	144
Ottogi *	124	89
Pan Ocean *	10,659	60
POSCO	3,474	1,238
S-1, Cl 1	1,060	99
Samsung Biologics *(A)	790	324
Samsung C&T	3,460	460
Samsung Card	1,800	66
Samsung Electro-Mechanics	2,553	255
Samsung Electronics	4,631	10,820
Samsung Fire & Marine Insurance	1,511	409
Samsung Heavy Industries *	12,480	107
Samsung Life Insurance	3,175	384
Samsung SDI	2,502	462
Samsung SDS	1,640	394
Samsung Securities	3,270	133
Shinhan Financial Group	20,000	998
Shinsegae	400	129
SillaJen *	2,485	246
SK C&C *	1,994	595
SK Hynix	27,530	1,895
SK Innovation	2,892	554
SK Networks *	7,030	43
SK Telecom	927	231
S-Oil	2,143	247
Woori Bank	15,693	248
Yuhan *	474	103
		38,233
Spain – 0.6%
Abertis Infraestructuras	22,207	540
ACS Actividades de Construccion y Servicios	7,575	304
Aena SME (A)	2,104	460
Amadeus IT Group, Cl A	13,920	1,083
Banco Bilbao Vizcaya Argentaria	210,600	1,985
Banco de Sabadell	173,048	413
Banco Santander	513,365	3,826

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bankia	33,368	$170
Bankinter	23,728	274
CaixaBank	111,946	606
Enagas	7,589	207
Endesa	10,248	231
Ferrovial	16,369	377
Gas Natural	11,286	262
Grifols	9,603	310
Iberdrola	191,585	1,565
Industria de Diseno Textil	34,337	1,235
International Consolidated Airlines Group	19,393	177
Mapfre	31,227	111
Red Electrica	13,879	295
Repsol	39,388	744
Siemens Gamesa Renewable Energy	7,701	121
Telefonica	142,461	1,465
		16,761
Sweden – 0.5%
Alfa Laval	10,179	268
Assa Abloy, Cl B	32,801	729
Atlas Copco, Cl B	12,124	508
Atlas Copco, Cl A	21,151	995
Boliden	8,844	322
Electrolux	7,787	276
Essity, Cl B	19,934	599
Getinge, Cl B	6,627	91
Hennes & Mauritz, Cl B	29,641	526
Hexagon, Cl B	8,089	483
Husqvarna, Cl B	12,063	126
ICA Gruppen	2,331	91
Industrivarden, Cl C	4,756	127
Investor, Cl B	14,868	729
Kinnevik	8,085	296
L E Lundbergforetagen, Cl B	1,123	91
Lundin Petroleum *	5,407	135
Nordea Bank	96,041	1,189
Sandvik	36,347	718
Securitas, Cl B	9,072	168
Skandinaviska Enskilda Banken, Cl A	50,280	637
Skanska, Cl B	10,951	223
SKF, Cl B	12,789	317
Svenska Handelsbanken, Cl A	48,160	703
Swedbank, Cl A	28,549	732
Swedish Match	5,693	231
Tele2, Cl B	10,485	132
Telefonaktiebolaget LM Ericsson, Cl B	96,056	619
TeliaSonera	81,357	410
Volvo, Cl B	48,901	1,001
		13,472
Switzerland – 1.5%
ABB	59,475	1,660

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Adecco Group	5,153	$425
Baloise Holding	1,619	265
Barry Callebaut	64	131
Chocoladefabriken Lindt & Spruengli	36	432
Cie Financiere Richemont	16,490	1,584
Clariant	7,297	209
Coca-Cola	5,976	201
Credit Suisse Group	76,846	1,485
Dufry *	1,275	198
EMS-Chemie Holding	237	174
Geberit	1,149	545
Givaudan	302	728
Julius Baer Group	7,230	497
Kuehne + Nagel International	1,736	319
LafargeHolcim	14,183	870
Lonza Group	2,352	655
Nestle	99,211	8,583
Novartis	70,565	6,391
Pargesa Holding	1,322	121
Partners Group Holding	561	437
Roche Holding	22,300	5,504
Schindler Holding	1,874	466
SGS	168	452
Sika	71	616
Sonova Holding	1,695	274
Straumann Holding	308	236
Swatch Group	2,970	615
Swiss Life Holding	1,001	376
Swiss Prime Site	2,396	232
Swiss Re	10,218	1,009
Swisscom	794	434
Transocean *	23,500	254
UBS Group	117,207	2,383
Vifor Pharma	1,486	219
Zurich Insurance Group	4,780	1,573
		40,553
Taiwan – 1.1%
Acer	144,000	137
Advanced Semiconductor Engineering ADR	29,600	212
Advanced Semiconductor Engineering	133,029	189
Advantech	15,399	120
Airtac International Group	5,000	79
Asia Cement	104,000	107
Asia Pacific Telecom	93,000	32
Asustek Computer	31,000	299
AU Optronics	363,000	173
Catcher Technology	29,000	332
Cathay Financial Holding	356,000	667
Chailease Holding	47,000	158
Chang Hwa Commercial Bank	217,497	128
Cheng Shin Rubber Industry	87,000	152
Chicony Electronics	22,220	59

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Airlines *	116,000	$48
China Development Financial Holding	611,000	224
China Life Insurance	171,479	177
China Steel	557,000	476
Chunghwa Telecom	165,000	614
Compal Electronics	186,000	138
CTBC Financial Holding	765,720	560
Delta Electronics	85,000	429
E.Sun Financial Holding	399,470	263
Eclat Textile	6,120	61
Eva Airways	103,000	55
Evergreen Marine Taiwan *	98,021	58
Far Eastern New Century	147,000	131
Far EasTone Telecommunications	71,000	185
Feng TAY Enterprise	15,000	71
First Financial Holding	433,821	300
Formosa Chemicals & Fibre	141,000	527
Formosa Petrochemical	59,000	251
Formosa Plastics	180,000	639
Formosa Taffeta	34,000	38
Foxconn Technology	42,250	121
Fubon Financial Holding	291,000	541
General Interface Solution Holding	4,000	30
Giant Manufacturing	9,000	50
Globalwafers	10,000	153
Highwealth Construction	40,000	63
Hiwin Technologies	10,200	132
Hon Hai Precision Industry	714,400	2,260
Hotai Motor	12,000	156
HTC *	27,000	66
Hua Nan Financial Holdings	347,911	208
Innolux	406,000	192
Inventec	111,000	91
Largan Precision	4,000	550
Lite-On Technology	88,224	130
Macronix International *	72,000	113
MediaTek	65,000	667
Mega Financial Holding	475,000	412
Micro-Star International	28,000	93
Nan Ya Plastics	207,000	569
Nanya Technology	33,000	90
Nien Made Enterprise *	6,000	62
Novatek Microelectronics	27,000	113
Pegatron	87,000	236
Phison Electronics	7,000	72
Pou Chen	98,000	132
Powertech Technology	25,000	81
President Chain Store	25,000	247
Quanta Computer	120,000	261
Realtek Semiconductor	19,000	76
Ruentex Development *	45,600	52
Ruentex Industries	28,000	49

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shin Kong Financial Holding	362,000	$133
Siliconware Precision Industries ADR	16,675	142
SinoPac Financial Holdings	463,473	160
Standard Foods	26,000	67
Synnex Technology International	56,700	80
TaiMed Biologics *	9,000	62
Taishin Financial Holding	424,753	214
Taiwan Business Bank	217,381	64
Taiwan Cement	150,000	194
Taiwan Cooperative Financial Holding	356,019	212
Taiwan High Speed Rail *	73,000	60
Taiwan Mobile	74,000	283
Taiwan Semiconductor Manufacturing	802,000	7,017
Taiwan Semiconductor Manufacturing ADR	57,200	2,592
Teco Electric and Machinery	65,000	63
Uni-President Enterprises	210,000	504
United Microelectronics	538,000	263
Vanguard International Semiconductor	32,000	72
Win Semiconductors	15,000	134
Winbond Electronics	130,000	105
Wistron	100,737	85
WPG Holdings	73,000	100
Yageo	9,000	119
Yuanta Financial Holding	401,000	193
Zhen Ding Technology Holding	22,000	50
		29,125
Thailand – 0.3%
Advanced Info Service NVDR	46,200	284
Airports of Thailand NVDR	190,000	425
Bangkok Bank NVDR	12,600	83
Bangkok Dusit Medical Services NVDR	216,600	149
Bangkok Expressway & Metro NVDR	334,400	83
Banpu NVDR	85,300	62
Berli Jucker NVDR	50,700	93
BTS Group Holdings NVDR	276,100	71
Bumrungrad Hospital NVDR	14,900	93
Central Pattana NVDR	59,800	159
Charoen Pokphand Foods NVDR	133,900	101
CP ALL NVDR	244,400	622
Delta Electronics Thailand NVDR	25,400	63
Electricity Generating NVDR	7,100	50
Energy Absolute NVDR	55,100	119
Fabrinet *	4,258	106
Glow Energy NVDR	25,100	68
Home Product Center NVDR	196,900	89
Indorama Ventures NVDR	79,100	142
IRPC NVDR	496,500	117
Kasikornbank	51,700	381
Kasikornbank NVDR	55,000	404
KCE Electronics NVDR	12,200	29
Krung Thai Bank NVDR	166,400	106
Minor International NVDR	99,100	139

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTT NVDR	47,000	$738
PTT Exploration & Production NVDR	62,700	238
PTT Global Chemical NVDR	100,200	308
Robinson NVDR	25,500	58
Siam Cement NVDR	5,800	91
Siam Cement	13,400	211
Siam Commercial Bank NVDR	81,500	410
Thai Oil NVDR	49,900	163
Thai Union Frozen Products NVDR	94,300	62
TMB Bank NVDR	629,600	58
True NVDR *	434,932	94
		6,469
Turkey – 0.1%
Akbank Turk	96,778	282
Anadolu Efes Biracilik Ve Malt Sanayii	10,784	80
Arcelik	11,123	57
Aselsan Elektronik Sanayi Ve Ticaret	8,700	77
BIM Birlesik Magazalar	10,630	213
Coca-Cola Icecek	3,923	38
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	80,676	57
Eregli Demir ve Celik Fabrikalari	65,474	174
Ford Otomotiv Sanayi	3,700	59
Haci Omer Sabanci Holding	41,698	127
KOC Holding	33,835	165
Petkim Petrokimya Holding	34,800	74
TAV Havalimanlari Holding	8,800	52
Tofas Turk Otomobil Fabrikasi	6,300	54
Tupras Turkiye Petrol Rafinerileri	5,735	176
Turk Hava Yollari *	27,600	121
Turk Telekomunikasyon	23,200	39
Turkcell Iletisim Hizmetleri	46,271	193
Turkiye Garanti Bankasi	101,672	333
Turkiye Halk Bankasi	29,352	79
Turkiye Is Bankasi, Cl C	72,297	155
Turkiye Sise ve Cam Fabrikalari	34,186	46
Turkiye Vakiflar Bankasi, Cl D	37,100	74
Ulker Biskuvi Sanayi	7,649	48
Yapi ve Kredi Bankasi	42,900	53
		2,826
United Arab Emirates – 0.1%
Abu Dhabi Commercial Bank PJSC	85,164	168
Aldar Properties PJSC	125,248	78
DAMAC Properties Dubai PJSC	85,929	78
DP World	7,288	193
Dubai Islamic Bank PJSC	56,144	93
DXB Entertainments PJSC *	170,393	30
Emaar Malls PJSC	101,378	64
Emaar Properties PJSC	160,068	287
Emirates Telecommunications Group PJSC	92,644	449

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Abu Dhabi Bank PJSC	83,586	$255
		1,695
United Kingdom – 3.2%
3i Group	31,505	417
Admiral Group	6,119	161
Anglo American	42,361	1,029
Antofagasta	11,425	151
Aon	14,900	2,118
Ashtead Group	15,916	476
Associated British Foods	11,055	430
AstraZeneca	40,350	2,804
Auto Trader Group (A)	29,002	149
Aviva	128,995	941
Babcock International Group	7,304	71
BAE Systems	101,101	854
Barclays	549,312	1,562
Barratt Developments	32,516	271
Berkeley Group Holdings	4,350	245
BHP Billiton	66,775	1,485
BP	627,255	4,470
British American Tobacco	72,811	4,990
British Land ‡	31,466	299
BT Group, Cl A	268,189	974
Bunzl	10,503	308
Burberry Group	14,117	317
Capita	19,254	50
Carnival	5,930	419
Centrica	176,645	335
Cobham	69,272	129
Compass Group	50,065	1,055
ConvaTec Group (A)	45,351	130
Croda International	4,553	290
DCC	2,855	301
Diageo	80,218	2,889
Direct Line Insurance Group	46,039	242
easyJet	4,603	109
Ensco, Cl A	51,979	307
Ferguson	8,011	619
Fresnillo	6,405	122
G4S	44,953	182
GKN	55,283	332
GlaxoSmithKline	156,667	2,942
Glencore	392,913	2,256
Hammerson ‡	25,965	182
Hargreaves Lansdown	9,217	243
HSBC Holdings	640,456	6,841
IMI	7,879	149
Imperial Tobacco Group	30,315	1,250
InterContinental Hotels Group	5,635	378
Intertek Group	5,183	370
Investec	22,117	172
ITV	113,421	269

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
J Sainsbury	53,946	$194
John Wood Group	21,241	196
Johnson Matthey	6,247	307
Kingfisher	66,082	326
Land Securities Group ‡	23,135	330
Larsen & Toubro GDR	18,000	400
Legal & General Group	192,238	740
Lloyds Banking Group	2,277,253	2,251
London Stock Exchange Group	9,817	548
LUKOIL PJSC ADR	19,582	1,293
Marks & Spencer Group	52,417	225
Mediclinic International	10,680	91
Meggitt	22,459	148
Merlin Entertainments (A)	20,559	96
MMC Norilsk Nickel PJSC ADR	28,301	582
Mondi	11,637	311
National Grid	107,400	1,229
Next	4,943	358
Old Mutual	153,828	511
Pearson	26,527	262
Persimmon	10,026	357
PhosAgro PJSC GDR	4,700	75
Prudential	82,672	2,241
Randgold Resources	2,948	297
Reckitt Benckiser Group	21,195	2,050
RELX	33,187	735
Rio Tinto	38,995	2,175
Rolls-Royce Holdings	52,749	654
Rosneft Oil PJSC GDR	69,843	428
Rowan, Cl A *	14,252	210
Royal Bank of Scotland Group *	111,299	455
Royal Mail	26,075	174
RSA Insurance Group	32,826	289
Sage Group	34,232	365
Schroders	3,929	208
Segro ‡	34,265	283
Severn Trent	7,638	212
Shire	29,040	1,374
Sky	32,234	485
Smith & Nephew	27,782	501
Smiths Group	12,704	289
SSE	32,332	600
St. James’s Place	17,007	287
Standard Chartered	104,207	1,215
Standard Life Aberdeen	82,233	498
State Bank of India GDR	6,500	322
Tata Steel GDR	20,000	232
Tatneft PJSC ADR	11,874	720
Taylor Wimpey	103,787	281
Tesco	260,765	775
Travis Perkins	7,240	150
Unilever	40,257	2,290

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Utilities Group	21,667	$227
Vodafone Group	849,568	2,713
VTB Bank GDR	145,518	276
Weir Group	7,952	250
Whitbread	5,747	317
WM Morrison Supermarkets	72,034	227
WPP	40,517	736
		83,456
United States – 68.3%
Consumer Discretionary – 8.9%
1-800-Flowers.com, Cl A *	3,676	38
Aaron’s	7,650	313
Abercrombie & Fitch, Cl A	8,056	167
Acushnet Holdings	3,919	84
Adient	5,614	364
Adtalem Global Education	7,406	341
Advance Auto Parts	4,000	468
Amazon.com *	22,973	33,331
AMC Entertainment Holdings, Cl A	6,549	84
AMC Networks, Cl A *	3,000	155
American Axle & Manufacturing Holdings *	12,080	213
American Eagle Outfitters	19,516	351
American Outdoor Brands *	6,477	77
American Public Education *	1,985	50
America’s Car-Mart *	853	39
Aramark	13,900	637
Asbury Automotive Group *	2,277	165
Ascena Retail Group *	19,752	43
Ascent Capital Group, Cl A *	1,119	11
At Home Group *	703	22
AutoNation *	3,900	235
AutoZone *	1,600	1,225
AV Homes *	1,346	23
Barnes & Noble	7,360	35
Barnes & Noble Education *	4,813	32
Bassett Furniture Industries	1,272	43
Beasley Broadcast Group, Cl A	771	10
Beazer Homes USA *	3,957	73
Bed Bath & Beyond	8,100	187
Belmond, Cl A *	10,730	138
Best Buy	15,000	1,096
Big 5 Sporting Goods	1,942	11
Big Lots	5,230	318
Biglari Holdings *	128	53
BJ’s Restaurants	2,509	95
Bloomin’ Brands	11,009	243
Bojangles’ *	2,312	28
Boot Barn Holdings *	1,483	26
BorgWarner	12,300	692
Boyd Gaming	10,018	395
Bridgepoint Education, Cl A *	1,977	15
Bright Horizons Family Solutions *	3,300	324

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brinker International	5,523	$201
Brunswick	5,100	320
Buckle	3,341	67
Buffalo Wild Wings *	1,861	292
Build-A-Bear Workshop, Cl A *	1,447	12
Burlington Stores *	3,900	475
Cable One	300	212
Caesars Entertainment *	16,169	226
CalAtlantic Group	4,300	241
Caleres	4,981	148
Callaway Golf	11,414	169
Cambium Learning Group *	1,588	11
Camping World Holdings, Cl A	3,875	173
Capella Education	1,400	111
Career Education *	8,340	103
CarMax *	10,600	757
Carnival	23,400	1,676
Carriage Services, Cl A	1,772	47
Carrols Restaurant Group *	4,136	51
Carter’s	2,600	313
Carvana, Cl A *	1,778	34
Cato, Cl A	3,063	36
Cavco Industries *	1,030	158
CBS, Cl B	19,605	1,129
Century Casinos *	2,308	21
Century Communities *	2,451	77
Charter Communications, Cl A *	10,953	4,132
Cheesecake Factory	5,091	250
Chegg *	11,590	201
Chico’s FAS	15,621	149
Children’s Place	2,070	310
Chipotle Mexican Grill, Cl A *	1,457	473
Choice Hotels International	2,000	164
Churchill Downs	1,632	423
Chuy’s Holdings *	1,865	49
Cinemark Holdings	5,800	213
Citi Trends	1,503	35
Clarus *	3,109	23
Clear Channel Outdoor Holdings, Cl A	5,326	26
Collectors Universe	822	23
Columbia Sportswear	3,508	262
Comcast, Cl A	270,144	11,489
Conn’s *	2,229	74
Container Store Group *	1,817	9
Cooper Tire & Rubber	6,102	239
Cooper-Standard Holdings *	2,046	255
Core-Mark Holding	5,427	120
Cracker Barrel Old Country Store	2,317	409
Crocs *	8,558	116
CSS Industries	923	24
Ctrip.com International ADR *	18,100	847
Culp	1,396	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daily Journal *	117	$27
Dana	17,704	584
Darden Restaurants	7,100	681
Dave & Buster’s Entertainment *	5,016	236
Deckers Outdoor *	3,771	323
Del Frisco’s Restaurant Group *	2,835	50
Del Taco Restaurants *	4,198	53
Delphi Automotive *	15,300	1,452
Delphi Technologies	5,100	282
Delta Apparel *	780	15
Denny’s *	7,798	117
Dick’s Sporting Goods	5,000	157
Dillard’s, Cl A	1,712	116
DineEquity	2,105	117
Discovery Communications, Cl A *	8,200	206
Discovery Communications, Cl C *	11,100	265
DISH Network, Cl A *	12,300	577
Dollar General	15,800	1,629
Dollar Tree *	13,400	1,541
Domino’s Pizza	2,700	585
Dorman Products *	3,266	246
DR Horton	19,400	952
Drive Shack	7,011	36
DSW, Cl A	7,879	158
Duluth Holdings, Cl B *	1,015	18
Dunkin’ Brands Group	5,100	330
El Pollo Loco Holdings *	2,135	21
Eldorado Resorts *	5,709	197
Emerald Expositions Events	2,311	50
Empire Resorts *	595	17
Entercom Communications, Cl A	15,478	171
Entravision Communications, Cl A	7,773	54
Eros International *	3,373	38
Escalade	1,183	15
Ethan Allen Interiors	3,098	77
EW Scripps, Cl A *	7,113	114
Expedia	7,100	909
Express *	8,701	61
Extended Stay America	10,411	211
Fiesta Restaurant Group *	3,113	60
Finish Line, Cl A	5,179	59
Five Below *	6,480	421
Flexsteel Industries	840	36
Floor & Decor Holdings, Cl A *	900	42
Fogo De Chao *	1,483	19
Foot Locker	7,300	359
Ford Motor	224,700	2,465
Fossil Group *	5,903	47
Fox Factory Holding *	4,279	164
Francesca’s Holdings *	4,764	28
Fred’s, Cl A	4,058	13
FTD *	2,081	12

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Funko, Cl A *	1,600	$12
Gaia, Cl A *	1,024	12
GameStop, Cl A	5,200	87
Gannett	13,743	162
Gap	13,100	435
Garmin	7,000	441
General Motors	76,100	3,227
Genesco *	2,311	81
Gentex	15,700	372
Gentherm *	4,445	142
Genuine Parts	8,300	864
G-III Apparel Group *	5,123	191
Global Eagle Entertainment *	4,904	14
GNC Holdings, Cl A	7,620	33
Golden Entertainment *	1,124	35
Goodyear Tire & Rubber	14,400	501
GoPro, Cl A *	13,230	72
Graham Holdings, Cl B	300	178
Grand Canyon Education *	5,665	527
Gray Television *	7,532	123
Green Brick Partners *	2,540	28
Group 1 Automotive	2,419	190
Groupon, Cl A *	41,335	219
Guess?	7,203	132
H&R Block	11,400	303
Habit Restaurants, Cl A *	2,655	23
Hamilton Beach Brands Holding, Cl A	668	17
Hanesbrands	20,300	441
Harley-Davidson	9,700	470
Hasbro	6,400	605
Haverty Furniture	2,369	53
Helen of Troy *	3,353	312
Hemisphere Media Group, Cl A *	2,028	22
Hibbett Sports *	2,572	58
Hilton Grand Vacations *	3,580	161
Hilton Worldwide Holdings	12,666	1,085
Home Depot	68,100	13,681
Hooker Furniture	1,425	53
Horizon Global *	2,690	23
Houghton Mifflin Harcourt *	12,135	102
Hovnanian Enterprises, Cl A *	15,775	32
Hyatt Hotels, Cl A	2,500	203
Iconix Brand Group *	6,798	9
ILG	12,754	401
Inspired Entertainment *	644	4
Installed Building Products *	2,583	186
International Game Technology	6,709	195
International Speedway, Cl A	2,972	138
Interpublic Group	21,900	479
iRobot *	3,156	280
J Alexander’s Holdings *	1,477	14
J. Jill *	1,734	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jack in the Box	3,550	$323
JC Penney *	36,401	135
JD.com ADR *	32,300	1,590
John Wiley & Sons, Cl A	2,900	184
Johnson Outdoors, Cl A	543	33
K12 *	4,730	82
KB Home	10,388	327
Kirkland’s *	1,593	17
Kohl’s	10,000	648
L Brands	14,000	701
La Quinta Holdings *	10,040	200
Lands’ End *	1,574	26
Las Vegas Sands	20,800	1,612
Laureate Education, Cl A *	6,629	95
La-Z-Boy, Cl Z	5,899	178
LCI Industries	2,921	322
Lear	4,000	773
Leggett & Platt	7,400	344
Lennar, Cl B	528	27
Lennar, Cl A	11,600	727
LGI Homes *	2,139	145
Libbey	2,294	16
Liberty Broadband, Cl C *	5,800	554
Liberty Broadband, Cl A *	1,300	123
Liberty Expedia Holdings, Cl A *	3,180	149
Liberty Interactive QVC Group, Cl A *	25,800	725
Liberty Media -Liberty Braves, Cl C *	4,140	97
Liberty Media -Liberty Braves, Cl A *	1,422	34
Liberty Media -Liberty Formula One, Cl A *	1,800	64
Liberty Media -Liberty Formula One, Cl C *	10,300	388
Liberty Media -Liberty SiriusXM, Cl C *	10,300	462
Liberty Media -Liberty SiriusXM, Cl A *	5,100	230
Liberty Tax	772	8
Liberty TripAdvisor Holdings, Cl A *	8,472	75
Liberty Ventures, Ser A *	4,320	255
Lifetime Brands	1,210	21
Lindblad Expeditions Holdings *	2,789	26
Lions Gate Entertainment, Cl B	5,267	169
Lions Gate Entertainment, Cl A	3,450	117
Lithia Motors, Cl A	2,843	355
Live Nation Entertainment *	7,900	356
LKQ *	17,500	736
Loral Space & Communications *	1,542	72
Lowe’s	48,400	5,069
Lululemon Athletica *	5,400	422
Lumber Liquidators Holdings *	3,240	91
M/I Homes *	3,311	107
Macy’s	17,100	444
Madison Square Garden *	1,000	216
Malibu Boats, Cl A *	2,625	87
Marcus	2,215	58
Marine Products	1,280	19

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MarineMax *	2,983	$68
Marriott International, Cl A	17,980	2,649
Marriott Vacations Worldwide	2,620	399
Mattel	20,700	328
MCBC Holdings *	2,399	58
McDonald’s	46,700	7,992
MDC Holdings	5,469	184
Meredith	4,784	316
Meritage Homes *	4,602	218
MGM Resorts International	29,300	1,068
Michael Kors Holdings *	8,400	554
Michaels *	7,200	193
Modine Manufacturing *	5,770	135
Mohawk Industries *	3,500	984
Monarch Casino & Resort *	1,406	64
Monro	3,878	219
Motorcar Parts of America *	2,210	60
Movado Group	1,851	57
MSG Networks *	7,322	176
Murphy USA *	1,900	162
Nathan’s Famous	329	23
National CineMedia	7,191	48
National Vision Holdings *	2,200	86
Nautilus *	3,639	47
Netflix *	23,700	6,406
New Home *	1,409	17
New Media Investment Group	6,207	105
New York Times, Cl A	15,191	353
Newell Rubbermaid	28,200	746
News	6,400	112
News, Cl A	21,600	370
Nexstar Media Group, Cl A	5,364	403
NIKE, Cl B	75,800	5,171
Noodles, Cl A *	1,238	7
Nordstrom	6,700	330
Norwegian Cruise Line Holdings *	10,800	656
Nutrisystem	3,621	157
NVR *	190	604
Office Depot	61,044	198
Ollie’s Bargain Outlet Holdings *	5,758	320
Omnicom Group	13,400	1,027
O’Reilly Automotive *	5,000	1,323
Overstock.com *	1,973	136
Oxford Industries	1,980	156
Papa John’s International	3,074	199
Party City Holdco *	3,239	47
Penn National Gaming *	10,097	322
Penske Automotive Group	2,300	120
Perry Ellis International *	1,747	42
PetMed Express	2,376	107
PICO Holdings	2,861	37
Pier 1 Imports	9,294	31

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pinnacle Entertainment *	6,468	$209
Planet Fitness, Cl A *	10,619	359
Polaris Industries	3,300	373
Pool	2,300	311
Potbelly *	2,501	30
Priceline Group *	2,860	5,468
PulteGroup	16,200	516
PVH	4,400	682
Ralph Lauren, Cl A	3,100	354
RCI Hospitality Holdings	1,268	37
Reading International, Cl A *	1,787	29
Red Lion Hotels *	1,568	16
Red Robin Gourmet Burgers *	1,508	79
Red Rock Resorts, Cl A	8,347	290
Regal Entertainment Group, Cl A	6,960	159
Regis *	4,392	70
Rent-A-Center, Cl A	5,070	55
RH *	2,443	230
Ross Stores	22,200	1,829
Royal Caribbean Cruises	9,900	1,322
Ruth’s Hospitality Group	3,619	86
Saga Communications, Cl A	403	16
Salem Media Group, Cl A	1,242	6
Sally Beauty Holdings *	7,400	123
Scholastic	3,322	128
Scientific Games, Cl A *	6,339	296
Scripps Networks Interactive, Cl A	5,000	440
Sears Holdings *	1,235	3
SeaWorld Entertainment *	8,402	128
Sequential Brands Group *	4,116	7
Service International	10,400	416
ServiceMaster Global Holdings *	7,700	406
Shake Shack, Cl A *	2,811	123
Shiloh Industries *	1,208	9
Shoe Carnival	1,494	34
Shutterfly *	4,031	275
Signet Jewelers	4,000	212
Sinclair Broadcast Group, Cl A	8,610	319
Sirius XM Holdings	85,100	520
Six Flags Entertainment	3,600	243
Skechers, Cl A *	7,800	321
Sleep Number *	4,645	175
Sonic	4,793	124
Sonic Automotive, Cl A	3,153	68
Sotheby’s *	4,631	244
Speedway Motorsports	1,247	26
Sportsman’s Warehouse Holdings *	5,337	27
Standard Motor Products	2,543	122
Starbucks	81,400	4,624
Steven Madden	7,263	336
Stoneridge *	3,149	77
Strayer Education	1,305	121

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sturm Ruger	2,083	$110
Superior Industries International	2,867	48
Superior Uniform Group	883	21
Tailored Brands	6,071	147
TAL Education Group ADR	14,400	469
Tapestry	16,000	753
Target	31,700	2,384
Taylor Morrison Home, Cl A *	13,320	339
TEGNA	12,100	175
Tempur Sealy International *	2,700	161
Tenneco	6,243	362
Tesla *	7,650	2,710
Texas Roadhouse, Cl A	8,186	481
Thor Industries	2,700	369
Tiffany	6,300	672
Tile Shop Holdings	5,052	47
Tilly’s, Cl A	1,360	20
Time Warner	44,900	4,281
TJX	36,900	2,964
Toll Brothers	8,800	410
TopBuild *	4,352	333
Tower International	2,446	74
Townsquare Media, Cl A *	1,006	8
Tractor Supply	7,200	549
TRI Pointe Group *	18,089	295
Tribune Media, Cl A	4,900	209
TripAdvisor *	6,500	225
tronc *	2,259	46
Tupperware Brands	2,700	156
Twenty-First Century Fox	25,500	930
Twenty-First Century Fox, Cl A	60,400	2,229
Ulta Beauty *	3,300	733
Under Armour, Cl A *	10,900	151
Under Armour, Cl C *	11,143	143
Unifi *	1,944	69
Universal Electronics *	1,633	75
Urban Outfitters *	4,500	153
Vail Resorts	2,300	503
Vera Bradley *	2,130	20
VF	18,800	1,525
Viacom, Cl A	400	16
Viacom, Cl B	20,000	668
Vista Outdoor *	6,710	102
Visteon *	1,900	247
Vitamin Shoppe *	2,879	12
VOXX International, Cl A *	2,962	18
Walt Disney	89,500	9,726
Wayfair, Cl A *	2,100	193
Weight Watchers International *	3,407	219
Wendy’s	10,600	172
Weyco Group	709	22
Whirlpool	4,100	744

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WideOpenWest *	2,491	$26
William Lyon Homes, Cl A *	3,424	93
Williams-Sonoma	4,800	246
Wingstop, Cl A	3,623	175
Winmark	240	32
Winnebago Industries	3,841	175
Wolverine World Wide	11,556	379
World Wrestling Entertainment, Cl A	4,720	167
Wyndham Worldwide	6,000	745
Wynn Resorts	4,600	762
Yum China Holdings	40,000	1,856
Yum! Brands	20,100	1,700
ZAGG *	3,387	57
Zoe’s Kitchen *	2,028	30
Zumiez *	2,468	51
		235,604
Consumer Staples – 4.6%
Alico	360	10
Altria Group	110,600	7,780
Andersons	3,323	113
Archer-Daniels-Midland	31,500	1,353
B&G Foods, Cl A	7,817	258
Blue Buffalo Pet Products *	5,200	177
Boston Beer, Cl A *	1,014	192
Brown-Forman, Cl B	10,200	707
Brown-Forman, Cl A	3,300	228
Bunge	8,000	635
Calavo Growers	1,988	173
Cal-Maine Foods *	3,392	144
Campbell Soup	10,200	475
Casey’s General Stores	2,300	279
Castle Brands *	12,716	14
Central Garden & Pet *	1,377	54
Central Garden & Pet, Cl A *	4,271	161
Chefs’ Warehouse *	2,586	53
Church & Dwight	14,500	708
Clorox	7,500	1,063
Coca-Cola	222,330	10,581
Coca-Cola Bottling Consolidated	551	112
Colgate-Palmolive	49,800	3,697
Conagra Brands	22,800	866
Constellation Brands, Cl A	9,400	2,063
Costco Wholesale	25,200	4,911
Coty, Cl A	27,378	537
Craft Brew Alliance *	1,395	27
CVS Health	58,900	4,635
Darling Ingredients *	19,720	366
Dean Foods	10,678	111
Dr Pepper Snapple Group	10,500	1,253
Edgewell Personal Care *	3,200	181
elf Beauty *	2,429	50
Energizer Holdings	3,400	198

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder, Cl A	12,600	$1,700
Farmer Bros *	1,178	37
Flowers Foods	9,800	192
Fresh Del Monte Produce	3,873	183
Freshpet *	2,937	54
General Mills	32,900	1,924
Hain Celestial Group *	5,600	214
Herbalife *	3,700	307
Hershey	7,900	872
Hormel Foods	15,700	539
Hostess Brands, Cl A *	9,391	130
HRG Group *	14,377	262
Ingles Markets, Cl A	1,637	55
Ingredion	4,000	575
Inter Parfums	2,204	100
J&J Snack Foods	1,821	252
JM Smucker	6,400	812
John B Sanfilippo & Son	1,001	63
Kellogg	14,400	981
Kimberly-Clark	20,300	2,375
Kraft Heinz	34,687	2,719
Kroger	51,800	1,573
Lamb Weston Holdings	8,500	498
Lancaster Colony	2,242	288
Landec *	3,399	45
Lifeway Foods *	366	3
Limoneira	1,557	34
McCormick	6,900	750
Medifast	1,286	88
MGP Ingredients	1,503	135
Molson Coors Brewing, Cl B	9,800	823
Mondelez International, Cl A	84,800	3,765
Monster Beverage *	23,915	1,632
National Beverage	1,395	154
Natural Grocers by Vitamin Cottage *	1,014	9
Natural Health Trends	788	13
Nature’s Sunshine Products	1,461	18
Nu Skin Enterprises, Cl A	2,800	201
Oil-Dri Corp of America	545	21
Orchids Paper Products	947	14
PepsiCo	82,564	9,932
Performance Food Group *	10,957	376
Philip Morris International	89,800	9,629
Pilgrim’s Pride *	2,700	75
Pinnacle Foods	7,000	434
Post Holdings *	3,600	272
PriceSmart	2,646	225
Primo Water *	2,719	35
Procter & Gamble	147,976	12,776
Revlon, Cl A *	1,225	25
Rite Aid *	55,900	122
Sanderson Farms	2,435	309

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seaboard	18	$78
Seneca Foods, Cl A *	706	22
Smart & Final Stores *	3,072	29
Snyder’s-Lance	10,330	516
SpartanNash	4,535	110
Spectrum Brands Holdings	1,400	166
Sprouts Farmers Market *	7,100	198
SUPERVALU *	4,558	72
Sysco	28,100	1,767
Tootsie Roll Industries	2,117	76
TreeHouse Foods *	3,000	141
Turning Point Brands	706	15
Tyson Foods, Cl A	16,200	1,233
United Natural Foods *	6,153	293
Universal	3,016	145
US Foods Holding *	12,100	389
USANA Health Sciences *	1,327	99
Vector Group	11,937	254
Village Super Market, Cl A	776	18
Walgreens Boots Alliance	50,292	3,785
Wal-Mart Stores	83,600	8,912
WD-40	1,679	208
Weis Markets	1,125	45
		121,356
Energy – 3.7%
Abraxas Petroleum *	19,433	46
Adams Resources & Energy	241	11
Anadarko Petroleum	32,300	1,940
Andeavor	9,100	984
Antero Resources *	12,800	249
Apache	21,600	969
Approach Resources *	5,832	19
Arch Coal	2,277	205
Archrock	8,668	81
Baker Hughes a GE	24,200	778
Basic Energy Services *	2,043	40
Bill Barrett *	9,534	49
Bonanza Creek Energy *	2,490	70
Bristow Group	3,969	61
C&J Energy Services *	5,542	170
Cabot Oil & Gas	26,700	704
California Resources *	5,331	113
Callon Petroleum *	24,028	273
CARBO Ceramics *	2,698	21
Carrizo Oil & Gas *	9,149	184
Centennial Resource Development, Cl A *	7,000	143
Cheniere Energy *	11,700	662
Chesapeake Energy *	50,300	176
Chevron	109,203	13,689
Cimarex Energy	5,500	617
Clean Energy Fuels *	16,924	27
Cloud Peak Energy *	8,676	43

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CNX Resources *	12,400	$174
Concho Resources *	8,500	1,338
ConocoPhillips	69,800	4,105
CONSOL Energy *	1,550	50
Contango Oil & Gas *	2,784	11
Continental Resources *	4,700	261
CVR Energy	1,961	70
Delek US Holdings	9,293	324
Denbury Resources *	48,595	118
Devon Energy	30,500	1,262
DHT Holdings	11,331	39
Diamond Offshore Drilling *	7,590	134
Diamondback Energy *	5,600	703
Dorian LPG *	3,090	24
Dril-Quip *	4,619	239
Earthstone Energy, Cl A *	2,488	25
Eclipse Resources *	11,098	24
Energen *	5,400	282
Energy XXI Gulf Coast *	3,470	23
EOG Resources	33,200	3,818
EP Energy, Cl A *	4,198	8
EQT	13,663	742
Era Group *	2,125	22
Evolution Petroleum	2,696	21
Exterran *	3,988	115
Extraction Oil & Gas *	7,700	109
ExxonMobil	245,335	21,418
Fairmount Santrol Holdings *	18,202	101
Forum Energy Technologies *	9,804	166
Frontline	9,934	46
GasLog	5,034	102
Gastar Exploration *	25,183	25
Gazprom ADR	8,500	42
Gener8 Maritime *	6,543	38
Geospace Technologies *	1,380	19
Golar LNG	11,815	322
Green Plains	5,026	88
Gulf Island Fabrication	2,032	26
Gulfport Energy *	8,900	91
Halcon Resources *	15,201	121
Hallador Energy	2,517	18
Halliburton	49,900	2,680
Helix Energy Solutions Group *	17,587	132
Helmerich & Payne	6,200	447
Hess	16,200	818
HollyFrontier	10,200	489
Independence Contract Drilling *	3,276	15
International Seaways *	3,451	58
Isramco *	61	7
Jagged Peak Energy *	6,741	87
Jones Energy, Cl A *	7,681	9
Keane Group *	4,798	79

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Key Energy Services *	1,460	$22
Kinder Morgan	110,700	1,990
Kosmos Energy *	13,100	91
Laredo Petroleum *	7,728	75
Lilis Energy *	5,920	25
LUKOIL PJSC ADR	1,068	70
Mammoth Energy Services *	789	18
Marathon Oil	49,100	893
Marathon Petroleum	28,700	1,988
Matador Resources *	11,887	385
Matrix Service *	3,138	56
McDermott International *	34,296	301
Midstates Petroleum *	1,651	27
Murphy Oil	8,900	286
Nabors Industries	18,800	147
NACCO Industries, Cl A	419	18
National Oilwell Varco	21,700	796
Natural Gas Services Group *	1,534	42
Navios Maritime Acquisition	8,951	7
NCS Multistage Holdings *	1,295	21
Newfield Exploration *	10,900	345
Newpark Resources *	10,462	95
Noble *	28,655	134
Noble Energy	28,100	858
Novatek PJSC GDR	200	26
Oasis Petroleum *	32,010	277
Occidental Petroleum	44,100	3,306
Oceaneering International	5,000	103
Oil States International *	6,154	197
ONEOK	21,700	1,277
Overseas Shipholding Group, Cl A *	5,249	11
Pacific Ethanol *	5,229	22
Panhandle Oil and Gas, Cl A	2,014	41
Par Pacific Holdings *	3,646	66
Parker Drilling *	16,582	19
Parsley Energy, Cl A *	13,400	316
Patterson-UTI Energy	12,200	288
PBF Energy, Cl A	6,300	204
PDC Energy *	7,925	411
Peabody Energy *	8,014	324
Penn Virginia *	1,674	71
PHI *	1,270	15
Phillips 66	25,200	2,580
Pioneer Energy Services *	8,681	28
Pioneer Natural Resources	9,819	1,796
ProPetro Holding *	6,835	128
QEP Resources *	13,500	126
Range Resources	13,312	190
Ranger Energy Services, Cl A *	1,033	11
Renewable Energy Group *	4,517	48
Resolute Energy *	2,547	86
REX American Resources *	674	55

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RigNet *	1,379	$23
Ring Energy *	6,316	87
RPC	3,700	75
RSP Permian *	7,300	290
Sanchez Energy *	7,987	40
SandRidge Energy *	4,097	73
Schlumberger	80,228	5,903
Scorpio Tankers	29,427	78
SEACOR Holdings *	2,042	95
SEACOR Marine Holdings *	1,843	28
Select Energy Services, Cl A *	3,209	58
SemGroup, Cl A	8,115	232
Ship Finance International	7,013	107
SilverBow Resources *	983	30
SM Energy	6,900	161
Smart Sand *	2,898	27
Solaris Oilfield Infrastructure, Cl A *	2,324	44
Southwestern Energy *	26,900	114
SRC Energy *	28,522	284
Stone Energy *	2,289	83
Superior Energy Services *	18,465	193
Surgutneftegas ADR	52,837	282
Targa Resources	12,400	595
Tatneft PJSC ADR	553	33
Teekay Tankers, Cl A	25,962	33
Tellurian *	7,156	81
TETRA Technologies *	14,414	55
Ultra Petroleum *	23,227	162
Unit *	6,412	155
Uranium Energy *	19,351	30
US Silica Holdings	10,035	334
Valero Energy	25,500	2,447
W&T Offshore *	12,662	61
Westmoreland Coal *	1,965	2
Whiting Petroleum *	5,000	140
WildHorse Resource Development *	5,830	104
Willbros Group *	4,741	5
Williams	47,900	1,504
World Fuel Services	3,500	98
WPX Energy *	21,400	315
		98,982
Financials – 10.5%
1st Source	2,003	105
Access National	1,854	54
ACNB	1,002	30
Affiliated Managers Group	3,300	659
Aflac	22,500	1,984
AGNC Investment ‡	21,500	404
Alleghany *	900	565
Allegiance Bancshares *	1,385	56
Allstate	20,900	2,064
Ally Financial	26,500	789

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ambac Financial Group *	5,618	$91
American Equity Investment Life Holding	10,351	342
American Express	42,100	4,185
American Financial Group	4,100	465
American International Group	51,800	3,311
American National Bankshares	889	33
American National Insurance	400	51
Ameriprise Financial	8,600	1,451
Ameris Bancorp	4,398	235
AMERISAFE	2,313	140
Ames National	925	26
AmTrust Financial Services	10,006	134
Annaly Capital Management ‡	65,700	692
Anworth Mortgage Asset ‡	11,605	56
Apollo Commercial Real Estate Finance ‡	13,078	238
Arch Capital Group *	7,100	646
Ares Commercial Real Estate ‡	3,426	43
Argo Group International Holdings	3,447	211
Arlington Asset Investment, Cl A	3,530	37
ARMOUR Residential ‡	5,037	118
Arrow Financial	1,400	46
Arthur J Gallagher	10,200	697
Artisan Partners Asset Management, Cl A	5,432	213
Aspen Insurance Holdings	3,700	138
Associated Banc-Corp	8,100	200
Associated Capital Group	689	24
Assurant	3,200	293
Assured Guaranty	6,600	235
Athene Holding, Cl A *	6,300	316
Atlantic Capital Bancshares *	2,298	41
Atlas Financial Holdings *	1,157	23
Axis Capital Holdings	4,600	232
B. Riley Financial	2,344	44
Baldwin & Lyons, Cl B	954	22
Banc of California	5,384	106
BancFirst	2,074	116
Bancorp *	6,022	64
BancorpSouth Bank	10,451	351
Bank Mutual	4,906	51
Bank of America	560,230	17,927
Bank of Commerce Holdings	2,231	26
Bank of Hawaii	2,500	209
Bank of Marin Bancorp	756	52
Bank of New York Mellon	57,500	3,260
Bank of NT Butterfield & Son	6,517	262
Bank of the Ozarks	7,300	365
BankFinancial	1,654	26
BankUnited	6,600	271
Bankwell Financial Group	622	21
Banner	3,948	215
Bar Harbor Bankshares	1,849	52
BB&T	46,100	2,544

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BCB Bancorp	1,400	$21
Bear State Financial	2,705	28
Beneficial Bancorp	8,110	132
Berkshire Hathaway, Cl B *	111,243	23,848
Berkshire Hills Bancorp	4,806	182
BGC Partners, Cl A	12,700	182
BlackRock, Cl A	7,174	4,030
Blue Capital Reinsurance Holdings	649	8
Blue Hills Bancorp	3,046	59
BofI Holding *	7,171	258
BOK Financial	1,400	135
Boston Private Financial Holdings	10,021	154
Bridge Bancorp	2,183	75
Brighthouse Financial *	4,663	300
Brookline Bancorp	9,200	147
Brown & Brown	6,600	346
Bryn Mawr Bank	2,368	106
BSB Bancorp *	878	27
Byline Bancorp *	902	20
C&F Financial	348	19
Cadence BanCorp, Cl A *	2,367	66
Camden National	1,790	76
Cannae Holdings *	7,590	132
Capital City Bank Group	1,209	30
Capital One Financial	27,800	2,890
Capitol Federal Financial	15,251	199
Capstar Financial Holdings *	1,142	22
Capstead Mortgage ‡	11,297	93
Carolina Financial	2,320	96
Cathay General Bancorp	9,183	402
Cboe Global Markets	6,300	847
CBTX	400	11
CenterState Bank	7,520	195
Central Pacific Financial	3,680	109
Central Valley Community Bancorp	953	18
Century Bancorp, Cl A	330	26
Charles Schwab	68,100	3,632
Charter Financial	1,484	29
Chemical Financial	8,538	499
Chemung Financial	349	16
Cherry Hill Mortgage Investment ‡	1,376	23
Chimera Investment ‡	10,200	173
Chubb	26,900	4,200
Cincinnati Financial	8,600	661
CIT Group	7,932	402
Citigroup	152,900	12,000
Citizens, Cl A *	6,178	49
Citizens & Northern	1,238	29
Citizens Financial Group	29,000	1,331
City Holding	1,863	128
Civista Bancshares	1,387	31
Clifton Bancorp	2,505	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CME Group, Cl A	19,500	$2,993
CNA Financial	1,700	92
CNB Financial	1,773	48
CNO Financial Group	20,273	498
CoBiz Financial	4,880	98
Codorus Valley Bancorp	932	25
Cohen & Steers	2,479	101
Columbia Banking System	8,694	375
Comerica	10,000	952
Commerce Bancshares	5,155	302
Community Bank System	6,038	322
Community Bankers Trust *	3,068	25
Community Financial	581	21
Community Trust Bancorp	1,949	92
ConnectOne Bancorp	3,644	106
County Bancorp	531	15
Cowen, Cl A *	3,267	42
Crawford, Cl B	1,597	15
Credit Acceptance *	600	198
Cullen	3,300	351
Customers Bancorp *	3,488	107
CVB Financial	12,332	289
CYS Investments ‡	18,296	123
Diamond Hill Investment Group	368	77
Dime Community Bancshares	3,934	75
Discover Financial Services	21,300	1,700
DNB Financial	430	15
Donegal Group, Cl A	920	16
Donnelley Financial Solutions *	4,084	88
Dynex Capital ‡	5,973	39
E*TRADE Financial *	15,900	838
Eagle Bancorp *	3,819	241
East West Bancorp	8,000	527
Eaton Vance	6,100	353
eHealth *	1,941	34
Elevate Credit *	2,247	17
Ellington Residential Mortgage ‡	1,269	14
EMC Insurance Group	1,217	34
Employers Holdings	3,871	164
Encore Capital Group *	2,974	123
Enova International *	4,041	72
Enstar Group *	1,340	278
Entegra Financial *	930	26
Enterprise Bancorp	1,092	37
Enterprise Financial Services	2,737	133
Equity Bancshares, Cl A *	1,391	50
Erie Indemnity, Cl A	1,300	154
ESSA Bancorp	896	14
Essent Group *	9,925	462
Evans Bancorp	653	28
Evercore Partners, Cl A	4,696	472
Everest Re Group	2,300	529

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ezcorp, Cl A *	5,982	$71
FactSet Research Systems	2,200	441
Farmers & Merchants Bancorp	1,040	42
Farmers Capital Bank	798	31
Farmers National Banc	3,207	47
FB Financial *	1,531	65
FBL Financial Group, Cl A	1,153	80
FCB Financial Holdings, Cl A *	4,400	241
Federal Agricultural Mortgage, Cl C	1,056	85
Federated Investors, Cl B	5,800	201
Federated National Holding	1,355	20
Fidelity Southern	2,549	61
Fifth Third Bancorp	42,500	1,407
Financial Engines	6,988	199
Financial Institutions	1,706	53
First American Financial	6,400	378
First Bancorp	4,407	151
First BanCorp *	23,196	139
First Bancshares	1,196	38
First Busey	4,968	154
First Business Financial Services	878	21
First Citizens BancShares, Cl A	895	381
First Commonwealth Financial	11,570	167
First Community Bancshares	1,878	52
First Connecticut Bancorp	1,892	48
First Defiance Financial	1,212	67
First Financial	1,232	57
First Financial Bancorp	7,525	214
First Financial Bankshares	7,662	356
First Financial Northwest	992	16
First Foundation *	3,598	70
First Guaranty Bancshares	596	16
First Hawaiian	3,400	98
First Horizon National	17,300	344
First Internet Bancorp	968	36
First Interstate BancSystem, Cl A	3,152	132
First Merchants	4,986	215
First Mid-Illinois Bancshares	1,299	50
First Midwest Bancorp	12,348	307
First Northwest Bancorp *	1,198	20
First of Long Island	2,926	82
First Republic Bank	9,200	824
FirstCash	5,673	415
Flagstar Bancorp *	2,666	99
Flushing Financial	3,260	92
FNB	17,900	257
FNB Bancorp	795	28
FNF Group	14,900	581
Franklin Financial Network *	1,389	45
Franklin Resources	19,600	831
Fulton Financial	20,669	376
GAIN Capital Holdings	3,940	29

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GAMCO Investors, Cl A	432	$13
Genworth Financial, Cl A *	59,922	183
German American Bancorp	2,488	86
Glacier Bancorp	9,435	370
Global Indemnity *	1,110	47
Goldman Sachs Group	20,300	5,438
Granite Point Mortgage Trust ‡	5,426	94
Great Ajax ‡	1,911	26
Great Southern Bancorp	1,280	65
Great Western Bancorp	7,163	302
Green Bancorp *	2,654	63
Green Dot, Cl A *	5,598	343
Greene County Bancorp	367	13
Greenhill	3,146	58
Greenlight Capital Re, Cl A *	3,418	69
Guaranty Bancorp	2,929	83
Guaranty Bancshares	400	13
Hallmark Financial Services *	1,528	15
Hamilton Lane, Cl A	1,619	60
Hancock Holding	10,181	547
Hanmi Financial	3,769	119
Hannon Armstrong Sustainable Infrastructure Capital ‡	5,977	130
Hanover Insurance Group	2,400	272
HarborOne Bancorp *	1,578	29
Hartford Financial Services Group	20,700	1,216
HCI Group	817	29
Health Insurance Innovations, Cl A *	1,313	34
Heartland Financial	2,961	157
Heritage Commerce	4,580	73
Heritage Financial	3,459	107
Heritage Insurance Holdings	2,450	42
Hilltop Holdings	8,753	229
Hingham Institution	147	32
Home Bancorp	630	27
Home BancShares	18,915	454
HomeStreet *	3,416	101
HomeTrust Bancshares *	2,096	53
Hope Bancorp	15,689	299
Horace Mann Educators	4,975	205
Horizon Bancorp	2,950	90
Houlihan Lokey, Cl A	3,271	156
Howard Bancorp *	1,279	27
Huntington Bancshares	61,600	997
IBERIABANK	6,171	521
Impac Mortgage Holdings *	1,306	12
Independence Holding	787	23
Independent Bank	5,769	294
Independent Bank Group	2,071	149
Infinity Property & Casualty	1,295	131
Interactive Brokers Group, Cl A	4,000	256
Intercontinental Exchange	33,700	2,488

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Bancshares	6,528	$271
International. FCStone *	1,769	77
Invesco	22,800	824
Invesco Mortgage Capital ‡	13,378	217
Investar Holding	1,153	29
Investment Technology Group	3,754	80
Investors Bancorp	31,036	425
Investors Title	155	30
James River Group Holdings	3,221	122
JPMorgan Chase	199,806	23,112
Kearny Financial	9,383	129
Kemper	4,790	311
KeyCorp	63,004	1,348
Kingstone	1,352	28
Kinsale Capital Group	1,697	81
KKR Real Estate Finance Trust ‡	1,215	24
Ladder Capital, Cl A ‡	9,392	136
Ladenburg Thalmann Financial Services	13,018	40
Lakeland Bancorp	5,552	112
Lakeland Financial	2,923	140
Lazard, Cl A (B)	6,600	387
LCNB	952	19
LegacyTexas Financial Group	5,625	248
Legg Mason	4,500	192
LendingClub *	40,602	149
LendingTree *	785	289
Leucadia National	17,900	485
Lincoln National	12,700	1,052
Live Oak Bancshares	2,770	74
Loews	15,700	811
LPL Financial Holdings	5,300	316
M&T Bank	8,300	1,583
Macatawa Bank	2,871	30
Maiden Holdings	7,940	56
MainSource Financial Group	3,060	120
Malvern Bancorp *	945	23
Markel *	780	895
MarketAxess Holdings	2,200	432
Marlin Business Services	915	22
Marsh & McLennan	29,800	2,489
MB Financial	9,723	416
MBIA *	10,333	76
MBT Financial	1,920	22
Medley Management, Cl A	508	3
Mercantile Bank	1,891	66
Merchants Bancorp	1,123	23
Mercury General	1,573	77
Meridian Bancorp	5,925	121
Meta Financial Group	1,092	128
MetLife	52,200	2,509
Metropolitan Bank Holding *	500	24
MFA Financial ‡	23,500	168

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGIC Investment *	44,939	$666
Middlefield Banc	394	20
Midland States Bancorp	1,798	58
MidSouth Bancorp	2,105	30
MidWestOne Financial Group	1,438	48
Moelis, Cl A	3,693	191
Moody’s	9,600	1,553
Morgan Stanley	75,600	4,275
Morningstar	1,033	99
Mortgage Investment Trust ‡	3,297	57
MSCI, Cl A	5,100	710
MTGE Investment ‡	5,554	94
MutualFirst Financial	850	32
NASDAQ OMX Group	6,700	542
National Bank Holdings, Cl A	3,148	105
National Bankshares	720	31
National Commerce *	1,474	67
National General Holdings	6,092	122
National Western Life Group, Cl A	266	86
Nationstar Mortgage Holdings *	3,722	66
Navient	14,800	211
Navigators Group	2,520	122
NBT Bancorp	5,055	187
Nelnet, Cl A	2,242	117
New Residential Investment ‡	19,300	334
New York Community Bancorp	28,300	401
New York Mortgage Trust ‡	13,606	78
NI Holdings *	1,463	24
Nicolet Bankshares *	1,145	62
NMI Holdings, Cl A *	6,959	128
Northeast Bancorp	1,069	24
Northern Trust	12,100	1,275
Northfield Bancorp	4,954	83
Northrim BanCorp	733	25
Northwest Bancshares	11,191	189
Norwood Financial	828	26
OceanFirst Financial	3,863	102
Ocwen Financial *	13,830	47
OFG Bancorp	5,090	58
Ohio Valley Banc	608	25
Old Line Bancshares	900	28
Old National Bancorp	16,227	281
Old Point Financial	495	15
Old Republic International	13,700	294
Old Second Bancorp	3,841	56
OM Asset Management	8,861	159
On Deck Capital *	5,163	23
OneMain Holdings, Cl A *	4,400	144
Oppenheimer Holdings, Cl A	1,086	30
Opus Bank	2,544	69
Orchid Island Capital, Cl A ‡	5,372	41
Oritani Financial	5,093	85

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orrstown Financial Services	802	$20
Owens Realty Mortgage ‡	1,097	16
Pacific Mercantile Bancorp *	1,689	15
Pacific Premier Bancorp *	4,684	191
PacWest Bancorp	7,700	404
Park National	1,631	171
Parke Bancorp	880	18
PCSB Financial *	2,123	43
Peapack Gladstone Financial	2,167	77
Penns Woods Bancorp	503	22
PennyMac Financial Services, Cl A *	2,137	47
PennyMac Mortgage Investment Trust ‡	7,885	129
Peoples Bancorp	1,883	67
Peoples Bancorp of North Carolina	705	22
Peoples Financial Services	724	33
People’s United Financial	19,700	387
People’s Utah Bancorp	1,747	55
PHH *	3,619	32
Pinnacle Financial Partners	4,000	253
Piper Jaffray	1,771	163
PJT Partners	2,118	100
PNC Financial Services Group	28,000	4,425
Popular	5,900	240
PRA Group *	5,470	196
Preferred Bank	1,619	104
Premier Financial Bancorp	1,009	19
Primerica	5,396	545
Principal Financial Group	15,500	1,048
ProAssurance	3,200	175
Progressive	33,400	1,807
Prosperity Bancshares	3,700	280
Provident Bancorp *	505	12
Provident Financial Holdings	720	13
Provident Financial Services	7,534	198
Prudential Bancorp	1,202	21
Prudential Financial	24,800	2,947
Pzena Investment Management, Cl A	2,439	30
QCR Holdings	1,456	64
Radian Group	26,036	575
Raymond James Financial	7,300	704
RBB Bancorp	664	18
Redwood Trust ‡	9,366	139
Regional Management *	1,159	33
Regions Financial	69,100	1,329
Reinsurance Group of America, Cl A	3,800	595
Reliant Bancorp	1,006	24
RenaissanceRe Holdings	2,300	292
Renasant	5,592	241
Republic Bancorp, Cl A	1,200	46
Republic First Bancorp *	6,118	54
Resource Capital ‡	4,055	38
Riverview Bancorp	2,922	28

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RLI	4,615	$297
S&P Global	14,800	2,680
S&T Bancorp	4,235	171
Safeguard Scientifics *	2,123	27
Safety Insurance Group	1,769	137
Sandy Spring Bancorp	4,062	154
Santander Consumer USA Holdings	9,212	159
Sberbank of Russia ADR	1,313	27
Seacoast Banking Corp of Florida *	5,302	137
SEI Investments †	7,700	579
Selective Insurance Group	6,966	406
ServisFirst Bancshares	5,643	239
Shore Bancshares	1,351	25
SI Financial Group	1,225	18
Sierra Bancorp	1,658	45
Signature Bank *	3,100	477
Silvercrest Asset Management Group, Cl A	787	12
Simmons First National, Cl A	4,978	293
SLM *	24,200	277
SmartFinancial *	1,029	22
South State	4,351	385
Southern First Bancshares *	913	40
Southern Missouri Bancorp	937	36
Southern National Bancorp of Virginia	2,302	38
Southside Bancshares	3,354	115
Starwood Property Trust ‡	14,100	287
State Auto Financial	1,850	55
State Bank Financial	4,597	140
State Street	21,600	2,380
Sterling Bancorp	25,964	643
Stewart Information Services	2,624	117
Stifel Financial	8,042	543
Stock Yards Bancorp	2,660	96
Summit Financial Group	1,298	33
Sun Bancorp	1,137	28
SunTrust Banks	27,600	1,951
Sutherland Asset Management ‡	1,986	29
SVB Financial Group *	3,000	740
Synchrony Financial	45,600	1,809
Synovus Financial	7,000	353
T Rowe Price Group	13,600	1,518
TCF Financial	8,779	188
TD Ameritrade Holding	14,400	803
Territorial Bancorp	821	25
Texas Capital Bancshares *	6,064	575
TFS Financial	3,900	57
Third Point Reinsurance *	11,238	160
Timberland Bancorp	920	26
Tiptree	2,995	18
Tompkins Financial	1,783	147
Torchmark	6,500	591
Towne Bank	7,688	235

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TPG RE Finance Trust ‡	1,314	$25
Travelers	16,000	2,399
TriCo Bancshares	2,492	92
TriState Capital Holdings *	2,685	65
Triumph Bancorp *	2,188	84
Trupanion *	2,851	100
TrustCo Bank	10,703	92
Trustmark	8,038	256
Two Harbors Investment ‡	10,550	156
Two River Bancorp	1,097	20
UMB Financial	5,454	415
Umpqua Holdings	26,605	576
Union Bankshares	7,310	283
United Bankshares	11,971	441
United Community Banks	8,984	285
United Community Financial	5,909	58
United Financial Bancorp	6,241	105
United Fire Group	2,636	114
United Insurance Holdings	2,747	53
United Security Bancshares	1,992	22
Unity Bancorp	1,176	24
Universal Insurance Holdings	3,818	112
Univest Corp of Pennsylvania	3,288	92
Unum Group	13,000	691
US Bancorp	90,700	5,183
Validus Holdings	4,300	291
Valley National Bancorp	31,619	397
Veritex Holdings *	2,130	61
Virtu Financial, Cl A	3,120	60
Virtus Investment Partners	829	106
Voya Financial	10,200	529
Waddell & Reed Financial, Cl A	9,884	227
Walker & Dunlop *	3,361	156
Washington Federal	10,679	383
Washington Trust Bancorp	1,811	97
Waterstone Financial	3,139	54
Webster Financial	5,100	289
Wells Fargo	255,760	16,824
WesBanco	5,102	209
West Bancorporation	2,022	52
Westamerica Bancorporation	3,109	185
Western Alliance Bancorp *	5,300	311
Western Asset Mortgage Capital ‡	4,906	46
Western New England Bancorp	3,189	35
Westwood Holdings Group	986	65
White Mountains Insurance Group	250	210
Willis Towers Watson	7,200	1,155
Wintrust Financial	6,772	582
WisdomTree Investments	14,197	165
WMIH *	21,113	20
World Acceptance *	730	86
WR Berkley	5,300	387

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WSFS Financial	3,717	$190
XL Group	14,400	530
Zions Bancorporation	11,500	621
		276,210
Health Care – 9.3%
AAC Holdings *	1,050	9
Abaxis	2,692	193
Abbott Laboratories	97,800	6,079
AbbVie	92,054	10,330
Abeona Therapeutics *	3,144	48
ABIOMED *	2,300	541
Acadia Healthcare *	4,600	157
ACADIA Pharmaceuticals *	5,400	162
Accelerate Diagnostics *	3,065	89
Acceleron Pharma *	4,524	188
Accuray *	9,884	56
Aceto	3,409	38
Achaogen *	4,041	44
Achillion Pharmaceuticals *	14,902	39
Aclaris Therapeutics *	2,681	59
Acorda Therapeutics *	5,361	139
Adamas Pharmaceuticals *	1,759	67
Addus HomeCare *	819	29
Aduro Biotech *	4,801	30
Advaxis *	4,212	12
Aerie Pharmaceuticals *	4,027	221
Aetna	18,633	3,481
Agenus *	9,279	34
Agilent Technologies	18,600	1,366
Agios Pharmaceuticals *	2,500	197
Aileron Therapeutics *	994	9
Aimmune Therapeutics *	4,116	145
Akcea Therapeutics *	1,763	38
Akebia Therapeutics *	5,286	78
Akorn *	5,400	174
Alder Biopharmaceuticals *	7,487	106
Alexion Pharmaceuticals *	12,600	1,503
Align Technology *	4,600	1,205
Allena Pharmaceuticals *	649	5
Allergan	19,300	3,479
Allscripts Healthcare Solutions *	21,910	327
Almost Family *	1,506	86
Alnylam Pharmaceuticals *	5,000	650
AMAG Pharmaceuticals *	4,317	62
Amedisys *	3,395	182
American Renal Associates Holdings *	940	18
AmerisourceBergen, Cl A	9,100	907
Amgen	42,426	7,893
Amicus Therapeutics *	20,243	328
AMN Healthcare Services *	5,625	302
Amphastar Pharmaceuticals *	4,501	84
Analogic	1,560	129

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AnaptysBio *	2,139	$225
Anavex Life Sciences *	3,885	11
AngioDynamics *	4,565	79
ANI Pharmaceuticals *	954	64
Anika Therapeutics *	1,668	111
Antares Pharma *	16,855	35
Anthem	15,300	3,792
Apellis Pharmaceuticals *	1,305	22
Aratana Therapeutics *	4,765	22
Ardelyx *	3,719	27
Arena Pharmaceuticals *	4,643	174
Array BioPharma *	23,854	354
Assembly Biosciences *	1,942	92
Asterias Biotherapeutics, Cl A *	2,695	6
Atara Biotherapeutics *	3,474	131
athenahealth *	2,200	276
Athenex *	825	12
Athersys *	12,665	22
AtriCure *	3,682	60
Atrion	170	98
Audentes Therapeutics *	1,898	67
Avexis *	3,371	417
AxoGen *	3,227	90
Axovant Sciences *	3,793	8
Baxter International	28,900	2,082
Becton Dickinson	15,015	3,648
Bellicum Pharmaceuticals *	3,135	19
BioCryst Pharmaceuticals *	11,807	53
Biogen *	12,200	4,243
Biohaven Pharmaceutical Holding *	1,173	41
BioMarin Pharmaceutical *	9,900	893
Bio-Rad Laboratories, Cl A *	1,223	316
BioScrip *	14,673	41
BioSpecifics Technologies *	572	24
Bio-Techne	2,100	295
BioTelemetry *	3,829	131
BioTime *	9,732	28
Bioverativ *	6,300	649
Bluebird Bio *	5,944	1,218
Blueprint Medicines *	5,096	401
Boston Scientific *	79,200	2,214
Bristol-Myers Squibb	95,200	5,960
Brookdale Senior Living, Cl A *	9,300	88
Bruker	6,600	235
Calithera Biosciences *	3,593	29
Calyxt *	960	25
Cambrex *	3,868	218
Cantel Medical	4,370	485
Capital Senior Living *	3,101	35
Cara Therapeutics *	3,052	45
Cardinal Health	18,300	1,314
Cardiovascular Systems *	4,028	100

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cascadian Therapeutics *	5,312	$53
Castlight Health, Cl B *	7,507	28
Catalent *	16,268	757
Catalyst Pharmaceuticals *	7,979	27
Celcuity *	469	8
Celgene *	44,600	4,512
Celldex Therapeutics *	15,135	42
Centene *	9,900	1,062
Cerner *	16,700	1,154
Cerus *	13,646	60
Charles River Laboratories International *	2,700	285
Chemed	1,901	495
ChemoCentryx *	3,121	29
Chimerix *	4,659	22
Cigna	14,300	2,979
Civitas Solutions *	2,182	38
Clearside Biomedical *	2,939	19
Clovis Oncology *	5,244	317
Coherus Biosciences *	4,412	45
Collegium Pharmaceutical *	3,140	75
Community Health Systems *	10,707	60
Computer Programs & Systems	1,459	44
Conatus Pharmaceuticals *	3,917	22
Concert Pharmaceuticals *	2,288	46
ConforMIS *	3,767	5
CONMED	3,321	192
Cooper	2,800	685
Corbus Pharmaceuticals Holdings *	6,489	49
Corcept Therapeutics *	10,887	251
Corindus Vascular Robotics *	12,647	15
Corium International *	2,961	38
CorVel *	1,181	61
Corvus Pharmaceuticals *	994	8
Cotiviti Holdings *	4,332	152
Cross Country Healthcare *	4,257	60
CryoLife *	3,689	70
Curis *	12,173	8
Cutera *	1,559	77
Cytokinetics *	4,874	45
CytomX Therapeutics *	3,398	91
Danaher	35,500	3,595
DaVita *	8,600	671
Deciphera Pharmaceuticals *	994	26
DENTSPLY SIRONA	12,700	772
Depomed *	6,908	51
Dermira *	4,471	128
DexCom *	5,000	291
Diplomat Pharmacy *	6,054	163
Dova Pharmaceuticals *	606	19
Durect *	13,835	16
Dynavax Technologies *	7,155	115
Eagle Pharmaceuticals *	1,027	61

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edge Therapeutics *	2,838	$36
Editas Medicine *	4,321	158
Edwards Lifesciences *	12,100	1,532
Eli Lilly	56,300	4,586
Emergent BioSolutions *	4,087	199
Enanta Pharmaceuticals *	1,931	164
Encompass Health	12,012	636
Endologix *	10,031	42
Ensign Group	5,759	133
Entellus Medical *	1,426	34
Envision Healthcare *	6,339	228
Enzo Biochem *	5,279	39
Epizyme *	5,903	95
Esperion Therapeutics *	2,011	146
Evolent Health, Cl A *	7,552	106
Exact Sciences *	14,271	709
Exactech *	1,299	65
Exelixis *	16,100	488
Express Scripts Holding *	33,000	2,613
Fate Therapeutics *	5,056	46
FibroGen *	8,399	492
Five Prime Therapeutics *	3,311	66
Flexion Therapeutics *	3,949	89
Fluidigm *	4,672	29
FONAR *	874	21
Fortress Biotech *	3,790	15
Foundation Medicine *	1,773	123
G1 Therapeutics *	928	22
Genesis Healthcare, Cl A *	4,394	4
GenMark Diagnostics *	6,031	33
Genocea Biosciences *	4,205	4
Genomic Health *	2,427	81
Geron *	18,446	45
Gilead Sciences	75,217	6,303
Glaukos *	3,360	101
Global Blood Therapeutics *	4,483	260
Globus Medical, Cl A *	8,456	389
Haemonetics *	6,365	412
Halozyme Therapeutics *	14,403	269
Halyard Health *	5,577	272
HCA Healthcare	16,800	1,699
HealthEquity *	6,053	306
HealthStream *	3,117	73
Henry Schein *	9,014	682
Heron Therapeutics *	5,697	123
Heska *	744	58
Hill-Rom Holdings	3,700	316
HMS Holdings *	10,100	173
Hologic *	16,000	683
Humana	8,300	2,339
ICU Medical *	1,821	417
Idera Pharmaceuticals *	18,033	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDEXX Laboratories *	5,000	$935
Ignyta *	7,096	191
Illumina *	8,400	1,954
Immune Design *	4,576	16
ImmunoGen *	12,036	110
Immunomedics *	12,670	211
Impax Laboratories *	8,923	174
Incyte *	10,000	903
Innoviva *	9,330	136
Inogen *	2,043	249
Inovalon Holdings, Cl A *	8,142	106
Inovio Pharmaceuticals *	9,657	44
Insmed *	9,220	235
Insulet *	7,081	542
Insys Therapeutics *	2,918	28
Integer Holdings *	3,847	193
Integra LifeSciences Holdings *	7,678	404
Intellia Therapeutics *	2,109	54
Intercept Pharmaceuticals *	1,100	68
Intersect ENT *	3,355	125
Intra-Cellular Therapies, Cl A *	5,114	87
Intrexon *	3,193	42
Intuitive Surgical *	6,393	2,760
Invacare	3,817	70
Invitae *	4,580	32
Ionis Pharmaceuticals *	6,800	357
Iovance Biotherapeutics *	7,785	121
IQVIA Holdings *	9,156	936
iRhythm Technologies *	1,801	107
Ironwood Pharmaceuticals, Cl A *	16,373	242
Johnson & Johnson	155,979	21,555
Jounce Therapeutics *	1,712	41
Juno Therapeutics *	3,800	326
K2M Group Holdings *	4,759	100
Kala Pharmaceuticals *	964	15
Karyopharm Therapeutics *	4,467	53
Keryx Biopharmaceuticals *	10,617	49
Kindred Biosciences *	3,110	27
Kindred Healthcare	10,048	92
Kura Oncology *	2,299	45
La Jolla Pharmaceutical *	2,030	70
Laboratory Corp of America Holdings *	5,900	1,030
Lannett *	3,560	72
Lantheus Holdings *	3,608	83
LeMaitre Vascular	1,848	64
Lexicon Pharmaceuticals *	4,921	54
LHC Group *	1,962	123
LifePoint Health *	2,000	99
Ligand Pharmaceuticals *	2,504	395
LivaNova *	5,916	506
Loxo Oncology *	2,791	283
Luminex	4,928	100

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MacroGenics *	4,318	$97
Madrigal Pharmaceuticals *	477	71
Magellan Health *	2,915	290
Masimo *	5,374	506
Matinas BioPharma Holdings *	7,850	8
McKesson	12,200	2,060
Medicines *	8,214	272
MediciNova *	4,353	38
Medidata Solutions *	6,876	468
MEDNAX *	5,000	264
Medpace Holdings *	879	32
Medtronic	78,700	6,760
Melinta Therapeutics *	993	14
Merck	158,218	9,374
Meridian Bioscience	5,349	84
Merit Medical Systems *	5,890	274
Merrimack Pharmaceuticals	1,405	15
Mersana Therapeutics *	598	9
Mettler-Toledo International *	1,458	985
MiMedx Group *	12,297	206
Minerva Neurosciences *	3,446	22
Miragen Therapeutics *	1,600	12
Molina Healthcare *	5,382	492
Momenta Pharmaceuticals *	9,269	158
Mylan *	30,700	1,316
MyoKardia *	2,450	126
Myriad Genetics *	7,921	292
NanoString Technologies *	2,442	18
NantHealth *	1,007	3
NantKwest *	3,583	16
Natera *	3,694	38
National HealthCare	1,393	87
National Research, Cl A	1,236	47
Natus Medical *	3,599	112
Nektar Therapeutics, Cl A *	17,990	1,504
Neogen *	5,934	350
NeoGenomics *	6,581	51
Neos Therapeutics *	3,332	35
Neurocrine Biosciences *	5,100	436
Nevro *	3,353	269
NewLink Genetics *	3,778	31
Novavax *	37,912	77
Novelion Therapeutics *	1,775	9
Novocure *	6,777	152
NuVasive *	6,091	298
NxStage Medical *	7,866	197
Nymox Pharmaceutical *	3,345	11
Obalon Therapeutics *	1,546	6
Ocular Therapeutix *	2,658	15
Omeros *	5,261	85
Omnicell *	4,618	227
OPKO Health *	16,300	73

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Optinose *	654	$12
OraSure Technologies *	6,968	152
Organovo Holdings *	11,425	16
Orthofix International *	2,137	123
OrthoPediatrics *	560	10
Otonomy *	3,127	18
Ovid therapeutics *	863	7
Owens & Minor	7,369	155
Oxford Immunotec Global *	2,932	34
Pacific Biosciences of California *	12,238	35
Pacira Pharmaceuticals *	4,788	174
Paratek Pharmaceuticals *	2,766	42
Patterson	4,800	172
PDL BioPharma *	19,407	54
Penumbra *	3,546	353
PerkinElmer	6,500	521
PetIQ, Cl A *	858	21
Pfizer	341,856	12,662
Phibro Animal Health, Cl A	2,253	77
Pieris Pharmaceuticals *	5,033	38
Portola Pharmaceuticals, Cl A *	6,883	353
PRA Health Sciences *	6,027	549
Premier, Cl A *	3,100	101
Prestige Brands Holdings *	6,345	265
Progenics Pharmaceuticals *	8,250	48
Protagonist Therapeutics *	1,236	28
Providence Service *	1,431	92
PTC Therapeutics *	4,744	125
Pulse Biosciences *	1,069	22
Puma Biotechnology *	3,427	229
QIAGEN *	13,137	440
Quality Systems *	6,561	85
Quest Diagnostics	7,800	825
Quidel *	3,472	159
Quotient *	3,137	9
R1 RCM *	11,766	61
Ra Pharmaceuticals *	1,379	10
Radius Health *	4,658	175
RadNet *	4,992	51
Reata Pharmaceuticals, Cl A *	1,338	38
Recro Pharma *	1,597	14
Regeneron Pharmaceuticals *	4,566	1,674
REGENXBIO *	3,237	87
Repligen *	4,444	157
ResMed	8,000	806
Retrophin *	4,726	113
Revance Therapeutics *	2,751	89
Rhythm Pharmaceuticals *	987	31
Rigel Pharmaceuticals *	18,317	73
Rockwell Medical *	5,833	33
RTI Surgical *	6,102	27
Sage Therapeutics *	4,586	870

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sangamo Therapeutics *	10,393	$217
Sarepta Therapeutics *	7,364	483
Seattle Genetics *	5,400	282
Select Medical Holdings *	13,023	231
Selecta Biosciences *	1,760	16
Seres Therapeutics *	2,585	26
Sienna Biopharmaceuticals *	596	10
Sientra *	1,849	23
Simulations Plus	1,660	27
Spark Therapeutics *	3,349	188
Spectrum Pharmaceuticals *	10,471	226
Spero Therapeutics *	1,175	14
STAAR Surgical *	5,073	80
Stemline Therapeutics *	2,882	46
STERIS	4,700	427
Strongbridge Biopharma *	2,572	17
Stryker	19,600	3,222
Sucampo Pharmaceuticals, Cl A *	3,103	56
Supernus Pharmaceuticals *	5,865	229
Surgery Partners *	2,381	37
Surmodics *	1,714	50
Syndax Pharmaceuticals *	1,272	14
Syneos Health, Cl A *	6,547	251
Synergy Pharmaceuticals *	30,807	67
Syros Pharmaceuticals *	1,467	14
Tabula Rasa HealthCare *	1,090	39
Tactile Systems Technology *	1,564	49
Teladoc *	6,549	245
Teleflex	2,600	722
Teligent *	5,392	16
Tenet Healthcare *	10,094	191
TESARO *	2,100	142
Tetraphase Pharmaceuticals *	6,024	35
TG Therapeutics *	5,933	68
TherapeuticsMD *	19,963	117
Theravance Biopharma *	4,883	129
Thermo Fisher Scientific	23,000	5,155
Tivity Health *	4,407	171
Tocagen *	2,146	28
Trevena *	4,699	8
Triple-S Management, Cl B *	2,659	61
Ultragenyx Pharmaceutical *	4,825	257
United Therapeutics *	2,400	310
UnitedHealth Group	55,400	13,118
Universal Health Services, Cl B	4,900	595
US Physical Therapy	1,506	114
Utah Medical Products	372	34
Vanda Pharmaceuticals *	5,167	82
Varex Imaging *	4,457	189
Varian Medical Systems *	5,200	663
VBI Vaccines *	4,724	19
Veeva Systems, Cl A *	6,200	390

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Veracyte *	2,786	$18
Versartis *	3,796	8
Vertex Pharmaceuticals *	14,500	2,420
ViewRay *	4,128	37
Viveve Medical *	2,324	10
Vocera Communications *	3,471	102
Voyager Therapeutics *	1,997	41
vTv Therapeutics, Cl A *	501	4
Waters *	4,300	927
WaVe Life Sciences *	1,359	54
WellCare Health Plans *	2,600	547
West Pharmaceutical Services	4,200	421
Wright Medical Group *	12,441	283
XBiotech *	1,820	9
Xencor *	4,490	102
Zimmer Biomet Holdings	11,600	1,475
ZIOPHARM Oncology *	15,457	61
Zoetis, Cl A	28,500	2,187
Zogenix *	4,125	150
Zynerba Pharmaceuticals *	1,583	19
		245,620
Industrials – 7.5%
3M	33,500	8,392
AAON	4,917	179
AAR	3,935	159
ABM Industries	6,807	259
Acacia Research *	5,293	19
ACCO Brands *	12,853	152
Actuant, Cl A	7,275	180
Acuity Brands	2,400	371
Advanced Disposal Services *	5,140	125
Advanced Drainage Systems	4,481	111
AECOM *	8,500	332
Aegion, Cl A *	4,011	101
Aerojet Rocketdyne Holdings *	8,237	227
Aerovironment *	2,495	128
AGCO	3,600	261
Air Lease, Cl A	5,800	282
Air Transport Services Group *	7,166	178
Aircastle	5,966	141
Alamo Group	1,118	129
Alaska Air Group	6,900	454
Albany International, Cl A	3,484	221
Allegiant Travel, Cl A	1,536	245
Allegion	5,300	456
Allied Motion Technologies	683	24
Allison Transmission Holdings	7,800	345
Altra Industrial Motion	3,473	182
AMERCO	300	110
Ameresco, Cl A *	2,406	21
American Airlines Group	25,300	1,374
American Railcar Industries	813	32

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Woodmark *	1,698	$231
AMETEK	12,900	984
AO Smith	8,400	561
Apogee Enterprises	3,343	152
Applied Industrial Technologies	4,653	343
Aqua Metals *	1,654	3
ARC Document Solutions *	4,499	11
ArcBest	3,148	112
Arconic	24,466	735
Argan	1,810	79
Armstrong Flooring *	2,743	42
Armstrong World Industries *	2,300	144
Astec Industries	2,648	165
Astronics *	2,366	106
Astronics, Cl B *	326	15
Atkore International Group *	3,850	90
Atlas Air Worldwide Holdings *	2,833	160
Avis Budget Group *	8,858	398
Axon Enterprise *	6,298	167
AZZ	3,087	140
Babcock & Wilcox Enterprises *	5,365	35
Barnes Group	6,089	401
Barrett Business Services	896	62
Beacon Roofing Supply *	8,058	488
BG Staffing	1,060	17
Blue Bird *	1,158	25
BMC Stock Holdings *	7,748	174
Boeing	32,200	11,411
Brady, Cl A	5,652	216
Briggs & Stratton	5,041	122
Brink’s	5,547	463
Builders FirstSource *	13,229	283
BWX Technologies, Cl W	5,300	336
Caesarstone *	2,844	60
CAI International *	1,744	49
Carlisle	3,500	400
Casella Waste Systems, Cl A *	4,740	121
Caterpillar	32,900	5,355
CBIZ *	6,346	105
CECO Environmental	3,085	14
CH Robinson Worldwide	8,200	750
Chart Industries *	3,663	182
Cintas	4,900	825
CIRCOR International	1,932	102
Clean Harbors *	3,000	166
Cogint *	1,727	6
Colfax *	4,800	192
Columbus McKinnon	2,774	114
Comfort Systems	4,494	191
Commercial Vehicle Group *	3,506	43
Continental Building Products *	4,469	127
Copart *	11,000	485

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Covanta Holding	14,202	$232
Covenant Transportation Group, Cl A *	1,610	47
CRA International	925	43
Crane	2,900	290
CSW Industrials *	1,723	83
CSX	49,600	2,816
Cubic	3,081	179
Cummins	9,200	1,730
Curtiss-Wright	5,316	695
Daseke *	2,838	38
Deere	18,400	3,062
Delta Air Lines	37,900	2,152
Deluxe	5,861	435
DMC Global	1,508	35
Donaldson	7,800	395
Douglas Dynamics	2,614	108
Dover	8,800	935
Ducommun *	1,127	33
Dun & Bradstreet	2,100	260
DXP Enterprises *	1,854	63
Dycom Industries *	3,640	425
Eagle Bulk Shipping *	5,545	26
Eastern	808	22
Echo Global Logistics *	3,340	98
EMCOR Group	7,177	583
Emerson Electric	37,000	2,673
Encore Wire	2,506	127
Energous *	2,615	49
Energy Recovery *	4,892	38
EnerSys	5,291	372
Engility Holdings *	2,080	54
Ennis	3,181	63
EnPro Industries	2,565	226
EnviroStar	508	19
Equifax	6,900	862
ESCO Technologies	3,027	185
Essendant	4,611	42
Esterline Technologies *	3,185	234
ExOne *	1,220	12
Expeditors International of Washington	10,500	682
Exponent	3,101	230
Fastenal	16,800	923
Federal Signal	7,212	147
FedEx	14,300	3,753
Flowserve	7,200	326
Fluor	8,200	498
Forrester Research	1,193	52
Fortive	17,772	1,351
Fortune Brands Home & Security	8,800	624
Forward Air	3,506	213
Foundation Building Materials *	1,478	22
Franklin Covey *	1,126	32

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Franklin Electric	5,525	$250
FreightCar America	1,322	21
FTI Consulting *	4,481	195
Gardner Denver Holdings *	4,200	145
GATX	4,604	328
Genco Shipping & Trading *	1,200	16
Gencor Industries *	871	15
Generac Holdings *	7,455	365
General Cable	5,826	173
General Dynamics	15,000	3,337
General Electric	501,357	8,107
Genesee & Wyoming, Cl A *	3,400	271
Gibraltar Industries *	3,951	147
Global Brass & Copper Holdings	2,505	81
GMS *	3,328	114
Gorman-Rupp	2,081	59
GP Strategies *	1,718	43
Graco	9,300	435
Graham	1,041	22
Granite Construction	4,731	316
Great Lakes Dredge & Dock *	6,228	29
Greenbrier	3,308	166
Griffon	3,539	71
H&E Equipment Services	3,710	146
Hardinge	1,277	24
Harris	6,900	1,100
Harsco *	9,753	175
Hawaiian Holdings	6,302	235
HC2 Holdings *	4,758	29
HD Supply Holdings *	11,800	459
Healthcare Services Group	8,561	472
Heartland Express	5,551	126
HEICO, Cl A	3,593	237
HEICO	1,562	125
Heidrick & Struggles International	2,179	58
Herc Holdings *	2,866	188
Heritage-Crystal Clean *	1,655	36
Herman Miller	7,348	298
Hertz Global Holdings *	6,420	147
Hexcel	5,300	362
Hill International *	3,575	20
Hillenbrand	7,778	345
HNI	5,273	205
Honeywell International	44,038	7,032
Hub Group, Cl A *	3,985	191
Hubbell, Cl B	3,000	408
Hudson Technologies *	4,303	27
Huntington Ingalls Industries	2,500	594
Hurco	692	31
Huron Consulting Group *	2,758	111
Huttig Building Products *	3,452	24
Hyster-Yale Materials Handling, Cl A	1,283	109

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ICF International	2,211	$117
IDEX	4,400	631
IES Holdings *	864	15
IHS Markit *	21,800	1,041
Illinois Tool Works	17,500	3,039
InnerWorkings *	5,603	56
Insperity	4,398	269
Insteel Industries	2,356	74
Interface, Cl A	7,061	176
ITT	4,800	269
Jacobs Engineering Group	6,600	458
JB Hunt Transport Services	5,100	616
JELD-WEN Holding *	8,129	319
JetBlue Airways *	19,200	401
John Bean Technologies	3,789	431
Johnson Controls International	54,245	2,123
Kadant	1,334	134
Kaman	3,276	205
Kansas City Southern	6,000	679
KAR Auction Services	7,600	415
KBR	17,246	351
Kelly Services, Cl A	3,548	100
Kennametal	9,793	478
KeyW Holding *	5,460	37
Kforce	2,927	76
Kimball International, Cl B	4,351	81
Kirby *	3,100	232
KLX *	6,317	446
Knight-Swift Transportation Holdings, Cl A	15,230	758
Knoll	5,907	136
Korn	6,480	289
Kratos Defense & Security Solutions *	10,198	116
L3 Technologies	4,500	956
Landstar System	2,400	267
Lawson Products *	701	17
Layne Christensen *	1,952	26
LB Foster, Cl A *	1,209	33
Lennox International	2,200	479
Lincoln Electric Holdings	3,400	332
Lindsay	1,294	115
Lockheed Martin	14,452	5,128
LSC Communications	3,923	54
LSI Industries	2,505	20
Lydall *	2,058	98
Macquarie Infrastructure	4,700	312
Manitowoc *	3,908	157
ManpowerGroup	3,700	486
Marten Transport	4,941	115
Masco	18,200	813
MasTec *	8,009	428
Matson	5,153	176
Matthews International, Cl A	3,734	209

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McGrath RentCorp	2,840	$136
Mercury Systems *	5,668	272
Meritor *	9,987	272
Middleby *	3,100	422
Milacron Holdings *	6,593	125
Miller Industries	1,166	30
Mistras Group *	2,191	47
Mobile Mini	5,368	203
Moog, Cl A *	3,914	353
MRC Global *	10,852	195
MSA Safety	4,098	321
MSC Industrial Direct, Cl A	2,400	225
Mueller Industries	6,898	228
Mueller Water Products, Cl A	18,277	213
Multi-Color	1,634	127
MYR Group *	1,996	68
National Presto Industries	593	60
Navigant Consulting *	5,606	115
Navios Maritime Holdings *	12,417	15
Navistar International *	5,929	272
NCI Building Systems *	4,957	91
Nexeo Solutions *	3,626	34
Nielsen Holdings	20,700	774
NL Industries *	1,180	15
NN	3,176	91
Nordson	3,400	489
Norfolk Southern	16,600	2,505
Northrop Grumman	9,293	3,165
Northwest Pipe *	1,401	27
NOW *	12,794	151
NV5 Holdings *	924	45
Old Dominion Freight Line	3,600	527
Omega Flex	327	20
On Assignment *	6,116	468
Orbital ATK	3,300	435
Orion Group Holdings *	2,964	22
Oshkosh	4,100	372
Owens Corning	6,400	595
PACCAR	19,900	1,484
Parker-Hannifin	7,700	1,551
Park-Ohio Holdings	1,131	47
Patrick Industries *	2,931	188
PGT Innovations *	5,661	90
Pitney Bowes	9,500	134
Plug Power *	26,085	50
Ply Gem Holdings *	2,632	56
Powell Industries	1,227	40
Preformed Line Products	429	32
Primoris Services	4,838	126
Proto Labs *	2,960	324
Quad	3,827	85
Quanex Building Products	4,081	84

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quanta Services *	8,100	$312
Radiant Logistics *	4,219	20
Raven Industries	4,294	166
Raytheon	16,800	3,510
RBC Bearings *	2,812	354
Regal Beloit	2,700	210
Republic Services, Cl A	13,000	894
Resources Connection	3,825	63
REV Group	2,879	84
Revolution Lighting Technologies *	1,755	6
Rexnord *	12,559	353
Roadrunner Transportation Systems *	3,232	18
Robert Half International	7,000	405
Rockwell Automation	7,400	1,460
Rockwell Collins	9,267	1,283
Rollins	5,200	257
Roper Technologies	5,800	1,627
RPX	5,732	80
RR Donnelley & Sons	8,231	67
Rush Enterprises, Cl B *	713	36
Rush Enterprises, Cl A *	3,781	204
Ryder System	2,900	252
Safe Bulkers *	6,624	23
Saia *	3,011	227
Schneider National, Cl B	5,009	147
Scorpio Bulkers	7,607	58
Sensata Technologies Holding *	9,400	529
Simpson Manufacturing	4,918	289
SiteOne Landscape Supply *	4,124	314
SkyWest	6,135	342
Snap-on	3,300	565
Southwest Airlines	32,000	1,946
SP Plus *	2,088	81
Spartan Motors	4,353	58
Sparton *	1,015	23
Spirit AeroSystems Holdings, Cl A	6,700	686
Spirit Airlines *	3,900	164
SPX *	5,029	157
SPX FLOW *	5,021	233
Standex International	1,543	162
Stanley Black & Decker	8,900	1,479
Steelcase, Cl A	10,144	158
Stericycle *	4,600	347
Sterling Construction *	3,031	42
Sun Hydraulics	2,883	179
Sunrun *	10,335	65
Team *	3,509	60
Teledyne Technologies *	1,900	363
Tennant	2,141	144
Terex	5,000	235
Tetra Tech	6,868	341
Textainer Group Holdings *	3,351	82

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Textron	15,400	$904
Thermon Group Holdings *	3,721	86
Timken	3,600	189
Titan International	5,815	77
Titan Machinery *	2,112	45
Toro	6,000	394
TPI Composites *	1,381	28
TransDigm Group	2,778	880
TransUnion *	9,090	540
Trex *	3,578	399
TriMas *	5,475	146
TriNet Group *	4,900	215
Trinity Industries	8,100	279
Triton International	5,800	224
Triumph Group	5,782	169
TrueBlue *	4,887	134
Tutor Perini *	4,406	109
Twin Disc *	929	27
UniFirst	1,821	301
Union Pacific	46,400	6,194
United Continental Holdings *	15,700	1,065
United Parcel Service, Cl B	39,800	5,067
United Rentals *	4,800	869
United Technologies	43,100	5,948
Univar *	6,800	203
Universal Forest Products	7,261	271
Universal Truckload Services	934	22
US Ecology	2,687	140
USG *	5,300	205
Valmont Industries	1,300	213
Vectrus *	1,331	40
Verisk Analytics, Cl A *	8,800	880
Veritiv *	1,450	42
Viad	2,475	141
Vicor *	1,803	33
Vivint Solar *	2,653	9
VSE	1,102	55
Wabash National	7,133	184
WABCO Holdings *	2,800	432
Wabtec	4,700	381
WageWorks *	4,737	287
Waste Management	25,200	2,228
Watsco	1,800	324
Watts Water Technologies, Cl A	3,367	269
Welbilt *	7,300	163
Werner Enterprises	5,783	235
Wesco Aircraft Holdings *	6,351	45
WESCO International *	2,600	177
Willdan Group *	885	20
Willis Lease Finance *	471	13
Woodward	6,435	499
WW Grainger	3,000	809

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XPO Logistics *	6,800	$642
Xylem	10,300	744
YRC Worldwide *	4,116	66
		197,588
Information Technology – 15.7%
2U *	5,765	428
3D Systems *	12,958	133
58.com ADR *	4,400	351
8x8 *	10,679	189
A10 Networks *	6,800	42
Acacia Communications *	2,169	80
ACI Worldwide *	14,329	336
Activision Blizzard	42,700	3,165
Actua *	3,932	61
Acxiom *	9,581	259
Adobe Systems *	28,468	5,687
ADTRAN	5,656	91
Advanced Energy Industries *	4,798	341
Advanced Micro Devices *	48,700	669
Aerohive Networks *	3,002	12
Agilysys *	1,661	20
Akamai Technologies *	9,900	663
Akoustis Technologies *	1,600	9
Alarm.com Holdings *	2,383	91
Alibaba Group Holding ADR *	55,200	11,277
Alliance Data Systems	2,800	719
Alpha & Omega Semiconductor *	2,367	40
Alphabet, Cl C *	17,500	20,474
Alphabet, Cl A *	17,229	20,368
Alteryx, Cl A *	2,814	77
Ambarella *	3,852	194
Amber Road *	1,954	14
Amdocs	8,100	554
American Software, Cl A	3,595	45
Amkor Technology *	11,963	120
Amphenol, Cl A	17,200	1,596
Analog Devices	21,170	1,945
Anixter International *	3,463	290
ANSYS *	4,800	776
Appfolio, Cl A *	1,248	53
Apple	297,154	49,753
Applied Materials	62,100	3,330
Applied Optoelectronics *	2,117	69
Apptio, Cl A *	2,776	71
Aquantia *	1,000	13
Arista Networks *	3,100	855
ARRIS International *	9,700	245
Arrow Electronics *	5,100	415
Aspen Technology *	8,879	688
Atlassian, Cl A *	5,300	286
Autodesk *	12,000	1,387
Automatic Data Processing	25,800	3,190

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avid Technology *	3,498	$19
Avnet	7,100	302
AVX	5,501	99
Axcelis Technologies *	3,470	90
AXT *	4,366	35
Badger Meter	3,314	160
Barracuda Networks *	3,180	88
Bazaarvoice *	10,509	58
Bel Fuse, Cl B	1,012	21
Belden	5,069	430
Benchmark Electronics *	5,953	172
Benefitfocus *	2,045	52
Black Knight *	6,068	300
Blackbaud	5,808	557
Blackhawk Network Holdings, Cl A *	6,515	296
Blackline *	1,844	61
Blucora *	5,555	136
Booz Allen Hamilton Holding, Cl A	8,100	317
Bottomline Technologies *	4,857	177
Box, Cl A *	9,839	219
Brightcove *	4,691	32
Broadcom	23,407	5,806
Broadridge Financial Solutions	6,800	656
BroadSoft *	3,920	215
Brooks Automation	8,344	233
CA	18,300	656
Cabot Microelectronics	2,971	303
CACI International, Cl A *	2,941	413
Cadence Design Systems *	15,800	709
CalAmp *	4,215	103
Calix *	5,915	38
Callidus Software *	8,269	297
Carbonite *	3,093	78
Cardtronics *	5,366	131
Care.com *	1,743	32
Cars.com *	8,776	261
Cass Information Systems	1,413	82
Cavium *	3,700	329
CDK Global	7,500	535
CDW	8,800	658
CEVA *	2,648	117
ChannelAdvisor *	3,428	31
Ciena *	17,007	362
Cirrus Logic *	7,809	387
Cisco Systems	287,459	11,941
Citrix Systems *	8,600	798
Clearfield *	1,217	16
Cloudera *	11,691	219
Cognex	9,600	599
Cognizant Technology Solutions, Cl A	33,700	2,628
Coherent *	1,400	363
Cohu	3,145	72

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CommerceHub *	5,022	$98
CommScope Holding *	10,600	409
CommVault Systems *	4,790	256
Comtech Telecommunications	2,597	56
Conduent *	10,960	180
Control4 *	2,983	81
Convergys	11,183	260
CoreLogic *	4,500	213
Cornerstone OnDemand *	6,446	265
Corning	50,800	1,586
CoStar Group *	2,000	692
Coupa Software *	3,821	146
CPI Card Group	471	1
Cray *	4,805	117
Cree *	11,696	404
CSG Systems International	4,028	182
CSRA	9,300	310
CTS	3,709	102
CyberOptics *	995	15
Cypress Semiconductor	19,400	335
Daktronics	4,544	42
Dell Technologies, Cl V *	11,668	837
DHI Group *	5,258	9
Diebold Nixdorf	9,036	167
Digi International *	2,728	28
Digimarc *	1,144	35
Diodes *	4,677	132
Dolby Laboratories, Cl A	3,300	212
DSP Group *	2,286	30
DST Systems	5,400	450
DXC Technology	16,317	1,624
Eastman Kodak *	1,792	14
eBay *	57,100	2,317
Ebix	2,920	240
EchoStar, Cl A *	2,900	177
Electro Scientific Industries *	4,051	95
Electronic Arts *	17,200	2,184
Electronics For Imaging *	5,527	162
Ellie Mae *	4,080	381
EMCORE *	2,813	19
Endurance International Group Holdings *	7,156	59
Entegris	17,268	562
Envestnet *	5,190	279
EPAM Systems *	6,002	705
ePlus *	1,566	121
Etsy *	14,376	270
Euronet Worldwide *	2,900	272
Everbridge *	2,171	70
Everi Holdings *	7,471	58
EVERTEC	7,384	116
ExlService Holdings *	3,934	239
Extreme Networks *	13,311	200

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 Networks *	3,700	$535
Facebook, Cl A *	134,888	25,209
Fair Isaac	3,631	627
FARO Technologies *	2,085	112
Fidelity National Information Services	18,800	1,924
Finisar *	13,639	245
FireEye *	10,600	160
First Data, Cl A *	27,500	487
First Solar *	4,900	329
Fiserv *	12,146	1,711
Fitbit, Cl A *	23,095	119
Five9 *	6,517	170
FleetCor Technologies *	5,313	1,129
FLIR Systems	7,900	405
ForeScout Technologies *	600	18
FormFactor *	8,472	122
Fortinet *	8,000	368
Gartner *	5,000	694
Genpact	9,100	309
Global Payments	8,700	973
Glu Mobile *	13,673	51
GoDaddy, Cl A *	6,900	381
Gogo *	7,325	71
GrubHub *	10,422	753
GSI Technology *	1,961	16
GTT Communications *	3,774	174
Guidewire Software *	4,300	342
Hackett Group	2,672	43
Harmonic *	9,128	33
Hewlett Packard Enterprise	94,200	1,545
Hortonworks *	5,987	119
HP	96,900	2,260
HubSpot *	4,095	397
IAC *	4,000	580
Ichor Holdings *	2,236	71
II-VI *	7,456	318
Immersion *	3,071	32
Imperva *	4,023	176
Impinj *	2,113	47
Infinera *	17,123	111
Information Services Group *	3,397	14
Inphi *	5,099	152
Insight Enterprises *	4,327	161
Instructure *	2,791	100
Integrated Device Technology *	16,069	480
Intel	272,405	13,114
InterDigital	4,255	332
Internap *	2,343	39
International Business Machines	49,130	8,043
Intevac *	2,280	16
Intuit	14,100	2,367
IPG Photonics *	2,100	529

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iteris *	3,519	$24
Itron *	4,134	303
j2 Global	5,678	454
Jabil	9,600	244
Jack Henry & Associates	4,300	536
Juniper Networks	21,000	549
KEMET *	6,481	132
Keysight Technologies *	10,600	495
Kimball Electronics *	3,374	62
KLA-Tencor	8,900	977
Knowles *	10,449	159
Kopin *	6,804	23
KVH Industries *	1,684	19
Lam Research	9,300	1,781
Lattice Semiconductor *	14,904	97
Leaf Group *	1,702	15
Leidos Holdings	8,001	533
Limelight Networks *	9,431	41
Liquidity Services *	2,654	13
Littelfuse	2,934	638
LivePerson *	6,753	81
LogMeIn	2,900	365
Lumentum Holdings *	7,480	346
MACOM Technology Solutions Holdings *	4,758	148
Majesco *	770	4
Manhattan Associates *	3,900	206
ManTech International, Cl A	3,167	165
Marvell Technology Group	23,700	553
Mastercard, Cl A	54,400	9,194
Match Group *	2,100	73
Maxim Integrated Products	15,900	970
MAXIMUS	7,824	533
MaxLinear, Cl A *	7,621	197
Maxwell Technologies *	5,265	30
Meet Group *	8,333	23
Mesa Laboratories	362	51
Methode Electronics	4,349	178
Micro Focus International ADR	13,500	408
Microchip Technology	13,000	1,238
Micron Technology *	62,700	2,741
Microsemi *	6,900	426
Microsoft	433,893	41,224
MicroStrategy, Cl A *	1,152	159
MicroVision *	10,338	12
MINDBODY, Cl A *	5,136	181
Mitek Systems *	3,186	25
MKS Instruments	6,543	669
MobileIron *	7,259	33
Model N *	2,894	43
Momo ADR *	4,600	145
MoneyGram International *	3,518	43
Monolithic Power Systems	4,861	579

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monotype Imaging Holdings	4,912	$118
Motorola Solutions	9,300	925
MTS Systems	2,152	112
MuleSoft, Cl A *	2,996	74
Nanometrics *	2,758	68
Napco Security Technologies *	1,648	15
National Instruments	5,800	290
NCR *	6,900	259
NeoPhotonics *	3,238	18
NetApp	15,700	966
NETGEAR *	3,854	269
NetScout Systems *	10,043	286
New Relic *	3,679	220
NIC	7,477	124
Novanta *	3,862	224
Nuance Communications *	15,900	283
Nutanix, Cl A *	12,846	412
NVE	574	48
NVIDIA	32,800	8,062
Oclaro *	19,434	115
Okta, Cl A *	2,366	70
Ominto *	1,843	6
ON Semiconductor *	24,300	601
Oracle	168,588	8,697
OSI Systems *	2,112	140
Palo Alto Networks *	5,000	789
Pandora Media *	11,100	53
Park City Group *	1,440	12
Park Electrochemical	2,525	46
Paychex	18,300	1,249
Paycom Software *	5,919	542
Paylocity Holding *	3,145	164
PayPal Holdings *	65,400	5,580
PC Connection	1,575	41
PCM *	1,422	13
PDF Solutions *	3,220	44
Pegasystems	4,474	228
Perficient *	4,105	80
Photronics *	7,678	65
Pixelworks *	4,301	26
Plantronics	3,971	234
Plexus *	4,059	243
Power Integrations	3,475	260
Presidio *	2,429	44
Progress Software	5,760	287
Proofpoint *	5,233	534
PROS Holdings *	3,353	97
PTC *	6,700	487
Pure Storage, Cl A *	11,981	241
Q2 Holdings *	3,797	161
QAD, Cl A	1,238	53
Qorvo *	7,000	502

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QUALCOMM	85,200	$5,815
Qualys *	3,973	248
Quantenna Communications *	2,478	34
Quantum *	3,905	24
QuinStreet *	4,054	38
Quotient Technology *	8,869	105
Radisys *	3,900	3
Rambus *	13,102	165
Rapid7 *	2,599	62
RealNetworks *	2,647	8
RealPage *	7,080	352
Red Hat *	10,100	1,327
Reis	927	19
Ribbon Communications *	5,834	41
RingCentral, Cl A *	7,805	424
Rogers *	2,174	358
Rosetta Stone *	2,078	27
Rubicon Project *	3,863	7
Rudolph Technologies *	3,805	100
Sabre	11,800	245
salesforce.com *	39,000	4,443
Sanmina *	8,508	222
ScanSource *	2,892	99
Science Applications International	5,302	406
SecureWorks, Cl A *	679	7
Semtech *	7,726	277
SendGrid *	1,000	22
ServiceNow *	9,700	1,444
ServiceSource International *	9,542	32
Shutterstock *	2,213	98
Sigma Designs *	5,259	30
Silicon Laboratories *	5,117	492
Skyworks Solutions	10,600	1,030
SMART Global Holdings *	659	24
Splunk *	7,900	730
SPS Commerce *	2,049	108
Square, Cl A *	14,300	671
SS&C Technologies Holdings	10,200	513
Stamps.com *	1,978	403
StarTek *	1,593	20
SunPower, Cl A *	7,011	56
Super Micro Computer *	4,648	106
Switch, Cl A	2,300	37
Sykes Enterprises *	4,750	147
Symantec	35,200	959
Synaptics *	4,123	179
Synchronoss Technologies *	5,361	43
SYNNEX	3,505	430
Synopsys *	8,600	796
Syntel *	4,094	92
Systemax	1,298	40
Tableau Software, Cl A *	3,500	269

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Take-Two Interactive Software *	6,500	$823
Tech Data *	4,220	423
TechTarget *	2,706	42
Telenav *	3,493	20
Teradata *	7,300	296
Teradyne	11,300	518
Texas Instruments	57,700	6,328
Tintri *	2,142	12
TiVo	14,583	203
Total System Services	10,600	942
Trade Desk, Cl A *	2,786	135
Travelport Worldwide	14,807	202
Trimble *	14,700	648
TrueCar *	8,509	100
TTEC Holdings	1,704	68
TTM Technologies *	10,928	180
Tucows, Cl A *	1,056	57
Twilio, Cl A *	7,602	199
Twitter *	38,000	981
Tyler Technologies *	2,000	403
Ubiquiti Networks *	2,653	214
Ultimate Software Group *	1,600	373
Ultra Clean Holdings *	3,844	83
Unisys *	5,848	52
Universal Display	2,300	367
Upland Software *	1,054	24
USA Technologies *	6,399	54
Varonis Systems *	2,455	133
VASCO Data Security International *	3,605	52
Veeco Instruments *	5,990	100
VeriFone Systems *	13,495	239
Verint Systems *	7,686	321
VeriSign *	5,000	575
Veritone *	411	7
Versum Materials	6,500	239
ViaSat *	6,434	487
Viavi Solutions *	27,292	234
VirnetX Holding *	6,630	23
Virtusa *	3,305	147
Visa, Cl A	105,940	13,161
Vishay Intertechnology	16,239	356
Vishay Precision Group *	1,325	36
VMware, Cl A *	4,100	508
Web.com Group *	4,737	110
Weibo ADR *	2,280	295
Western Digital	17,235	1,534
Western Union	26,600	553
WEX *	2,300	356
Workday, Cl A *	7,600	911
Workiva, Cl A *	3,170	71
Worldpay, Cl A *	16,446	1,321
Xcerra *	6,289	63

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xerox	13,400	$457
Xilinx	14,200	1,037
XO Group *	3,149	60
Xperi	5,912	133
Yelp, Cl A *	9,786	429
Yext *	2,766	33
Zebra Technologies, Cl A *	2,900	357
Zendesk *	11,949	460
Zillow Group *	5,800	258
Zillow Group, Cl A *	3,300	148
Zix *	5,773	24
Zynga, Cl A *	45,900	164
		415,868
Materials – 2.4%
A Schulman	3,516	137
Advanced Emissions Solutions	2,935	24
AdvanSix *	3,516	139
AgroFresh Solutions *	2,402	18
Air Products & Chemicals	12,300	2,071
AK Steel Holding *	37,928	192
Albemarle	6,200	692
Alcoa	10,855	565
Allegheny Technologies *	15,140	408
American Vanguard	3,488	74
Ampco-Pittsburgh	947	13
AptarGroup	3,500	306
Ardagh Group, Cl A	1,600	32
Ashland Global Holdings	3,400	247
Avery Dennison	5,000	613
Axalta Coating Systems *	11,800	372
Balchem	3,799	300
Ball	20,000	766
Bemis	5,100	238
Berry Global Group *	7,400	438
Boise Cascade	4,579	204
Cabot	3,700	250
Calgon Carbon	6,204	132
Carpenter Technology	5,526	284
Celanese, Cl A	7,900	854
Century Aluminum *	5,861	130
CF Industries Holdings	13,700	581
Chase	840	94
Chemours	10,300	532
Clearwater Paper *	1,991	94
Cleveland-Cliffs *	35,460	243
Codexis *	5,190	45
Coeur Mining *	22,944	184
Commercial Metals	13,942	335
Compass Minerals International	4,091	298
Core Molding Technologies	1,081	23
Crown Holdings *	7,300	424
Deltic Timber	1,327	125

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Domtar	3,200	$164
DowDuPont	135,074	10,209
Eagle Materials	2,900	325
Eastman Chemical	8,200	813
Ecolab	14,900	2,051
Ferro *	10,132	238
Ferroglobe Representation & Warranty Insurance Trust *	6,943	–
Flotek Industries *	6,131	34
FMC	7,600	694
Forterra *	2,070	14
Freeport-McMoRan *	78,300	1,527
FutureFuel	3,046	41
GCP Applied Technologies *	8,675	290
Gold Resource	5,430	25
Graphic Packaging Holding	18,300	296
Greif, Cl A	3,107	184
Greif, Cl B	730	46
Hawkins	1,183	42
Haynes International	1,480	53
HB Fuller	6,079	315
Hecla Mining	47,582	183
Huntsman	11,300	391
Ingevity *	5,128	372
Innophos Holdings	2,390	111
Innospec	2,937	211
International Flavors & Fragrances	4,600	691
International Paper	23,700	1,490
Intrepid Potash *	11,881	46
Kaiser Aluminum	2,008	221
KapStone Paper and Packaging	10,527	365
Klondex Mines *	20,639	45
KMG Chemicals	1,569	95
Koppers Holdings *	2,537	116
Kraton *	3,565	179
Kronos Worldwide	2,883	79
Louisiana-Pacific *	17,508	518
LSB Industries *	2,173	18
LyondellBasell Industries, Cl A	18,800	2,253
Martin Marietta Materials	3,700	844
Materion	2,422	120
Minerals Technologies	4,322	325
MMC Norilsk Nickel PJSC ADR	2,660	55
Monsanto	25,200	3,069
Mosaic	20,500	560
Myers Industries	2,774	58
Neenah	2,027	183
NewMarket	398	158
Newmont Mining	30,700	1,244
Nucor	18,500	1,239
Olin	9,200	343
Olympic Steel	967	23

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OMNOVA Solutions *	5,099	$56
Owens-Illinois *	9,800	228
Packaging Corp of America	5,300	666
PH Glatfelter	5,078	119
Platform Specialty Products *	11,500	135
PolyOne	9,841	428
PPG Industries	14,756	1,752
PQ Group Holdings *	3,511	57
Praxair	16,500	2,665
Quaker Chemical	1,575	242
Ramaco Resources *	932	8
Rayonier Advanced Materials	5,283	100
Reliance Steel & Aluminum	3,900	342
Royal Gold	3,900	347
RPM International	7,700	402
Ryerson Holding *	2,117	21
Schnitzer Steel Industries, Cl A	3,328	114
Schweitzer-Mauduit International	3,721	169
Scotts Miracle-Gro, Cl A	2,500	226
Sealed Air	11,400	540
Sensient Technologies	5,422	390
Sherwin-Williams	4,700	1,960
Silgan Holdings	4,200	126
Sonoco Products	5,500	299
Southern Copper	9,400	456
Steel Dynamics	13,600	617
Stepan	2,432	191
Summit Materials, Cl A *	13,508	432
SunCoke Energy *	7,470	83
TimkenSteel *	4,650	75
Trecora Resources *	2,105	28
Tredegar	3,022	55
Tronox, Cl A	10,903	214
UFP Technologies *	692	20
United States Lime & Minerals	219	17
United States Steel	10,300	385
US Concrete *	1,892	147
Valhi	3,906	23
Valvoline	12,134	299
Vedanta ADR	15,000	321
Verso *	3,924	63
Vulcan Materials	7,600	1,029
Warrior Met Coal	3,963	111
Westlake Chemical	2,000	225
WestRock	14,600	973
Worthington Industries	5,393	252
WR Grace	4,000	295
		63,146
Real Estate – 2.6%
Acadia Realty Trust ‡	9,884	243
Agree Realty ‡	3,337	161
Alexander & Baldwin ‡	8,093	215

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alexander’s ‡	252	$92
Alexandria Real Estate Equities ‡	5,400	700
Altisource Residential ‡	6,136	68
American Assets Trust ‡	4,867	172
American Campus Communities ‡	7,300	281
American Homes 4 Rent, Cl A ‡	13,200	274
American Tower, Cl A ‡	24,300	3,589
Apartment Investment & Management, Cl A ‡	8,700	364
Apple Hospitality ‡	11,700	228
Armada Hoffler Properties ‡	5,448	78
Ashford Hospitality Prime ‡	3,501	32
Ashford Hospitality Trust ‡	9,318	60
AvalonBay Communities ‡	7,909	1,348
Bluerock Residential Growth, Cl A ‡	2,487	21
Boston Properties ‡	9,000	1,113
Brandywine Realty Trust ‡	10,600	190
Brixmor Property Group ‡	17,000	276
Camden Property Trust ‡	5,300	459
CareTrust ‡	9,111	145
CatchMark Timber Trust, Cl A ‡	5,615	74
CBL & Associates Properties ‡	20,013	111
CBRE Group, Cl A *	17,200	786
Cedar Realty Trust ‡	10,393	53
Chatham Lodging Trust ‡	5,295	119
Chesapeake Lodging Trust ‡	7,229	198
City Office ‡	3,838	45
Clipper Realty ‡	1,949	18
Colony NorthStar, Cl A ‡	30,058	270
Columbia Property Trust ‡	6,300	138
Community Healthcare Trust ‡	2,127	57
Consolidated-Tomoka Land	444	29
CoreCivic ‡	6,400	148
CorEnergy Infrastructure Trust ‡	1,435	55
CoreSite Realty ‡	1,900	206
Corporate Office Properties Trust ‡	5,900	161
Cousins Properties ‡	50,213	452
Crown Castle International ‡	23,300	2,627
CubeSmart ‡	10,100	278
CyrusOne ‡	5,100	294
DCT Industrial Trust ‡	5,500	326
DDR ‡	16,800	136
DiamondRock Hospitality ‡	23,853	280
Digital Realty Trust ‡	11,643	1,303
Douglas Emmett ‡	9,100	352
Duke Realty ‡	20,300	536
Easterly Government Properties ‡	5,199	108
EastGroup Properties ‡	4,051	352
Education Realty Trust ‡	9,352	309
Empire State Realty Trust, Cl A ‡	7,800	152
EPR Properties ‡	3,600	213
Equinix	4,500	2,048

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equity Commonwealth *‡	6,700	$200
Equity LifeStyle Properties ‡	4,700	406
Equity Residential ‡	20,700	1,275
Essex Property Trust ‡	3,700	862
Extra Space Storage ‡	7,000	584
Farmland Partners ‡	4,407	36
Federal Realty Investment Trust ‡	4,100	495
First Industrial Realty Trust ‡	14,290	441
Forest City Realty Trust, Cl A ‡	13,800	324
Forestar Group *	1,503	37
Four Corners Property Trust ‡	7,352	173
Franklin Street Properties ‡	12,254	124
FRP Holdings *	902	45
Gaming and Leisure Properties ‡	11,300	412
GEO Group ‡	14,759	333
Getty Realty ‡	3,753	98
GGP ‡	36,000	829
Gladstone Commercial ‡	3,461	66
Global Medical ‡	2,700	22
Global Net Lease ‡	8,046	148
Government Properties Income Trust ‡	11,514	198
Gramercy Property Trust ‡	19,517	493
Griffin Industrial Realty	101	4
HCP ‡	26,800	645
Healthcare Realty Trust ‡	14,740	440
Healthcare Trust of America, Cl A ‡	10,900	301
Hersha Hospitality Trust, Cl A ‡	4,685	87
HFF, Cl A	4,470	220
Highwoods Properties ‡	6,000	287
Hospitality Properties Trust ‡	9,000	256
Host Hotels & Resorts ‡	42,300	878
Howard Hughes *	2,100	264
Hudson Pacific Properties ‡	8,700	278
Independence Realty Trust ‡	9,985	92
InfraREIT ‡	5,228	99
Investors Real Estate Trust ‡	15,066	85
Invitation Homes	16,700	376
Iron Mountain ‡	16,000	560
iStar Financial *‡	8,041	85
JBG SMITH Properties ‡	4,700	159
Jernigan Capital ‡	1,802	32
Jones Lang LaSalle	2,500	391
Kennedy-Wilson Holdings	14,713	261
Kilroy Realty ‡	5,700	406
Kimco Realty ‡	23,600	375
Kite Realty Group Trust ‡	9,915	167
Lamar Advertising, Cl A ‡	4,500	324
LaSalle Hotel Properties ‡	13,716	419
Lexington Realty Trust ‡	25,828	233
Liberty Property Trust ‡	8,100	335
Life Storage ‡	2,500	208
LTC Properties ‡	4,691	192

44	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Macerich ‡	7,800	$504
Mack-Cali Realty ‡	10,769	216
Marcus & Millichap *	1,858	61
Maui Land & Pineapple *	1,010	14
MedEquities Realty Trust ‡	3,560	39
Medical Properties Trust ‡	20,100	263
Mid-America Apartment Communities ‡	6,417	612
Monmouth Real Estate Investment ‡	8,866	151
National Health Investors ‡	4,823	340
National Retail Properties	8,800	349
National Storage Affiliates Trust ‡	5,446	138
New Senior Investment Group ‡	10,255	79
NexPoint Residential Trust ‡	2,150	57
NorthStar Realty Europe ‡	6,516	78
Omega Healthcare Investors ‡	11,300	306
One Liberty Properties ‡	1,723	42
Outfront Media ‡	8,300	186
Paramount Group ‡	11,900	179
Park Hotels & Resorts ‡	7,616	220
Pebblebrook Hotel Trust ‡	8,203	320
Pennsylvania ‡	8,057	90
Physicians Realty Trust ‡	21,695	354
Piedmont Office Realty Trust, Cl A ‡	8,900	174
Potlatch ‡	4,826	255
Preferred Apartment Communities, Cl A ‡	4,332	72
Prologis ‡	30,200	1,966
PS Business Parks ‡	2,392	292
Public Storage ‡	8,500	1,664
QTS Realty Trust, Cl A ‡	5,980	298
Quality Care Properties *‡	11,094	150
RAIT Financial Trust ‡	9,643	6
Ramco-Gershenson Properties Trust ‡	9,180	121
Rayonier ‡	6,900	224
RE/MAX Holdings, Cl A	2,183	108
Realogy Holdings	8,200	226
Realty Income ‡	16,200	862
Redfin *	1,261	26
Regency Centers ‡	8,570	539
Retail Opportunity Investments ‡	13,115	241
Retail Properties of America, Cl A ‡	12,000	145
Rexford Industrial Realty ‡	9,267	275
RLJ Lodging Trust ‡	20,352	470
RMR Group	909	59
Ryman Hospitality Properties ‡	5,330	408
Sabra Health Care ‡	21,758	394
Safety Income & Growth ‡	1,350	24
Saul Centers ‡	1,362	74
SBA Communications, Cl A *	6,900	1,204
Select Income ‡	7,726	173
Senior Housing Properties Trust ‡	13,400	232
Seritage Growth Properties ‡	3,080	127
Simon Property Group ‡	17,874	2,920

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SL Green Realty ‡	5,600	$563
Spirit Realty Capital ‡	27,300	223
St. Joe *	5,192	98
STAG Industrial ‡	11,360	288
STORE Capital ‡	10,100	248
Stratus Properties	681	21
Summit Hotel Properties ‡	12,245	190
Sun Communities ‡	4,300	382
Sunstone Hotel Investors ‡	27,036	456
Tanger Factory Outlet Centers ‡	4,700	118
Taubman Centers ‡	3,600	222
Tejon Ranch *	2,242	49
Terreno Realty ‡	6,484	231
Tier ‡	5,867	114
Transcontinental Realty Investors *	243	8
Trinity Place Holdings *	2,205	15
UDR ‡	15,300	559
UMH Properties ‡	3,881	52
Uniti Group ‡	9,200	146
Universal Health Realty Income Trust ‡	1,535	102
Urban Edge Properties ‡	12,355	289
Urstadt Biddle Properties, Cl A ‡	3,756	73
Ventas ‡	20,500	1,147
VEREIT ‡	56,400	406
Vornado Realty Trust ‡	9,800	702
Washington ‡	9,497	272
Washington Prime Group ‡	23,003	151
Weingarten Realty Investors ‡	6,300	186
Welltower ‡	21,200	1,271
Weyerhaeuser ‡	42,600	1,599
Whitestone, Cl B ‡	4,519	59
WP Carey ‡	6,200	402
Xenia Hotels & Resorts ‡	12,832	285
		67,657
Telecommunication Services – 1.2%
AT&T	355,531	13,315
ATN International	1,319	78
Boingo Wireless *	4,669	113
CenturyLink	55,957	997
Cincinnati Bell *	5,025	87
Cogent Communications Holdings	5,080	229
Consolidated Communications Holdings	7,941	99
Frontier Communications	9,229	76
General Communication, Cl A *	3,185	134
Globalstar *	71,871	76
Hawaiian Telcom Holdco *	785	23
IDT, Cl B	1,830	20
Intelsat *	4,658	13
Iridium Communications *	10,091	128
Ooma *	2,531	26
ORBCOMM *	7,856	90
pdvWireless *	1,057	36

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shenandoah Telecommunications	5,626	$191
Spok Holdings	2,465	38
Sprint *	35,000	187
Straight Path Communications *	1,186	216
Telephone & Data Systems	5,700	156
T-Mobile US *	16,700	1,087
United States Cellular *	400	15
Verizon Communications	235,991	12,760
Vonage Holdings *	24,479	274
Windstream Holdings	21,904	36
Zayo Group Holdings *	10,800	396
		30,896
Utilities – 1.9%
AES	39,100	452
ALLETE	6,264	454
Alliant Energy	13,000	517
Ameren	14,100	798
American Electric Power	28,500	1,960
American States Water	4,399	243
American Water Works	10,200	848
Aqua America	10,100	366
AquaVenture Holdings *	1,086	17
Artesian Resources, Cl A	1,067	40
Atmos Energy	5,900	489
Avangrid	3,600	175
Avista	7,795	393
Black Hills	6,480	360
Cadiz *	2,451	36
California Water Service Group	5,807	236
Calpine *	19,500	294
CenterPoint Energy	24,700	696
Chesapeake Utilities	1,891	139
CMS Energy	15,700	703
Connecticut Water Service	1,356	72
Consolidated Edison	17,700	1,422
Consolidated Water	1,582	21
Dominion Energy	36,900	2,821
DTE Energy	10,200	1,078
Duke Energy	40,600	3,187
Dynegy, Cl A *	13,601	170
Edison International	18,000	1,126
El Paso Electric	4,895	256
Entergy	10,200	803
Eversource Energy	18,000	1,136
Evoqua Water Technologies *	3,868	88
Exelon	55,600	2,141
FirstEnergy	25,200	829
Genie Energy, Cl B	1,470	6
Global Water Resources	935	8
Great Plains Energy	12,400	386
Hawaiian Electric Industries	5,900	201
IDACORP	6,175	533

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MDU Resources Group	11,000	$291
MGE Energy	4,166	249
Middlesex Water	1,923	72
National Fuel Gas	4,700	262
New Jersey Resources	10,406	404
NextEra Energy	27,100	4,293
NiSource	18,600	459
Northwest Natural Gas	3,419	196
NorthWestern	5,886	320
NRG Energy	16,500	429
NRG Yield, Cl C	7,882	149
NRG Yield, Cl A	4,245	80
OGE Energy	11,100	357
ONE Gas	6,392	453
Ormat Technologies	4,816	338
Otter Tail	4,767	203
Pattern Energy Group, Cl A	9,481	196
PG&E	29,300	1,243
Pinnacle West Capital	6,400	512
PNM Resources	9,634	367
Portland General Electric	10,934	463
PPL	39,100	1,246
Public Service Enterprise Group	29,300	1,520
Pure Cycle *	2,578	22
RGC Resources	956	23
SCANA	7,500	305
Sempra Energy	14,500	1,552
SJW Group	1,966	118
South Jersey Industries	9,506	280
Southern	57,700	2,603
Southwest Gas Holdings	5,684	418
Spark Energy, Cl A	1,050	10
Spire	5,714	380
TerraForm Power, Cl A	5,761	63
UGI	10,100	462
Unitil	1,680	74
Vectren	4,700	285
Vistra Energy *	13,400	261
WEC Energy Group	18,000	1,157
Westar Energy, Cl A	8,300	429
WGL Holdings	6,244	526
Xcel Energy	29,400	1,342
York Water	1,587	50
		49,962
		1,802,889
Total Common Stock (Cost $1,916,490) ($ Thousands)		2,557,127

46	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS – 0.8%
United States — 0.8%
iShares MSCI India Fund	457,464	$17,041
iShares MSCI Taiwan Fund	75,500	2,917
SPDR S&P 500 Trust Fund	752	212

Total Exchange Traded Funds (Cost $14,907) ($ Thousands)		20,170

PREFERRED STOCK – 0.5%
Brazil – 0.3%
Banco Bradesco	144,693	1,862
Braskem	8,900	139
Centrais Eletricas Brasileiras	17,900	134
Cia Brasileira de Distribuicao	7,800	185
Cia Energetica de Minas Gerais	42,298	100
Gerdau	50,100	228
Itau Unibanco Holding	155,000	2,558
Itausa - Investimentos Itau	187,378	784
Lojas Americanas	35,469	189
Petroleo Brasileiro *	188,200	1,171
Telefonica Brasil	21,200	360
		7,710
Chile – 0.0%
Embotelladora Andina	13,317	65
Sociedad Quimica y Minera de Chile, Cl B	4,440	250
		315
Colombia – 0.0%
Bancolombia	19,672	226
Grupo Aval Acciones y Valores	185,117	83
Grupo de Inversiones Suramericana	5,014	68
		377
Germany – 0.1%
Bayerische Motoren Werke	1,579	155
FUCHS PETROLUB	2,014	111
Henkel & KGaA	5,557	779
Porsche Automobil Holding	4,867	451
Schaeffler	4,809	96
Volkswagen	5,990	1,321
		2,913

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
South Korea – 0.1%
Amorepacific *	630	$92
Hyundai Motor	2,908	271
LG Chemical	400	93
LG Household & Health Care	130	82
Samsung Electronics	933	1,843
		2,381
Total Preferred Stock (Cost $8,180) ($ Thousands)		13,696

	Number of Rights
RIGHTS – 0.0%

Italy – 0.0%
Unicredit, Expires 02/23/2018 *	63	1

Philippines – 0.0%
Robinson Land, Expires 02/13/2018 *	22	1

South Korea – 0.0%
Hyundai Heavy Industries, Expires 03/14/2018 *	–	8
Mirae Asset Daewoo, Expires 02/25/2018 *	4	23
		31
Spain – 0.0%
ACS Actividades de Construcciony Servicios *^	8	4

United States – 0.0%
Durata Therapeutics *^	1	–
Media General *^	12	–
Newstar Financial *^	4	2
Tobira Therapeutics, Expires 12/31/2028 *	1	–
		2
Total Rights (Cost $–) ($ Thousands)		39

Total Investments – 98.1% (Cost $1,939,577) ($ Thousands)		$2,591,032

Adviser Managed Trust / Semi-Annual Report / January 31, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2018

Tactical Offensive Equity Fund (Continued)

A list of the open futures contracts held by the Fund at January 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI EAFE Index E-MINI	95	Mar-2018	$9,727	$10,191	$464
MSCI Emerging Markets E-MINI	148	Mar-2018	8,167	9,308	1,141
Russell 2000 Index E-MINI	66	Mar-2018	5,029	5,201	172
S&P 500 Index E-MINI	169	Mar-2018	22,812	23,878	1,066
S&P Mid Cap 400 Index E-MINI	11	Mar-2018	2,110	2,150	40

			$47,845	$50,728	$2,883

Percentages are based on a Net Assets of $2,641,626 ($ Thousands).

*	Non-income producing security.
^	Expiration date unavailable.
‡	Real Estate Investment Trust.
†	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2018, the value of these securities amounted to $6,590 ($ Thousands), representing 0.2% of the net assets of the Fund.

ADR – American Depositary Receipt

Cl – Class

EAFE – Europe, Australasia and Far East

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-voting Depositary Receipt

PJSC – Public Joint-Stock Company

S&P– Standard & Poor’s

Ser – Series

SPDR – Standard & Poor’s Depository Receipt

The following is a list of the level of inputs used as of January 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$2,557,127	$–	$–	$2,557,127
Exchange Traded Funds	20,170	–	–	20,170
Preferred Stock	13,696	–	–	13,696
Rights	39	–	–^	39

Total Investments in Securities	$2,591,032	$–	$–	$2,591,032

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$2,883	$–	$–	$2,883

Total Other Financial Instruments	$2,883	$–	$–	$2,883

* Futures contracts are valued at the unrealized appreciation on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level

3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents securities in which the fair value is $0 or has been rounded to $0.

For the year period ended January 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities due to the availability of quoted prices in active markets to determine fair value. For the period ended January 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions the Fund had with affiliates for the period ended January 31, 2018 ($ Thousands):

Security Description	Value 8/1/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 01/31/2018	Dividend Income
SEI Investments	$435	$–	$–	$–	$144	$579	$2

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

48	Adviser Managed Trust / Semi-Annual Report / January 31, 2018

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 9, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: April 9, 2018